UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2015

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Quarterly Report

March 31, 2015

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 1.6%
Collateralized Commercial Paper Co. LLC(a)	0.310%	06/15/2015	06/15/2015	$125,000,000	$124,919,271
Kells Funding LLC(a)(b)	0.205%	06/15/2015	06/15/2015	200,000,000	199,914,584
Kells Funding LLC(a)(b)	0.190%	06/25/2015	06/25/2015	250,000,000	249,887,847
Kells Funding LLC(a)(b)	0.220%	07/22/2015	07/22/2015	92,000,000	91,937,031

TOTAL ASSET BACKED COMMERCIAL PAPER					666,658,733

FINANCIAL COMPANY COMMERCIAL PAPER – 22.9%
Australia & New Zealand Banking Group Ltd.(c)	0.256%	04/13/2015	04/13/2015	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.256%	04/13/2015	07/13/2015	53,000,000	53,000,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.275%	04/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.275%	04/15/2015	10/15/2015	119,500,000	119,500,000
BNP Paribas(a)	0.230%	05/04/2015	05/04/2015	100,000,000	99,978,917
BNP Paribas(a)	0.250%	05/22/2015	05/22/2015	200,000,000	199,929,167
Caisse des Depots et Consignations(a)(b)	0.215%	04/02/2015	04/02/2015	150,000,000	149,999,104
Caisse des Depots et Consignations(a)(b)	0.215%	04/07/2015	04/07/2015	175,000,000	174,993,729
Caisse des Depots et Consignations(a)(b)	0.200%	06/23/2015	06/23/2015	190,000,000	189,912,389
Caisse des Depots et Consignations(a)(b)	0.220%	07/31/2015	07/31/2015	325,000,000	324,759,681
DBS Bank Ltd.(a)(c)	0.180%	05/05/2015	05/05/2015	150,000,000	149,974,500
DnB Bank ASA(a)(c)	0.200%	05/05/2015	05/05/2015	200,000,000	199,962,222
DnB Bank ASA(a)(c)	0.200%	05/13/2015	05/13/2015	300,000,000	299,930,000
DnB Bank ASA(a)(c)	0.200%	05/18/2015	05/18/2015	325,000,000	324,915,139
DnB Bank ASA(a)(c)	0.205%	06/04/2015	06/04/2015	350,000,000	349,872,444
DnB Bank ASA(a)(c)	0.195%	06/15/2015	06/15/2015	385,000,000	384,843,594
Electricite De France SA(a)(c)	0.190%	05/07/2015	05/07/2015	150,000,000	149,971,500
Erste Abwicklungsanstalt(a)(c)	0.210%	06/30/2015	06/30/2015	70,000,000	69,963,250
Erste Abwicklungsanstalt(a)(c)	0.210%	07/01/2015	07/01/2015	100,000,000	99,946,917
Erste Abwicklungsanstalt(a)(c)	0.200%	07/02/2015	07/02/2015	100,000,000	99,948,889
General Electric Capital Corp.(d)	0.275%	04/15/2015	10/09/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.265%	04/10/2015	09/10/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.262%	04/02/2015	10/02/2015	175,000,000	175,000,000
HSBC Bank PLC(c)(d)	0.310%	06/22/2015	12/21/2015	175,000,000	175,000,000
National Australia Bank(c)(d)	0.255%	04/08/2015	07/08/2015	260,000,000	260,000,000
Nederlandse Waterschapsbank NV(a)(c)	0.220%	07/27/2015	07/27/2015	92,000,000	91,934,220
Nordea Bank AB(a)(c)	0.200%	06/16/2015	06/16/2015	100,000,000	99,957,778

1

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB(a)(c)	0.205%	05/05/2015	05/05/2015	$300,000,000	$299,941,917
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/10/2015	06/10/2015	190,500,000	190,414,804
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/19/2015	06/19/2015	108,600,000	108,545,187
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/23/2015	06/23/2015	495,000,000	494,737,512
Skandinaviska Enskilda Banken AB(a)(c)	0.220%	07/01/2015	07/01/2015	385,000,000	384,785,897
Skandinaviska Enskilda Banken AB(a)(c)	0.250%	07/08/2015	07/08/2015	185,000,000	184,874,097
Societe Generale(a)(c)	0.235%	06/08/2015	06/08/2015	326,000,000	325,855,292
Sumitomo Mitsui Banking Corp.(a)(c)	0.240%	05/01/2015	05/01/2015	350,000,000	349,930,000
Svenska Handelsbanken AB(a)(c)	0.200%	04/17/2015	04/17/2015	200,000,000	199,982,222
Swedbank AB(a)	0.190%	04/10/2015	04/10/2015	200,000,000	199,990,500
Swedbank AB(a)	0.190%	04/13/2015	04/13/2015	85,000,000	84,994,617
Swedbank AB(a)	0.210%	05/07/2015	05/07/2015	100,000,000	99,979,000
Swedbank AB(a)	0.210%	05/08/2015	05/08/2015	200,000,000	199,956,833
Swedbank AB(a)	0.210%	05/18/2015	05/18/2015	200,000,000	199,945,167
Swedbank AB(a)	0.210%	05/21/2015	05/21/2015	100,000,000	99,970,833
Swedbank AB(a)	0.225%	06/03/2015	06/03/2015	100,000,000	99,960,625
Swedbank AB(a)	0.240%	06/30/2015	06/30/2015	122,975,000	122,901,215
Swedbank AB(a)	0.250%	07/08/2015	07/08/2015	150,000,000	149,897,917
Swedbank AB(a)	0.250%	07/09/2015	07/09/2015	100,000,000	99,931,250
Toyota Motor Credit Corp.(d)	0.245%	04/07/2015	07/07/2015	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.245%	04/08/2015	07/09/2015	126,000,000	126,000,000
Westpac Banking Corp.(c)	0.266%	04/24/2015	04/24/2015	150,000,000	150,000,000
Westpac Banking Corp.(c)(d)	0.284%	04/23/2015	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.283%	04/27/2015	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.288%	04/13/2015	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					9,235,388,325

CERTIFICATES OF DEPOSIT – 40.6%
Bank of Montreal(a)	0.180%	04/07/2015	04/07/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.210%	05/15/2015	05/15/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.220%	05/15/2015	05/15/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.180%	06/23/2015	06/23/2015	115,000,000	115,000,000
Bank of Montreal(d)	0.317%	04/20/2015	09/15/2015	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.245%	04/07/2015	07/06/2015	200,000,000	200,000,000
Bank of Nova Scotia(d)	0.305%	04/07/2015	09/04/2015	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.273%	04/07/2015	11/05/2015	294,000,000	294,000,000
Bank of Nova Scotia(d)	0.293%	05/26/2015	11/24/2015	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.275%	04/10/2015	12/04/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.240%	05/29/2015	05/29/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.250%	06/22/2015	06/22/2015	350,000,000	350,000,000
Barclays Bank	0.359%	04/01/2015	04/01/2015	500,000,000	500,000,000
Barclays Bank	0.270%	05/15/2015	05/15/2015	300,000,000	300,000,000
Barclays Bank(d)	0.394%	04/27/2015	06/25/2015	685,000,000	685,000,000

2

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
BNP Paribas(a)	0.230%	05/04/2015	05/04/2015	$400,000,000	$400,000,000
BNP Paribas(a)	0.250%	06/12/2015	06/12/2015	400,000,000	400,000,000
Canadian Imperial Bank of Commerce(d)	0.333%	04/07/2015	09/02/2015	195,000,000	195,000,000
Canadian Imperial Bank of Commerce(d)	0.295%	04/16/2015	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(d)	0.273%	04/27/2015	10/26/2015	100,000,000	100,000,000
Citibank NA(a)	0.250%	06/05/2015	06/05/2015	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank(a)	0.270%	06/01/2015	06/01/2015	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank(a)	0.290%	06/03/2015	06/03/2015	500,000,000	500,000,000
Credit Suisse(a)	0.220%	05/05/2015	05/05/2015	400,000,000	400,000,000
Credit Suisse(a)	0.290%	05/07/2015	05/07/2015	300,000,000	300,000,000
Credit Suisse(d)	0.357%	04/13/2015	06/11/2015	78,000,000	78,006,606
ING Bank NV(a)	0.260%	06/02/2015	06/02/2015	175,000,000	175,000,000
ING Bank NV(a)	0.300%	07/01/2015	07/01/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	07/02/2015	07/02/2015	400,000,000	400,000,000
Nordea Bank AB(a)	0.170%	05/26/2015	05/26/2015	220,000,000	220,000,000
Norinchukin Bank(a)	0.260%	06/03/2015	06/03/2015	125,000,000	125,000,000
Rabobank Nederland NV(a)	0.210%	04/06/2015	04/06/2015	300,000,000	300,000,000
Rabobank Nederland NV(a)	0.210%	05/04/2015	05/04/2015	200,000,000	200,000,000
Rabobank Nederland NV(a)	0.200%	05/05/2015	05/05/2015	235,000,000	235,000,000
Rabobank Nederland NV(a)	0.230%	06/17/2015	06/17/2015	172,000,000	172,000,000
Rabobank Nederland NV(d)	0.237%	04/13/2015	09/11/2015	343,000,000	343,000,000
Royal Bank of Canada(d)	0.246%	04/20/2015	05/20/2015	125,000,000	125,000,000
Royal Bank of Canada(d)	0.268%	04/29/2015	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(d)	0.275%	04/10/2015	09/10/2015	180,000,000	180,000,000
Standard Chartered Bank(a)	0.190%	04/02/2015	04/02/2015	150,000,000	150,000,000
Standard Chartered Bank(a)	0.200%	04/23/2015	04/23/2015	115,000,000	115,000,000
Standard Chartered Bank(a)	0.210%	04/27/2015	04/27/2015	66,000,000	66,000,000
Standard Chartered Bank(a)	0.210%	04/30/2015	04/30/2015	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.(a)	0.250%	04/06/2015	04/06/2015	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	04/15/2015	04/15/2015	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	04/15/2015	04/15/2015	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.(a)	0.230%	05/01/2015	05/01/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	05/01/2015	05/01/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.270%	06/08/2015	06/08/2015	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.250%	06/17/2015	06/17/2015	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.(a)	0.270%	06/29/2015	06/29/2015	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	0.215%	04/16/2015	04/16/2015	300,000,000	300,000,624
Svenska Handelsbanken AB(a)	0.205%	06/02/2015	06/02/2015	200,000,000	200,001,721
Svenska Handelsbanken AB(a)	0.230%	07/09/2015	07/09/2015	125,000,000	125,001,717
Toronto Dominion Bank(a)	0.200%	05/26/2015	05/26/2015	125,000,000	125,000,000

3

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Toronto Dominion Bank(a)	0.200%	07/09/2015	07/09/2015	$230,000,000	$230,000,000
Toronto Dominion Bank(d)	0.246%	04/20/2015	07/20/2015	250,000,000	250,000,000
Toronto Dominion Bank(d)	0.243%	04/21/2015	07/21/2015	183,000,000	183,000,000
Toronto Dominion Bank(d)	0.272%	05/22/2015	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.245%	06/05/2015	06/05/2015	300,000,000	300,000,000
UBS AG(a)	0.245%	06/08/2015	06/08/2015	535,000,000	535,000,000
Wells Fargo Bank NA	0.252%	04/09/2015	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(d)	0.271%	04/08/2015	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(d)	0.272%	04/13/2015	07/14/2015	458,000,000	458,000,000
Wells Fargo Bank NA(d)	0.308%	06/12/2015	03/03/2016	275,000,000	275,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,385,010,668

OTHER NOTES – 7.3%
Bank of America NA(a)	0.240%	06/01/2015	06/01/2015	121,000,000	121,000,000
Bank of America NA(a)	0.240%	06/02/2015	06/02/2015	195,000,000	195,000,000
Bank of America NA(a)	0.240%	06/12/2015	06/12/2015	192,000,000	192,000,000
Bank of America NA(a)	0.260%	07/06/2015	07/06/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(d)	0.424%	06/08/2015	04/06/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.377%	04/22/2015	04/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(a)	0.060%	04/01/2015	04/01/2015	900,000,000	900,000,000
Royal Bank of Canada(d)	0.491%	06/16/2015	12/16/2015	152,000,000	152,214,619
Royal Bank of Canada(b)(d)	0.344%	04/07/2015	04/06/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(d)	0.346%	04/27/2015	09/23/2015	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.355%	06/10/2015	04/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.376%	04/20/2015	04/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					2,946,214,619

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.7%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 12/01/2029 – 04/01/2045, Federal National Mortgage Associations, 3.000% – 3.500% due 12/01/2029 – 02/01/2030, Government National Mortgage Associations, 2.850% – 4.500% due 03/15/2042 – 02/15/2050, and U.S. Treasury Notes, 2.000% – 2.750% due 02/15/2023 – 11/15/2023, valued at $306,000,007); expected proceeds $300,006,000	0.120%	04/02/2015	04/02/2015	300,000,000	300,000,000

4

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 23.5%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/19/2015 (collateralized by U.S. Treasury Notes, 1.250% – 2.750% due 02/28/2018 – 04/30/2019, valued at $4,175,135,710); expected proceeds $4,175,146,125	0.090%	04/02/2015	04/02/2015	$4,175,000,000	$4,175,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/30/2015 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $2,000,011,138); expected proceeds $2,000,038,889	0.100%	04/06/2015	04/06/2015	2,000,000,000	2,000,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 11/15/2018 – 05/15/2022, valued at $3,300,004,633); expected proceeds $3,300,004,583	0.050%	04/01/2015	04/01/2015	3,300,000,000	3,300,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					9,475,000,000

OTHER REPURCHASE AGREEMENTS – 3.3%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 08/15/2015 – 06/27/2044, and a U.S. Treasury Note, 1.250% due 01/31/2020 valued at $119,577,877); expected proceeds $110,140,250	0.510%	04/01/2015	06/04/2015	110,000,000	110,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2015 (collateralized by various Corporate Bonds, 0.000% – 14.750% due 07/15/2015 – 09/01/2066, and U.S. Treasury Notes, 0.250% – 3.625% due 05/31/2015 – 08/15/2019 valued at $489,849,864); expected proceeds $450,182,750	0.430%	04/01/2015	05/04/2015	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by various Common Stocks, and a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025 valued at $133,971,128); expected proceeds $125,096,875	0.310%	04/01/2015	06/04/2015	125,000,000	125,000,000

5

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/13/2015 (collateralized by various Common Stocks valued at $334,881,745); expected proceeds $310,379,147	0.370%	04/01/2015	07/10/2015	$310,000,000	$310,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/13/2015 (collateralized by various Corporate Bonds, 0.322% – 8.875% due 04/15/2015 – 12/05/2044 valued at $336,736,278); expected proceeds $320,396,138	0.375%	04/10/2015	07/10/2015	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,315,000,000

TOTAL INVESTMENTS(e)(f)† – 99.9%					40,323,272,345
Other Assets in Excess of Liabilities – 0.1%					59,613,042

NET ASSETS – 100.0%					$40,382,885,387

(a)	Rate represents annualized yield at date of purchase

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,716,404,365 or 4.25% of net assets as of March 31, 2015.

(c)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $6,362,287,381 or 15.75% of net assets as of March 31, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

6

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	40,323,272,345
Level 3 – Significant Unobservable Inputs	–

Total Investments	$40,323,272,345

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

7

State Street Tax Free Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – 82.8%
California – 4.7%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.030%	04/01/2015	04/01/2015	$2,000,000	$2,000,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.010%	04/07/2015	04/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.020%	04/07/2015	04/07/2015	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.010%	04/07/2015	04/07/2015	2,500,000	2,500,000

					11,130,000

Colorado – 3.8%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	04/07/2015	04/07/2015	5,445,000	5,445,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.060%	04/07/2015	04/07/2015	3,700,000	3,700,000

					9,145,000

Connecticut – 7.2%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	04/07/2015	04/07/2015	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.010%	04/07/2015	04/07/2015	9,480,000	9,480,000

					17,230,000

Delaware – 2.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	6,900,000	6,900,000

Florida – 1.0%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.010%	04/07/2015	04/07/2015	2,415,000	2,415,000

Indiana – 4.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.040%	04/07/2015	04/07/2015	2,000,000	2,000,000

8

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Indiana – (continued)
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.010%	04/07/2015	04/07/2015	$8,945,000	$8,945,000

					10,945,000

Maryland – 2.1%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.040%	04/07/2015	04/07/2015	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.020%	04/07/2015	04/07/2015	1,420,000	1,420,000

					4,965,000

Massachusetts – 5.2%
Commonwealth of Massachusetts, Central Artery, GO Limited, Series B, SPA: U.S. Bank N.A.(a)	0.030%	04/01/2015	04/01/2015	4,465,000	4,465,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	7,900,000	7,900,000

					12,365,000

Michigan – 1.2%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000

Minnesota – 1.1%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	2,635,000	2,635,000

Missouri – 2.9%
Missouri Development Finance Board Cultural Facilities Revenue Bonds, Nelson Gallery Foundation, Series A, SPA: Northern Trust Company(a)	0.030%	04/01/2015	04/01/2015	6,000,000	6,000,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A.(a)	0.020%	04/01/2015	04/01/2015	980,000	980,000

					6,980,000

New Hampshire – 1.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.040%	04/07/2015	04/07/2015	3,375,000	3,375,000

New York – 6.0%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	04/01/2015	04/01/2015	2,500,000	2,500,000

9

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
New York – (continued)
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.020%	04/01/2015	04/01/2015	$2,685,000	$2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.020%	04/07/2015	04/07/2015	1,300,000	1,300,000
New York State Dormitory Authority, Revenue Bonds, Royal, Series A, RMKT 03/17/08, LIQ: FNMA(a)	0.010%	04/07/2015	04/07/2015	2,500,000	2,500,000

					14,405,000

North Carolina – 11.8%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.040%	04/07/2015	04/07/2015	2,250,000	2,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	7,820,000	7,820,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	4,100,000	4,100,000
North Carolina Medical Care Commission & Health Care facilities, Revenue Bonds, Novant Health Group, Series A, SPA: JP Morgan Chase Bank N.A.(a)	0.090%	04/07/2015	04/07/2015	7,000,000	7,000,000

					28,170,000

Ohio – 3.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.020%	04/07/2015	04/07/2015	7,500,000	7,500,000

Oregon – 3.6%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.030%	04/07/2015	04/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	04/07/2015	04/07/2015	920,000	920,000

					8,520,000

10

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Pennsylvania – 1.6%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	$3,765,000	$3,765,000

Rhode Island – 2.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.020%	04/07/2015	04/07/2015	6,555,000	6,555,000

South Carolina – 2.1%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.020%	04/07/2015	04/07/2015	5,055,000	5,055,000

Tennessee – 3.8%
County of Shelby, GO Unlimited, Series B, SPA: Bank of New York Mellon(a)	0.020%	04/07/2015	04/07/2015	9,000,000	9,000,000

Texas – 0.9%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.040%	04/07/2015	04/07/2015	2,080,000	2,080,000

Utah – 1.3%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.020%	04/07/2015	04/07/2015	3,100,000	3,100,000

Washington – 2.8%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.030%	04/07/2015	04/07/2015	1,600,000	1,600,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.020%	04/07/2015	04/07/2015	5,000,000	5,000,000

					6,600,000

West Virginia – 1.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000

Wisconsin – 0.9%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series B, INS: Government Authority(a)	0.020%	04/07/2015	04/07/2015	2,045,000	2,045,000

Wyoming – 2.9%
Sweetwater County Wyoming Revenue Bonds, Pacificorp Projects, Series A, RMKT 03/25/13, LOC: Bank of Nova Scotia(a)	0.040%	04/07/2015	04/07/2015	7,035,000	7,035,000

TOTAL VARIABLE RATE DEMAND NOTES					197,915,000

11

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value
INVESTMENT COMPANY – 13.9%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.01%(b)(c)	33,115,112	$33,115,112

TOTAL INVESTMENTS(d)(e)† – 96.7%		231,030,112
Other Assets in Excess of Liabilities – 3.3%		7,913,291

NET ASSETS – 100.0%		$238,943,403

(a)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2015.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

12

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$33,115,112
Level 2 – Other Significant Observable Inputs	197,915,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$231,030,112

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

13

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 66.2%
Federal Farm Credit Bank(a)	0.081%	04/21/2015	04/21/2015	$42,000,000	$41,998,133
Federal Farm Credit Bank(b)	0.145%	04/09/2015	12/09/2015	55,000,000	55,000,000
Federal Farm Credit Bank(b)	0.143%	04/06/2015	01/05/2016	70,000,000	70,000,000
Federal Farm Credit Bank(b)	0.147%	04/13/2015	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(b)	0.137%	04/20/2015	02/18/2016	86,000,000	85,993,278
Federal Home Loan Bank(a)	0.073%	04/06/2015	04/06/2015	186,000,000	185,998,114
Federal Home Loan Bank(a)	0.100%	04/08/2015	04/08/2015	208,000,000	207,995,956
Federal Home Loan Bank(a)	0.100%	04/10/2015	04/10/2015	205,260,000	205,254,868
Federal Home Loan Bank(a)	0.103%	04/15/2015	04/15/2015	115,000,000	114,995,304
Federal Home Loan Bank(a)	0.105%	04/15/2015	04/15/2015	115,000,000	114,995,394
Federal Home Loan Bank(a)	0.107%	04/17/2015	04/17/2015	200,000,000	199,990,489
Federal Home Loan Bank(a)	0.086%	04/22/2015	04/22/2015	65,000,000	64,996,777
Federal Home Loan Bank(a)	0.101%	04/22/2015	04/22/2015	150,000,000	149,991,162
Federal Home Loan Bank(a)	0.091%	04/24/2015	04/24/2015	168,000,000	167,990,340
Federal Home Loan Bank(a)	0.095%	04/24/2015	04/24/2015	83,000,000	82,994,962
Federal Home Loan Bank(a)	0.098%	04/24/2015	04/24/2015	76,000,000	75,995,242
Federal Home Loan Bank(a)	0.093%	04/29/2015	04/29/2015	40,650,000	40,647,091
Federal Home Loan Bank(a)	0.095%	04/29/2015	04/29/2015	36,000,000	35,997,368
Federal Home Loan Bank(a)	0.083%	05/01/2015	05/01/2015	186,000,000	185,987,135
Federal Home Loan Bank(a)	0.077%	05/06/2015	05/06/2015	91,000,000	90,993,188
Federal Home Loan Bank(a)	0.078%	05/06/2015	05/06/2015	136,000,000	135,989,687
Federal Home Loan Bank(a)	0.073%	05/08/2015	05/08/2015	35,000,000	34,997,338
Federal Home Loan Bank(a)	0.073%	05/13/2015	05/13/2015	114,775,000	114,765,091
Federal Home Loan Bank(a)	0.072%	05/13/2015	05/13/2015	187,650,000	187,634,128
Federal Home Loan Bank(a)	0.077%	05/15/2015	05/15/2015	100,000,000	99,990,467
Federal Home Loan Bank(a)	0.075%	05/20/2015	05/20/2015	182,500,000	182,481,121
Federal Home Loan Bank(a)	0.074%	05/22/2015	05/22/2015	175,000,000	174,981,406
Federal Home Loan Bank(a)	0.069%	06/03/2015	06/03/2015	297,500,000	297,465,118
Federal Home Loan Bank(a)	0.140%	06/03/2015	06/03/2015	40,000,000	39,990,340
Federal Home Loan Bank(a)	0.142%	06/03/2015	06/03/2015	7,000,000	6,998,285
Federal Home Loan Bank(a)	0.079%	06/10/2015	06/10/2015	203,075,000	203,044,595
Federal Home Loan Bank(a)	0.080%	06/10/2015	06/10/2015	97,575,000	97,560,201
Federal Home Loan Bank(a)	0.086%	06/12/2015	06/12/2015	249,000,000	248,958,168
Federal Home Loan Bank(a)	0.092%	06/12/2015	06/12/2015	111,000,000	110,980,020
Federal Home Loan Bank(a)	0.113%	06/17/2015	06/17/2015	100,000,000	99,976,472
Federal Home Loan Bank(a)	0.092%	06/19/2015	06/19/2015	100,000,000	99,980,250

14

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(b)	0.154%	04/27/2015	01/25/2016	$114,000,000	$114,000,000
Federal Home Loan Mortgage Corp.(a)	0.071%	04/01/2015	04/01/2015	173,000,000	173,000,000
Federal Home Loan Mortgage Corp.(a)	0.111%	04/13/2015	04/13/2015	195,000,000	194,992,850
Federal Home Loan Mortgage Corp.(a)	0.096%	04/14/2015	04/14/2015	100,000,000	99,996,569
Federal Home Loan Mortgage Corp.(a)	0.096%	04/24/2015	04/24/2015	100,000,000	99,993,931
Federal Home Loan Mortgage Corp.(a)	0.101%	04/24/2015	04/24/2015	75,700,000	75,695,164
Federal Home Loan Mortgage Corp.(a)	0.101%	05/05/2015	05/05/2015	61,400,000	61,394,201
Federal Home Loan Mortgage Corp.(a)	0.091%	05/08/2015	05/08/2015	125,000,000	124,988,438
Federal Home Loan Mortgage Corp.(a)	0.111%	05/11/2015	05/11/2015	18,182,000	18,179,778
Federal Home Loan Mortgage Corp.(a)	0.100%	05/22/2015	05/22/2015	147,500,000	147,479,104
Federal Home Loan Mortgage Corp.(a)	0.111%	05/26/2015	05/26/2015	78,000,000	77,986,892
Federal Home Loan Mortgage Corp.(a)	0.056%	06/05/2015	06/05/2015	25,000,000	24,997,517
Federal Home Loan Mortgage Corp.(a)	0.132%	06/08/2015	06/08/2015	67,500,000	67,483,425
Federal Home Loan Mortgage Corp.(a)	0.133%	06/08/2015	06/08/2015	70,000,000	69,982,679
Federal Home Loan Mortgage Corp.(a)	0.150%	06/15/2015	06/15/2015	84,000,000	83,974,100
Federal Home Loan Mortgage Corp.(a)	0.152%	06/15/2015	06/15/2015	20,000,000	19,993,750
Federal Home Loan Mortgage Corp.(a)	0.056%	06/18/2015	06/18/2015	178,000,000	177,978,788
Federal Home Loan Mortgage Corp.(a)	0.092%	06/25/2015	06/25/2015	142,000,000	141,969,825
Federal Home Loan Mortgage Corp.(b)	0.167%	04/17/2015	07/17/2015	143,000,000	143,009,293
Federal Home Loan Mortgage Corp.(a)	0.107%	08/05/2015	08/05/2015	136,000,000	135,950,020
Federal National Mortgage Assoc.(a)	0.086%	04/01/2015	04/01/2015	157,000,000	157,000,000
Federal National Mortgage Assoc.(a)	0.091%	04/02/2015	04/02/2015	25,000,000	24,999,938
Federal National Mortgage Assoc.(a)	0.064%	04/15/2015	04/15/2015	120,000,000	119,997,060
Federal National Mortgage Assoc.(a)	0.096%	04/16/2015	04/16/2015	100,000,000	99,996,042
Federal National Mortgage Assoc.(a)	0.071%	04/27/2015	04/27/2015	84,000,000	83,995,753
Federal National Mortgage Assoc.(a)	0.096%	04/27/2015	04/27/2015	45,000,000	44,996,913
Federal National Mortgage Assoc.(a)	0.090%	05/01/2015	05/01/2015	236,000,000	235,982,300
Federal National Mortgage Assoc.(a)	0.095%	05/11/2015	05/11/2015	100,000,000	99,989,444
Federal National Mortgage Assoc.(a)	0.111%	05/13/2015	05/13/2015	15,000,000	14,998,075
Federal National Mortgage Assoc.(a)	0.100%	05/21/2015	05/21/2015	206,000,000	205,971,389
Federal National Mortgage Assoc.(a)	0.111%	05/27/2015	05/27/2015	32,353,000	32,347,464
Federal National Mortgage Assoc.(a)	0.106%	06/02/2015	06/02/2015	86,000,000	85,984,448
Federal National Mortgage Assoc.(a)	0.082%	06/03/2015	06/03/2015	285,000,000	284,960,100
Federal National Mortgage Assoc.(a)	0.132%	06/03/2015	06/03/2015	25,000,000	24,994,313
Federal National Mortgage Assoc.(a)	0.142%	06/10/2015	06/10/2015	121,750,000	121,716,857
Federal National Mortgage Assoc.(a)	0.111%	06/15/2015	06/15/2015	86,000,000	85,980,292
Federal National Mortgage Assoc.(a)	0.051%	06/16/2015	06/16/2015	178,000,000	177,981,211
Federal National Mortgage Assoc.(a)	0.112%	08/17/2015	08/17/2015	198,650,000	198,566,236
Federal National Mortgage Assoc.(a)	0.133%	09/02/2015	09/02/2015	135,000,000	134,924,925
Federal National Mortgage Assoc.(b)	0.163%	04/21/2015	10/21/2015	17,700,000	17,702,123

TOTAL GOVERNMENT AGENCY DEBT					8,692,738,695

15

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 1.6%
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	$143,000,000	$142,970,904
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	36,350,000	36,350,598
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	34,000,000	33,968,877

TOTAL TREASURY DEBT					213,290,379

TREASURY REPURCHASE AGREEMENTS – 28.2%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/25/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 04/09/2015, U.S. Treasury Bonds, 3.125% – 4.750% due 02/15/2040 – 08/15/2043, U.S. Treasury Notes, 0.250% – 3.375% due 02/15/2016 – 05/15/2024, and U.S. Treasury Strips, 0.000% – 4.125% due 05/15/2015 – 02/15/2025, valued at $153,000,066); expected proceeds $150,002,042	0.070%	04/01/2015	04/01/2015	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/19/2015 (collateralized by a U.S. Treasury Bond, 4.250% due 11/15/2040, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $1,300,042,347); expected proceeds $1,300,045,500	0.090%	04/02/2015	04/02/2015	1,300,000,000	1,300,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/30/2015 (collateralized by a U.S. Treasury Bond, 4.250% due 05/15/2039, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $725,004,133); expected proceeds $725,014,097	0.100%	04/06/2015	04/06/2015	725,000,000	725,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2021 – 05/15/2022, valued at $1,425,001,979); expected proceeds $1,425,001,979	0.050%	04/01/2015	04/01/2015	1,425,000,000	1,425,000,000

16

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 7.500% due 11/15/2016 – 11/15/2041, U.S. Treasury Notes, 0.085% – 5.125% due 05/15/2016 – 11/30/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $102,000,085); expected proceeds $100,001,556	0.080%	04/02/2015	04/02/2015	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,700,000,000

TOTAL INVESTMENTS(c)(d)† – 96.0%					12,606,029,074
Other Assets in Excess of Liabilities – 4.0%					526,660,473

NET ASSETS – 100.0%					$13,132,689,547

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

17

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	12,606,029,074
Level 3 – Significant Unobservable Inputs	–

Total Investments	$12,606,029,074

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

18

State Street Treasury Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 112.8%
U.S. Treasury Bill(a)	0.003%	04/02/2015	04/02/2015	$174,484,000	$174,483,988
U.S. Treasury Bill(a)	0.005%	04/02/2015	04/02/2015	85,000,000	84,999,988
U.S. Treasury Bill(a)	0.010%	04/02/2015	04/02/2015	656,000,000	655,999,818
U.S. Treasury Bill(a)	0.005%	04/09/2015	04/09/2015	250,000,000	249,999,722
U.S. Treasury Bill(a)	0.010%	04/09/2015	04/09/2015	653,000,000	652,998,549
U.S. Treasury Bill(a)	0.015%	04/09/2015	04/09/2015	189,710,000	189,709,368
U.S. Treasury Bill(a)	0.028%	04/09/2015	04/09/2015	410,000,000	409,997,494
U.S. Treasury Bill(a)	0.038%	04/09/2015	04/09/2015	116,865,000	116,864,026
U.S. Treasury Bill(a)	0.045%	04/09/2015	04/09/2015	50,000,000	49,999,500
U.S. Treasury Bill(a)	0.030%	04/16/2015	04/16/2015	398,500,000	398,495,019
U.S. Treasury Bill(a)	0.035%	04/16/2015	04/16/2015	1,066,500,000	1,066,484,447
U.S. Treasury Bill(a)	0.005%	04/23/2015	04/23/2015	150,000,000	149,999,542
U.S. Treasury Bill(a)	0.020%	04/23/2015	04/23/2015	982,000,000	981,987,998
U.S. Treasury Bill(a)	0.025%	04/23/2015	04/23/2015	108,000,000	107,998,350
U.S. Treasury Bill(a)	0.028%	04/23/2015	04/23/2015	392,000,000	391,993,412
U.S. Treasury Bill(a)	0.011%	04/30/2015	04/30/2015	75,000,000	74,999,335
U.S. Treasury Bill(a)	0.015%	04/30/2015	04/30/2015	54,000,000	53,999,348
U.S. Treasury Bill(a)	0.025%	04/30/2015	04/30/2015	100,000,000	99,997,986
U.S. Treasury Bill(a)	0.028%	04/30/2015	04/30/2015	483,000,000	482,989,300
U.S. Treasury Bill(a)	0.050%	04/30/2015	04/30/2015	1,000,000,000	999,961,111
U.S. Treasury Bill(a)	0.018%	05/07/2015	05/07/2015	408,000,000	407,992,860
U.S. Treasury Bill(a)	0.026%	05/14/2015	05/14/2015	346,000,000	345,989,255
U.S. Treasury Bill(a)	0.028%	05/14/2015	05/14/2015	103,000,000	102,996,617
U.S. Treasury Bill(a)	0.011%	05/21/2015	05/21/2015	339,000,000	338,994,821
U.S. Treasury Bill(a)	0.013%	05/21/2015	05/21/2015	111,000,000	110,998,073
U.S. Treasury Bill(a)	0.017%	05/28/2015	05/28/2015	400,000,000	399,988,917
U.S. Treasury Bill(a)	0.021%	06/04/2015	06/04/2015	500,000,000	499,981,333
U.S. Treasury Bill(a)	0.015%	06/11/2015	06/11/2015	400,000,000	399,988,167
U.S. Treasury Bill(a)	0.025%	06/18/2015	06/18/2015	100,000,000	99,994,583
U.S. Treasury Bill(a)	0.040%	06/18/2015	06/18/2015	417,000,000	416,963,860
U.S. Treasury Bill(a)	0.031%	07/02/2015	07/02/2015	182,000,000	181,985,738
U.S. Treasury Bill(a)	0.033%	07/02/2015	07/02/2015	168,000,000	167,986,198
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	50,000,000	49,965,965
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	193,000,000	192,961,486
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	27,000,000	27,000,444
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	30,000,000	29,972,539
U.S. Treasury Note(a)	0.040%	04/15/2015	04/15/2015	55,000,000	55,007,076

19

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.056%	04/15/2015	04/15/2015	$200,000,000	$200,024,561
U.S. Treasury Note(a)	0.040%	04/30/2015	04/30/2015	295,000,000	295,581,191
U.S. Treasury Note(a)	0.075%	05/15/2015	05/15/2015	137,000,000	137,029,059

TOTAL TREASURY DEBT					11,855,361,044

TOTAL INVESTMENTS(c)(d)† – 112.8%					11,855,361,044
Liabilities in Excess of Assets – (12.8)%					(1,348,207,652)

NET ASSETS – 100.0%					$10,507,153,392

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	11,855,361,044
Level 3 – Significant Unobservable Inputs	–

Total Investments	$11,855,361,044

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

20

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 72.4%
U.S. Treasury Bill(a)	0.010%	04/02/2015	04/02/2015	$75,000,000	$74,999,979
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,999,974
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	75,000,000	74,999,917
U.S. Treasury Bill(a)	0.010%	04/09/2015	04/09/2015	50,000,000	49,999,889
U.S. Treasury Bill(a)	0.028%	04/09/2015	04/09/2015	75,000,000	74,999,542
U.S. Treasury Bill(a)	0.030%	04/16/2015	04/16/2015	25,000,000	24,999,687
U.S. Treasury Bill(a)	0.035%	04/16/2015	04/16/2015	50,000,000	49,999,271
U.S. Treasury Bill(a)	0.020%	04/23/2015	04/23/2015	50,000,000	49,999,389
U.S. Treasury Bill(a)	0.025%	04/23/2015	04/23/2015	11,000,000	10,999,832
U.S. Treasury Bill(a)	0.028%	04/23/2015	04/23/2015	39,000,000	38,999,345
U.S. Treasury Bill(a)	0.028%	04/30/2015	04/30/2015	100,000,000	99,997,785
U.S. Treasury Bill(a)	0.050%	04/30/2015	04/30/2015	115,000,000	114,995,528
U.S. Treasury Bill(a)	0.017%	05/07/2015	05/07/2015	100,000,000	99,998,250
U.S. Treasury Bill(a)	0.026%	05/14/2015	05/14/2015	59,000,000	58,998,168
U.S. Treasury Bill(a)	0.028%	05/14/2015	05/14/2015	17,000,000	16,999,442
U.S. Treasury Bill(a)	0.011%	05/21/2015	05/21/2015	57,000,000	56,999,129
U.S. Treasury Bill(a)	0.013%	05/21/2015	05/21/2015	18,000,000	17,999,687
U.S. Treasury Bill(a)	0.017%	05/28/2015	05/28/2015	25,000,000	24,999,307
U.S. Treasury Bill(a)	0.015%	06/11/2015	06/11/2015	50,000,000	49,998,521
U.S. Treasury Bill(a)	0.032%	07/02/2015	07/02/2015	35,000,000	34,997,193
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	9,000,000	8,993,874
U.S. Treasury Note(a)	0.056%	04/15/2015	04/15/2015	100,000,000	100,012,280
U.S. Treasury Note(a)	0.040%	04/30/2015	04/30/2015	50,000,000	50,098,507
U.S. Treasury Note(a)	0.750%	05/15/2015	05/15/2015	70,000,000	70,014,848
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	47,500,000	47,490,530
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	8,000,000	8,000,131
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	7,000,000	6,993,592

TOTAL TREASURY DEBT					1,342,583,597

TREASURY REPURCHASE AGREEMENTS – 29.9%
Agreement with Bank of America Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and a U.S. Treasury Note, 3.750% due 11/15/2018, valued at $153,000,037); expected proceeds $150,000,500	0.120%	04/01/2015	04/01/2015	150,000,000	150,000,000

21

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $76,500,092); expected proceeds $75,000,313	0.150%	04/01/2015	04/01/2015	$75,000,000	$75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Notes, 3.000% – 3.375% due 09/30/2016 – 11/15/2019, valued at $81,600,072); expected proceeds $80,000,222	0.100%	04/01/2015	04/01/2015	80,000,000	80,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Note, 1.625% due 07/31/2019, valued at $76,500,073); expected proceeds $75,000,271	0.130%	04/01/2015	04/01/2015	75,000,000	75,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2015 (collateralized by U.S. Treasury Bills, 0.000% due 04/02/2015 – 04/30/2015, U.S. Treasury Bonds, 6.875% – 7.625% due 02/15/2025 – 08/15/2025, and U.S. Treasury Notes, 1.250% – 5.125% due 05/15/2016 – 02/15/2020, valued at $51,000,022); expected proceeds $50,000,778	0.080%	04/02/2015	04/02/2015	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and The Bank of New York Mellon dated 03/31/2015 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, and a U.S. Treasury Note, 1.750% due 05/31/2016, valued at $51,004,820); expected proceeds $50,000,167	0.120%	04/01/2015	04/01/2015	50,000,000	50,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Bonds, 2.750% – 3.875% due 08/15/2040 – 11/15/2043, and a U.S. Treasury Note, 1.750% due 10/31/2018, valued at $76,500,067); expected proceeds $75,000,292	0.140%	04/01/2015	04/01/2015	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					555,000,000

TOTAL INVESTMENTS(c)(d)† – 102.3%					1,897,583,597
Liabilities in Excess of Assets – (2.3)%					(42,593,189)

NET ASSETS – 100.0%					$1,854,990,408

22

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	1,897,583,597
Level 3 – Significant Unobservable Inputs	–

Total Investments	$1,897,583,597

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

23

Quarterly Report

31 March 2015

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Institutional Investment Trust

Quarterly Report

March 31, 2015

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Equity 500 Index II Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.9%
Consumer Discretionary – 12.2%
Amazon.com, Inc.(a)	9,690	$3,605,649
AutoNation, Inc.(a)	1,894	121,841
AutoZone, Inc.(a)	776	529,356
Bed Bath & Beyond, Inc.(a)	4,415	338,962
Best Buy Co., Inc.	8,006	302,547
BorgWarner, Inc.	6,077	367,537
Cablevision Systems Corp. (Class A)	4,788	87,620
CarMax, Inc.(a)	5,003	345,257
Carnival Corp.	11,901	569,344
CBS Corp. (Class B)	11,242	681,602
Chipotle Mexican Grill, Inc.(a)	786	511,324
Coach, Inc.	7,528	311,885
Comcast Corp. (Class A)	65,383	3,692,178
D.R. Horton, Inc.	7,797	222,059
Darden Restaurants, Inc.	2,771	192,141
Delphi Automotive PLC	7,719	615,513
DIRECTV(a)	12,902	1,097,960
Discovery Communications, Inc. (Class A)(a)	3,303	101,600
Discovery Communications, Inc. (Class C)(a)	6,003	176,938
Dollar General Corp.(a)	8,013	604,020
Dollar Tree, Inc.(a)	5,507	446,866
Expedia, Inc.	2,334	219,699
Family Dollar Stores, Inc.	2,093	165,849
Ford Motor Co.	102,838	1,659,805
Fossil Group, Inc.(a)	983	81,048
GameStop Corp. (Class A)	2,622	99,531
Gannett Co., Inc.	5,322	197,340
Gap, Inc.	5,934	257,120
Garmin Ltd.	2,640	125,453
General Motors Co.	34,723	1,302,113
Genuine Parts Co.	4,089	381,054
Goodyear Tire & Rubber Co.	6,344	171,796
H&R Block, Inc.	7,664	245,785
Hanesbrands, Inc.	10,200	341,802
Harley-Davidson, Inc.	5,816	353,264
Harman International Industries, Inc.	1,616	215,946
Hasbro, Inc.	2,397	151,586
Home Depot, Inc.	34,002	3,862,967
Interpublic Group of Cos., Inc.	9,666	213,812
Johnson Controls, Inc.	17,280	871,603
Kohl’s Corp.	5,445	426,071
L Brands, Inc.	6,421	605,436
Leggett & Platt, Inc.	3,254	149,977
Lennar Corp. (Class A)	4,106	212,732
Lowe’s Cos., Inc.	24,850	1,848,592
Macy’s, Inc.	9,062	588,214
Marriott International, Inc. (Class A)	5,653	454,049
Mattel, Inc.	7,433	169,844
McDonald’s Corp.	24,810	2,417,486
Michael Kors Holdings, Ltd.(a)	5,514	362,546
Mohawk Industries, Inc.(a)	1,731	321,533
Netflix, Inc.(a)	1,572	655,037
Newell Rubbermaid, Inc.	7,542	294,666
News Corp. (Class A)(a)	10,788	172,716
NIKE, Inc. (Class B)	17,853	1,791,192
Nordstrom, Inc.	3,177	255,177
O’Reilly Automotive, Inc.(a)	2,680	579,523
Omnicom Group, Inc.	6,591	513,966
Priceline Group, Inc.(a)	1,340	1,559,961
PulteGroup, Inc.	7,362	163,657
PVH Corp.	2,349	250,309
Ralph Lauren Corp.	1,479	194,489
Ross Stores, Inc.	5,028	529,750
Royal Caribbean Cruises, Ltd.	4,600	376,510
Scripps Networks Interactive, Inc. (Class A)	2,372	162,624
Staples, Inc.	14,799	241,002
Starbucks Corp.	19,115	1,810,191
Starwood Hotels & Resorts Worldwide, Inc.	4,203	350,951
Target Corp.	16,372	1,343,650
Tiffany & Co.	2,499	219,937
Time Warner Cable, Inc.	7,197	1,078,686
Time Warner, Inc.	21,411	1,807,945
TJX Cos., Inc.	17,737	1,242,477
Tractor Supply Co.	3,726	316,934
TripAdvisor, Inc.(a)	3,142	261,320
Twenty-First Century Fox, Inc. (Class A)	47,500	1,607,400
Under Armour, Inc. (Class A)(a)	3,924	316,863
Urban Outfitters, Inc.(a)	2,461	112,345
V.F. Corp.	9,044	681,104
Viacom, Inc. (Class B)	9,681	661,212
Walt Disney Co.	40,252	4,222,032
Whirlpool Corp.	1,902	384,318
Wyndham Worldwide Corp.	3,353	303,346
Wynn Resorts, Ltd.	1,841	231,745
Yum! Brands, Inc.	11,302	889,693

		58,978,980

Consumer Staples – 9.4%
Altria Group, Inc.	50,329	2,517,457
Archer-Daniels-Midland Co.	16,732	793,097
Brown-Forman Corp. (Class B)	4,221	381,367
Campbell Soup Co.	3,882	180,707
Clorox Co.	3,164	349,274
Coca-Cola Co.	100,000	4,055,000
Coca-Cola Enterprises, Inc.	4,988	220,470
Colgate-Palmolive Co.	21,923	1,520,141
ConAgra Foods, Inc.	10,324	377,136
Constellation Brands, Inc. (Class A)(a)	4,450	517,134
Costco Wholesale Corp.	11,155	1,689,927
CVS Health Corp.	29,105	3,003,927
Dr. Pepper Snapple Group, Inc.	5,297	415,709

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Estee Lauder Cos., Inc. (Class A)	5,941	$494,054
General Mills, Inc.	15,642	885,337
Hershey Co.	3,967	400,310
Hormel Foods Corp.	2,851	162,079
J.M. Smucker Co.	2,305	266,758
Kellogg Co.	6,728	443,712
Keurig Green Mountain, Inc.	3,211	358,765
Kimberly-Clark Corp.	9,627	1,031,148
Kraft Foods Group, Inc.	15,218	1,325,716
Kroger Co.	12,721	975,192
Lorillard, Inc.	9,455	617,884
McCormick & Co., Inc.	3,592	276,979
Mead Johnson Nutrition Co.	4,850	487,570
Molson Coors Brewing Co. (Class B)	3,653	271,966
Mondelez International, Inc. (Class A)	43,015	1,552,411
Monster Beverage Corp.(a)	3,853	533,236
PepsiCo, Inc.	38,016	3,635,090
Philip Morris International, Inc.	39,512	2,976,439
Procter & Gamble Co.	69,358	5,683,194
Reynolds American, Inc.	8,104	558,447
Sysco Corp.	15,474	583,834
Tyson Foods, Inc. (Class A)	6,744	258,295
Wal-Mart Stores, Inc.	40,103	3,298,472
Walgreens Boots Alliance, Inc.	22,305	1,888,787
Whole Foods Market, Inc.	9,479	493,666

		45,480,687

Energy – 7.8%
Anadarko Petroleum Corp.	13,082	1,083,320
Apache Corp.	9,855	594,552
Baker Hughes, Inc.	11,279	717,119
Cabot Oil & Gas Corp.	11,278	333,039
Cameron International Corp.(a)	4,533	204,529
Chesapeake Energy Corp.	11,188	158,422
Chevron Corp.	47,912	5,029,802
Cimarex Energy Co.	2,458	282,891
ConocoPhillips	31,427	1,956,645
CONSOL Energy, Inc.	5,000	139,450
Devon Energy Corp.	10,101	609,191
Diamond Offshore Drilling, Inc.	1,546	41,417
Ensco PLC (Class A)	5,111	107,689
EOG Resources, Inc.	14,071	1,290,170
EQT Corp.	3,457	286,482
Exxon Mobil Corp.	107,475	9,135,375
FMC Technologies, Inc.(a)	5,191	192,119
Halliburton Co.	21,967	963,912
Helmerich & Payne, Inc.	2,326	158,331
Hess Corp.	6,757	458,598
Kinder Morgan, Inc.	43,450	1,827,507
Marathon Oil Corp.	16,288	425,280
Marathon Petroleum Corp.	7,287	746,116
Murphy Oil Corp.	3,879	180,761
National Oilwell Varco, Inc.	9,916	495,701
Newfield Exploration Co.(a)	3,215	112,814
Noble Corp. PLC	5,904	84,309
Noble Energy, Inc.	10,225	500,002
Occidental Petroleum Corp.	19,809	1,446,057
ONEOK, Inc.	5,796	279,599
Phillips 66	14,273	1,121,858
Pioneer Natural Resources Co.	3,876	633,765
QEP Resources, Inc.	3,645	75,998
Range Resources Corp.	3,859	200,822
Schlumberger, Ltd.	32,786	2,735,664
Southwestern Energy Co.(a)	10,456	242,475
Spectra Energy Corp.	17,557	635,037
Tesoro Corp.	3,016	275,331
Transocean, Ltd.	7,410	108,705
Valero Energy Corp.	13,523	860,333
Williams Cos., Inc.	17,458	883,200

		37,614,387

Financials – 15.7%
ACE, Ltd.	8,533	951,344
Affiliated Managers Group, Inc.(a)	1,524	327,325
Aflac, Inc.	11,753	752,309
Allstate Corp.	10,939	778,529
American Express Co.	22,712	1,774,261
American International Group, Inc.	35,601	1,950,579
American Tower Corp. REIT	10,918	1,027,930
Ameriprise Financial, Inc.	4,844	633,789
Aon PLC	7,465	717,536
Apartment Investment & Management Co. (Class A) REIT	4,087	160,864
Assurant, Inc.	1,685	103,476
AvalonBay Communities, Inc. REIT	3,469	604,473
Bank of America Corp.	271,105	4,172,306
Bank of New York Mellon Corp.	28,994	1,166,719
BB&T Corp.	18,831	734,221
Berkshire Hathaway, Inc. (Class B)(a)	46,784	6,751,867
BlackRock, Inc.	3,316	1,213,125
Boston Properties, Inc. REIT	4,046	568,382
Capital One Financial Corp.	14,295	1,126,732
CBRE Group, Inc.(a)	6,167	238,725
Charles Schwab Corp.	29,804	907,234
Chubb Corp.	6,179	624,697
Cincinnati Financial Corp.	3,109	165,647
Citigroup, Inc.	78,227	4,030,255
CME Group, Inc.	8,263	782,589
Comerica, Inc.	4,027	181,738
Crown Castle International Corp. REIT	8,658	714,631
Discover Financial Services	11,828	666,508
E*TRADE Financial Corp.(a)	8,242	235,350
Equity Residential REIT	9,419	733,363
Essex Property Trust, Inc. REIT	1,745	401,175
Fifth Third Bancorp	19,362	364,974
Franklin Resources, Inc.	9,389	481,843
General Growth Properties, Inc. REIT	15,058	444,964
Genworth Financial, Inc. (Class A)(a)	11,062	80,863
Goldman Sachs Group, Inc.	10,346	1,944,738
Hartford Financial Services Group, Inc.	11,567	483,732
HCP, Inc. REIT	12,123	523,835
Health Care REIT, Inc.	9,019	697,710

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Host Hotels & Resorts, Inc. REIT	18,162	$366,509
Hudson City Bancorp, Inc.	10,316	108,112
Huntington Bancshares, Inc.	19,091	210,956
Intercontinental Exchange, Inc.	2,937	685,114
Invesco Ltd.	11,411	452,903
Iron Mountain, Inc. REIT	3,881	141,579
JPMorgan Chase & Co.	95,743	5,800,111
KeyCorp	19,996	283,143
Kimco Realty Corp. REIT	11,353	304,828
Legg Mason, Inc.	2,427	133,970
Leucadia National Corp.	7,427	165,548
Lincoln National Corp.	6,982	401,186
Loews Corp.	8,219	335,582
M&T Bank Corp.	3,603	457,581
Macerich Co. REIT	3,255	274,494
Marsh & McLennan Cos., Inc.	14,019	786,326
McGraw Hill Financial, Inc.	7,168	741,171
MetLife, Inc.	29,170	1,474,543
Moody’s Corp.	4,932	511,942
Morgan Stanley	39,175	1,398,156
NASDAQ OMX Group, Inc.	2,475	126,076
Navient Corp.	9,313	189,333
Northern Trust Corp.	5,896	410,656
People’s United Financial, Inc.	7,666	116,523
Plum Creek Timber Co., Inc. REIT	4,225	183,576
PNC Financial Services Group, Inc.	13,575	1,265,733
Principal Financial Group, Inc.	7,465	383,477
Progressive Corp.	14,349	390,293
ProLogis, Inc. REIT	13,352	581,613
Prudential Financial, Inc.	11,802	947,819
Public Storage, Inc. REIT	3,735	736,318
Regions Financial Corp.	37,146	351,030
Simon Property Group, Inc. REIT	7,980	1,561,207
State Street Corp.(b)	10,878	799,859
SunTrust Banks, Inc.	13,736	564,412
T. Rowe Price Group, Inc.	6,855	555,118
Torchmark Corp.	3,012	165,419
Travelers Cos., Inc.	7,906	854,876
U.S. Bancorp	45,722	1,996,680
Unum Group	5,505	185,684
Ventas, Inc. REIT	8,497	620,451
Vornado Realty Trust REIT	4,668	522,816
Wells Fargo & Co.	120,303	6,544,483
Weyerhaeuser Co. REIT	13,867	459,691
XL Group PLC	6,048	222,566
Zions Bancorporation	4,095	110,565

		76,100,366

Health Care – 14.5%
Abbott Laboratories	38,447	1,781,249
AbbVie, Inc.	40,543	2,373,387
Actavis PLC(a)	10,106	3,007,748
Aetna, Inc.	9,144	974,110
Agilent Technologies, Inc.	8,993	373,659
Alexion Pharmaceuticals, Inc.(a)	5,173	896,481
AmerisourceBergen Corp.	5,434	617,683
Amgen, Inc.	19,354	3,093,737
Anthem, Inc.	7,019	1,083,804
Baxter International, Inc.	14,016	960,096
Becton Dickinson and Co.	5,436	780,555
Biogen, Inc.(a)	5,984	2,526,684
Boston Scientific Corp.(a)	34,857	618,712
Bristol-Myers Squibb Co.	42,204	2,722,158
C.R. Bard, Inc.	1,735	290,352
Cardinal Health, Inc.	8,633	779,301
Celgene Corp.(a)	20,371	2,348,369
Cerner Corp.(a)	8,037	588,791
CIGNA Corp.	6,785	878,250
DaVita HealthCare Partners, Inc.(a)	4,728	384,292
DENTSPLY International, Inc.	3,134	159,489
Edwards Lifesciences Corp.(a)	2,855	406,723
Eli Lilly & Co.	25,018	1,817,558
Endo International PLC(a)	4,800	430,560
Express Scripts Holding Co.(a)	18,767	1,628,413
Gilead Sciences, Inc.(a)	38,252	3,753,669
HCA Holdings, Inc.(a)	8,000	601,840
Henry Schein, Inc.(a)	2,100	293,202
Hospira, Inc.(a)	4,586	402,834
Humana, Inc.	3,690	656,894
Intuitive Surgical, Inc.(a)	948	478,768
Johnson & Johnson	71,308	7,173,585
Laboratory Corp. of America Holdings(a)	2,675	337,291
Mallinckrodt PLC(a)	3,200	405,280
McKesson Corp.	5,924	1,340,009
Medtronic PLC	36,093	2,814,893
Merck & Co., Inc.	72,372	4,159,943
Mylan NV(a)	9,902	587,684
Patterson Cos., Inc.	1,735	84,651
PerkinElmer, Inc.	2,586	132,248
Perrigo Co. PLC	3,686	610,217
Pfizer, Inc.	157,333	5,473,615
Quest Diagnostics, Inc.	4,042	310,628
Regeneron Pharmaceuticals, Inc.(a)	1,942	876,774
St. Jude Medical, Inc.	6,873	449,494
Stryker Corp.	7,794	718,996
Tenet Healthcare Corp.(a)	2,090	103,476
Thermo Fisher Scientific, Inc.	10,312	1,385,314
UnitedHealth Group, Inc.	24,374	2,883,200
Universal Health Services, Inc.	2,500	294,275
Varian Medical Systems, Inc.(a)	2,429	228,545
Vertex Pharmaceuticals, Inc.(a)	6,252	737,548
Waters Corp.(a)	1,850	229,992
Zimmer Holdings, Inc.	4,425	520,026
Zoetis, Inc.	13,120	607,325

		70,174,377

Industrials – 10.0%
3M Co.	16,329	2,693,469
ADT Corp.	3,894	161,679
Allegion PLC	1,996	122,095
American Airlines Group, Inc.	18,200	960,596
AMETEK, Inc.	6,099	320,441
Boeing Co.	16,864	2,530,949
C.H. Robinson Worldwide, Inc.	3,279	240,088
Caterpillar, Inc.	15,524	1,242,386
Cintas Corp.	2,166	176,811
CSX Corp.	25,755	853,006

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Cummins, Inc.	4,414	$611,957
Danaher Corp.	15,694	1,332,421
Deere & Co.	8,383	735,105
Delta Air Lines, Inc.	21,634	972,665
Dover Corp.	3,750	259,200
Dun & Bradstreet Corp.	755	96,912
Eaton Corp. PLC	12,325	837,360
Emerson Electric Co.	17,879	1,012,309
Equifax, Inc.	3,288	305,784
Expeditors International of Washington, Inc.	4,576	220,472
Fastenal Co.	7,458	309,022
FedEx Corp.	6,750	1,116,787
Flowserve Corp.	2,945	166,363
Fluor Corp.	3,504	200,289
General Dynamics Corp.	8,072	1,095,613
General Electric Co.	257,070	6,377,907
Honeywell International, Inc.	19,978	2,083,905
Illinois Tool Works, Inc.	9,300	903,402
Ingersoll-Rand PLC	7,084	482,279
Jacobs Engineering Group, Inc.(a)	2,743	123,874
Joy Global, Inc.	2,313	90,623
Kansas City Southern	2,996	305,832
L-3 Communications Holdings, Inc.	1,938	243,781
Lockheed Martin Corp.	6,903	1,401,033
Masco Corp.	9,984	266,573
Nielsen NV	7,825	348,760
Norfolk Southern Corp.	7,987	822,022
Northrop Grumman Corp.	5,225	841,016
PACCAR, Inc.	9,339	589,664
Pall Corp.	2,502	251,176
Parker-Hannifin Corp.	3,989	473,813
Pentair PLC	4,304	270,679
Pitney Bowes, Inc.	4,806	112,076
Precision Castparts Corp.	3,729	783,090
Quanta Services, Inc.(a)	4,707	134,291
Raytheon Co.	8,046	879,025
Republic Services, Inc.	5,789	234,802
Robert Half International, Inc.	3,166	191,606
Rockwell Automation, Inc.	3,626	420,580
Rockwell Collins, Inc.	3,031	292,643
Roper Industries, Inc.	2,465	423,980
Ryder System, Inc.	1,066	101,153
Snap-on, Inc.	1,240	182,354
Southwest Airlines Co.	17,659	782,294
Stanley Black & Decker, Inc.	4,157	396,411
Stericycle, Inc.(a)	2,296	322,427
Textron, Inc.	7,533	333,938
Tyco International PLC	11,164	480,722
Union Pacific Corp.	22,598	2,447,589
United Parcel Service, Inc. (Class B)	17,791	1,724,660
United Rentals, Inc.(a)	2,500	227,900
United Technologies Corp.	21,351	2,502,337
W.W. Grainger, Inc.	1,657	390,737
Waste Management, Inc.	11,135	603,851
Xylem, Inc.	3,858	135,107

		48,553,691

Information Technology – 19.1%
Accenture PLC (Class A)	16,118	1,510,095
Adobe Systems, Inc.(a)	12,244	905,321
Akamai Technologies, Inc.(a)	4,790	340,306
Alliance Data Systems Corp.(a)	1,696	502,440
Altera Corp.	8,400	360,444
Amphenol Corp. (Class A)	8,220	484,405
Analog Devices, Inc.	8,251	519,813
Apple, Inc.	149,124	18,555,499
Applied Materials, Inc.	31,654	714,114
Autodesk, Inc.(a)	5,606	328,736
Automatic Data Processing, Inc.	12,452	1,066,389
Avago Technologies, Ltd.	6,782	861,178
Broadcom Corp. (Class A)	14,224	615,828
CA, Inc.	7,140	232,835
Cisco Systems, Inc.	129,790	3,572,470
Citrix Systems, Inc.(a)	3,589	229,229
Cognizant Technology Solutions Corp. (Class A)(a)	15,741	982,081
Computer Sciences Corp.	3,112	203,151
Corning, Inc.	33,326	755,834
eBay, Inc.(a)	28,645	1,652,244
Electronic Arts, Inc.(a)	8,279	486,929
EMC Corp.	52,110	1,331,932
Equinix, Inc. REIT	1,400	325,990
F5 Networks, Inc.(a)	1,641	188,617
Facebook, Inc. (Class A)(a)	54,093	4,447,256
Fidelity National Information Services, Inc.	7,491	509,837
First Solar, Inc.(a)	1,821	108,878
Fiserv, Inc.(a)	6,462	513,083
FLIR Systems, Inc.	3,161	98,876
Google, Inc. (Class A)(a)	7,267	4,031,005
Google, Inc. (Class C)(a)	7,267	3,982,316
Harris Corp.	2,502	197,058
Hewlett-Packard Co.	47,353	1,475,519
Intel Corp.	121,836	3,809,812
International Business Machines Corp.	23,395	3,754,897
Intuit, Inc.	7,437	721,092
Juniper Networks, Inc.	8,849	199,810
KLA-Tencor Corp.	4,532	264,170
Lam Research Corp.	4,277	300,395
Linear Technology Corp.	5,442	254,686
Mastercard, Inc. (Class A)	24,951	2,155,517
Microchip Technology, Inc.	5,583	273,009
Micron Technology, Inc.(a)	27,834	755,136
Microsoft Corp.	210,258	8,548,039
Motorola Solutions, Inc.	4,530	302,015
NetApp, Inc.	8,514	301,906
NVIDIA Corp.	12,044	252,021
Oracle Corp.	82,135	3,544,125
Paychex, Inc.	7,907	392,306
QUALCOMM, Inc.	42,326	2,934,885
Red Hat, Inc.(a)	4,370	331,028
Salesforce.com, Inc.(a)	15,295	1,021,859
SanDisk Corp.	5,861	372,877
Seagate Technology PLC	8,624	448,707
Skyworks Solutions, Inc.	4,900	481,621
SL Green Realty Corp. REIT	2,500	320,950
Symantec Corp.	18,360	428,981
TE Connectivity, Ltd.	10,551	755,663

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Teradata Corp.(a)	3,407	$150,385
Texas Instruments, Inc.	27,093	1,549,313
Total System Services, Inc.	3,576	136,424
VeriSign, Inc.(a)	2,501	167,492
Visa, Inc. (Class A)	49,560	3,241,720
Western Digital Corp.	5,753	523,581
Western Union Co.	11,645	242,332
Xerox Corp.	28,809	370,196
Xilinx, Inc.	6,160	260,568
Yahoo!, Inc.(a)	22,782	1,012,318

		92,669,544

Materials – 3.1%
Air Products & Chemicals, Inc.	5,002	756,703
Airgas, Inc.	1,560	165,532
Alcoa, Inc.	31,360	405,171
Allegheny Technologies, Inc.	2,317	69,533
Avery Dennison Corp.	2,070	109,524
Ball Corp.	3,766	266,030
C.F. Industries Holdings, Inc.	1,344	381,266
Dow Chemical Co.	28,438	1,364,455
E.I. du Pont de Nemours & Co.	23,118	1,652,244
Eastman Chemical Co.	3,336	231,051
Ecolab, Inc.	7,001	800,774
FMC Corp.	2,878	164,766
Freeport-McMoRan, Inc.	27,340	518,093
International Flavors & Fragrances, Inc.	2,251	264,267
International Paper Co.	11,103	616,106
LyondellBasell Industries NV (Class A)	9,748	855,874
Martin Marietta Materials, Inc.	1,345	188,031
MeadWestvaco Corp.	3,877	193,346
Monsanto Co.	12,361	1,391,107
Mosaic Co.	8,384	386,167
Newmont Mining Corp.	11,433	248,210
Nucor Corp.	7,848	373,015
Owens-Illinois, Inc.(a)	3,537	82,483
PPG Industries, Inc.	3,527	795,480
Praxair, Inc.	7,511	906,878
Sealed Air Corp.	4,923	224,292
Sherwin-Williams Co.	2,109	600,011
Sigma-Aldrich Corp.	3,173	438,667
Vulcan Materials Co.	3,671	309,465

		14,758,541

Telecommunication Services – 2.2%
AT&T, Inc.	133,777	4,367,819
CenturyLink, Inc.	13,592	469,604
Frontier Communications Corp.	22,306	157,257
Level 3 Communications, Inc.(a)	7,500	403,800
Verizon Communications, Inc.	107,015	5,204,140
Windstream Holdings, Inc.	13,346	98,760

		10,701,380

Utilities – 2.9%
AES Corp.	15,236	195,783
AGL Resources, Inc.	2,798	138,921
Ameren Corp.	5,604	236,489
American Electric Power Co., Inc.	12,709	714,881
CenterPoint Energy, Inc.	9,376	191,364
CMS Energy Corp.	6,555	228,835
Consolidated Edison, Inc.	7,852	478,972
Dominion Resources, Inc.	15,094	1,069,712
DTE Energy Co.	4,745	382,874
Duke Energy Corp.	18,192	1,396,782
Edison International	8,614	538,117
Entergy Corp.	4,298	333,052
Eversource Energy	8,417	425,227
Exelon Corp.	22,384	752,326
FirstEnergy Corp.	11,393	399,439
Integrys Energy Group, Inc.	1,736	125,027
NextEra Energy, Inc.	11,264	1,172,019
NiSource, Inc.	7,704	340,209
NRG Energy, Inc.	7,802	196,532
Pepco Holdings, Inc.	5,541	148,665
PG&E Corp.	12,414	658,811
Pinnacle West Capital Corp.	2,404	153,255
PPL Corp.	17,419	586,323
Public Service Enterprise Group, Inc.	13,288	557,033
SCANA Corp.	3,599	197,909
Sempra Energy	6,062	660,879
Southern Co.	23,259	1,029,908
TECO Energy, Inc.	4,701	91,199
Wisconsin Energy Corp.	5,124	253,638
Xcel Energy, Inc.	13,451	468,229

		14,122,410

TOTAL COMMON STOCKS (Cost $244,222,080)		469,154,363

SHORT TERM INVESTMENT – 3.0%
Money Market Fund – 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(b)(c)(d)	14,744,189	14,744,189

(Cost $14,744,189)
TOTAL INVESTMENTS(e)† – 99.9% (Cost $258,966,269(f))		483,898,552
Other Assets in Excess of Liabilities – 0.1%		598,781

NET ASSETS – 100.0%		$484,497,333

(a)	Non-income producing security

(b)	Affiliated issuer. See table that follows for more information.

(c)	All or part of this security has been designated as collateral for futures contracts

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(f)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2015 was $226,112,886 and $1,180,603, respectively, resulting in net unrealized appreciation of investments of $224,932,283.

†

Security valuation: The Fund records its investment in the Portfolio at net asset value per share. The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolio’s net assets are computed and that may materially affect the value of the Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015, in valuing the assets and liabilities carried at fair value of the Portfolio:

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks	$469,154,363	$–	$–	$469,154,363
Short Term Investment	14,744,189	–	–	14,744,189

Total Investments	$483,898,552	$–	$–	$483,898,552

Liabilities:
Other Financial Instruments:
Futures contracts	$(6,766)	$–	$–	$(6,766)

Total Other Financial Instruments	$(6,766)	$–	$–	$(6,766)

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Transfers between levels are considered to have occurred at the end of the reporting period. For the period ended March 31, 2015, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2015	142	$14,631,680	$(6,766)

Total unrealized depreciation on open futures contracts purchased			$(6,766)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2015:

Liability Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(6,766)	$(6,766)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.

The average notional value of futures outstanding during the period ended March 31, 2015, was $12,442,141.

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index . The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the three months ended 3/31/15	Shares sold for the three months ended 3/31/15	Number of shares held at 3/31/15	Value at 3/31/15	Income earned for the three months ended 3/31/15	Realized gain/loss on shares sold
State Street Corp.	9,678	1,200	–	10,878	$799,859	$2,903	$–
State Street Institutional Liquid Reserves Fund, Premier Class	10,185,685	61,079,837	56,521,333	14,744,189	14,744,189	3,071	–

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – 27.5%
Aerospace & Defense – 0.5%
Boeing Co.	0.950%	05/15/2018	$25,000	$24,746
Honeywell International, Inc.	5.300%	03/01/2018	25,000	27,865
L-3 Communications Corp.	4.950%	02/15/2021	25,000	27,335
Lockheed Martin Corp.	2.125%	09/15/2016	25,000	25,476
Northrop Grumman Corp.	4.750%	06/01/2043	25,000	27,974
Precision Castparts Corp.	2.500%	01/15/2023	25,000	24,610
Raytheon Co.	3.125%	10/15/2020	25,000	26,272
United Technologies Corp.	1.800%	06/01/2017	25,000	25,462
United Technologies Corp.	6.125%	02/01/2019	25,000	29,031
United Technologies Corp.	6.125%	07/15/2038	50,000	66,653

				305,424

Air Freight & Logistics – 0.1%
FedEx Corp.	4.000%	01/15/2024	25,000	26,972
United Parcel Service, Inc.	2.450%	10/01/2022	25,000	24,910

				51,882

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust (Class A)	3.700%	04/01/2028	25,000	25,625
Southwest Airlines Co.	2.750%	11/06/2019	25,000	25,549

				51,174

Auto Components – 0.1%
Johnson Controls, Inc.	1.400%	11/02/2017	25,000	24,920
Johnson Controls, Inc.	3.625%	07/02/2024	25,000	25,898

				50,818

Automobiles – 0.1%
Ford Motor Co.	4.750%	01/15/2043	50,000	54,406

Banks – 2.9%
Abbey National Treasury Services PLC	3.050%	08/23/2018	25,000	26,038
Bank of Montreal	1.450%	04/09/2018	25,000	24,939
Bank of Nova Scotia	1.375%	07/15/2016	50,000	50,363
Bank of Nova Scotia	1.300%	07/21/2017	50,000	50,049
BB&T Corp.	2.250%	02/01/2019	25,000	25,247
BNP Paribas SA	5.000%	01/15/2021	25,000	28,528
BNP Paribas SA	1.375%	03/17/2017	25,000	25,042
Branch Banking & Trust Co.	1.450%	10/03/2016	25,000	25,110

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Banks – (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	01/11/2021	$50,000	$55,729
Credit Suisse	6.000%	02/15/2018	25,000	27,738
Deutsche Bank AG	1.350%	05/30/2017	25,000	24,954
Deutsche Bank AG	2.500%	02/13/2019	25,000	25,327
Fifth Third Bancorp	2.300%	03/01/2019	50,000	50,411
HSBC Holdings PLC	5.100%	04/05/2021	50,000	56,778
International Finance Corp.	1.000%	04/24/2017	50,000	50,294
International Finance Corp.	1.750%	09/16/2019	25,000	25,415
KeyCorp	2.300%	12/13/2018	25,000	25,301
KFW	0.875%	12/15/2017	75,000	74,949
KFW	1.000%	06/11/2018	25,000	24,953
KFW	4.500%	07/16/2018	75,000	83,159
KFW	1.875%	04/01/2019	25,000	25,576
KFW	2.625%	01/25/2022	50,000	52,767
KFW	2.125%	01/17/2023	100,000	101,887
KFW	2.500%	11/20/2024	50,000	52,105
KFW	0.500%	04/19/2016	75,000	75,064
Landwirtschaftliche Rentenbank	1.000%	04/04/2018	50,000	49,955
Landwirtschaftliche Rentenbank	2.250%	10/01/2021	50,000	51,548
Oesterreichische Kontrollbank AG	1.125%	05/29/2018	50,000	49,991
Oesterreichische Kontrollbank AG	1.625%	03/12/2019	25,000	25,300
PNC Financial Services Group, Inc.	3.900%	04/29/2024	50,000	52,187
PNC Funding Corp.	3.300%	03/08/2022	50,000	52,237
Royal Bank of Canada	1.200%	09/19/2017	50,000	50,018
Royal Bank of Canada	2.300%	07/20/2016	50,000	50,965
Royal Bank of Canada	1.500%	01/16/2018	50,000	50,241
SunTrust Banks, Inc.	2.350%	11/01/2018	25,000	25,394
Toronto-Dominion Bank	2.375%	10/19/2016	50,000	51,182
Toronto-Dominion Bank	1.125%	05/02/2017	25,000	24,994
US Bancorp	2.200%	04/25/2019	25,000	25,387
US Bancorp	3.600%	09/11/2024	25,000	25,982
Wells Fargo & Co.	3.676%	06/15/2016	50,000	51,638
Wells Fargo & Co.	2.150%	01/15/2019	25,000	25,295
Wells Fargo & Co.	4.125%	08/15/2023	25,000	26,623
Wells Fargo & Co.	4.480%	01/16/2024	25,000	27,010
Wells Fargo & Co.	5.606%	01/15/2044	50,000	60,638
Wells Fargo & Co.	3.000%	01/22/2021	50,000	51,765
Wells Fargo Capital X	5.950%	12/01/2086	25,000	25,813
Westpac Banking Corp.	2.250%	01/17/2019	25,000	25,488

				1,967,374

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.	1.125%	01/27/2017	$25,000	$25,125
Anheuser-Busch InBev Finance, Inc.	2.150%	02/01/2019	25,000	25,382
Anheuser-Busch InBev Worldwide, Inc.	3.750%	07/15/2042	50,000	48,674
Coca-Cola Co.	1.150%	04/01/2018	25,000	24,976
Coca-Cola Co.	1.650%	11/01/2018	25,000	25,276
Coca-Cola Co.	3.200%	11/01/2023	25,000	26,180
Diageo Capital PLC	1.500%	05/11/2017	25,000	25,241
Diageo Capital PLC	2.625%	04/29/2023	25,000	24,751
Dr Pepper Snapple Group, Inc.	2.000%	01/15/2020	25,000	24,689
PepsiCo, Inc.	2.500%	05/10/2016	25,000	25,460
PepsiCo, Inc.	0.950%	02/22/2017	25,000	25,025
PepsiCo, Inc.	3.600%	03/01/2024	25,000	26,563

				327,342

Biotechnology – 0.2%
Amgen, Inc.	6.375%	06/01/2037	50,000	64,401
Celgene Corp.	3.625%	05/15/2024	25,000	25,848
Gilead Sciences, Inc.	4.400%	12/01/2021	25,000	27,916
Gilead Sciences, Inc.	4.500%	02/01/2045	25,000	27,516

				145,681

Building Products – 0.0%(b)
CRH America, Inc.	6.000%	09/30/2016	25,000	26,715

Capital Markets – 1.2%
Bank of New York Mellon Corp.	2.200%	03/04/2019	25,000	25,392
Bear Stearns Cos. LLC	6.400%	10/02/2017	50,000	55,817
BlackRock, Inc.	3.500%	03/18/2024	25,000	26,271
Goldman Sachs Group, Inc.	2.900%	07/19/2018	50,000	51,619
Goldman Sachs Group, Inc.	2.625%	01/31/2019	50,000	50,820
Goldman Sachs Group, Inc.	2.550%	10/23/2019	25,000	25,295
Goldman Sachs Group, Inc.	3.625%	01/22/2023	25,000	25,810
Goldman Sachs Group, Inc.	4.000%	03/03/2024	50,000	52,752
Goldman Sachs Group, Inc.	5.950%	01/15/2027	50,000	58,406
Goldman Sachs Group, Inc.	4.800%	07/08/2044	50,000	54,813
HSBC USA, Inc.	1.625%	01/16/2018	100,000	100,168
Morgan Stanley	4.750%	03/22/2017	50,000	53,194
Morgan Stanley	2.125%	04/25/2018	25,000	25,216
Morgan Stanley	3.750%	02/25/2023	50,000	52,285
Morgan Stanley	2.375%	07/23/2019	50,000	50,304
Morgan Stanley	4.350%	09/08/2026	50,000	52,185

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Capital Markets – (continued)
Svensk Exportkredit AB	1.750%	05/30/2017	$25,000	$25,484
TD Ameritrade Holding Corp.	5.600%	12/01/2019	25,000	28,899

				814,730

Chemicals – 0.5%
CF Industries, Inc.	3.450%	06/01/2023	25,000	25,207
Dow Chemical Co.	4.250%	11/15/2020	25,000	27,324
Dow Chemical Co.	3.000%	11/15/2022	25,000	25,127
Dow Chemical Co.	4.250%	10/01/2034	50,000	50,925
Eastman Chemical Co.	3.800%	03/15/2025	25,000	25,941
Ecolab, Inc.	4.350%	12/08/2021	25,000	27,546
EI du Pont de Nemours & Co.	6.000%	07/15/2018	25,000	28,524
EI du Pont de Nemours & Co.	3.625%	01/15/2021	25,000	26,637
Lubrizol Corp.	8.875%	02/01/2019	25,000	31,179
Monsanto Co.	4.700%	07/15/2064	25,000	26,931
PPG Industries, Inc.	2.300%	11/15/2019	25,000	25,080
Praxair, Inc.	3.550%	11/07/2042	25,000	24,444

				344,865

Commercial Services & Supplies – 0.1%
Republic Services, Inc.	3.550%	06/01/2022	25,000	25,927
Waste Management, Inc.	3.500%	05/15/2024	25,000	26,001
Western Union Co.	3.350%	05/22/2019	25,000	25,508

				77,436

Communications Equipment – 0.1%
Cisco Systems, Inc.	2.125%	03/01/2019	25,000	25,452
Cisco Systems, Inc.	3.625%	03/04/2024	25,000	26,919
Motorola Solutions, Inc.	4.000%	09/01/2024	25,000	25,766

				78,137

Consumer Finance – 0.3%
Capital One Financial Corp.	2.450%	04/24/2019	50,000	50,482
Caterpillar Financial Services Corp.	1.000%	03/03/2017	25,000	25,049
Caterpillar Financial Services Corp.	3.750%	11/24/2023	25,000	26,886
Discover Financial Services	3.850%	11/21/2022	50,000	51,219
John Deere Capital Corp.	1.050%	12/15/2016	25,000	25,098
Synchrony Financial	1.875%	08/15/2017	25,000	25,010

				203,744

Diversified Consumer Services – 0.1%
Massachusetts Institute of Technology	3.959%	07/01/2038	50,000	53,616

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Financial Services – 2.9%
Air Lease Corp.	4.250%	09/15/2024	$25,000	$25,705
American Express Credit Corp.	2.125%	03/18/2019	50,000	50,474
American Express Credit Corp.	2.250%	08/15/2019	50,000	50,676
American Honda Finance Corp.	2.250%	08/15/2019	25,000	25,412
Ameriprise Financial, Inc.	3.700%	10/15/2024	50,000	52,659
Aon PLC	4.450%	05/24/2043	25,000	25,859
Bank of America Corp.	6.500%	08/01/2016	75,000	80,182
Bank of America Corp.	2.600%	01/15/2019	50,000	50,949
Bank of America Corp.	2.650%	04/01/2019	50,000	50,904
Bank of America Corp.	4.125%	01/22/2024	25,000	26,696
Bank of America Corp.	4.000%	04/01/2024	50,000	53,094
Bank of America Corp.	4.200%	08/26/2024	50,000	51,515
Bank of America Corp.	4.250%	10/22/2026	75,000	76,978
Capital One Financial Corp.	6.750%	09/15/2017	25,000	28,019
Citigroup, Inc.	1.550%	08/14/2017	50,000	49,934
Citigroup, Inc.	2.500%	09/26/2018	50,000	50,917
Citigroup, Inc.	2.550%	04/08/2019	50,000	50,910
Citigroup, Inc.	3.750%	06/16/2024	25,000	26,102
Citigroup, Inc.	4.300%	11/20/2026	50,000	51,698
Citigroup, Inc.	5.300%	05/06/2044	50,000	56,025
Credit Suisse USA, Inc.	7.125%	07/15/2032	50,000	70,856
Ford Motor Credit Co. LLC	6.625%	08/15/2017	100,000	111,136
General Electric Capital Corp.	5.300%	02/11/2021	25,000	28,859
General Electric Capital Corp.	1.500%	07/12/2016	25,000	25,252
General Electric Capital Corp.	5.625%	09/15/2017	50,000	55,264
General Electric Capital Corp.	2.300%	01/14/2019	25,000	25,616
General Electric Capital Corp.	4.650%	10/17/2021	50,000	56,627
General Electric Capital Corp.	3.450%	05/15/2024	50,000	52,604
General Electric Capital Corp.	5.875%	01/14/2038	50,000	64,381
HSBC Finance Corp.	6.676%	01/15/2021	25,000	29,592
JPMorgan Chase & Co.	1.625%	05/15/2018	50,000	49,761
JPMorgan Chase & Co.	2.350%	01/28/2019	50,000	50,778
JPMorgan Chase & Co.	3.375%	05/01/2023	75,000	74,588
JPMorgan Chase & Co.	3.875%	02/01/2024	50,000	52,802
JPMorgan Chase & Co.	4.850%	02/01/2044	50,000	56,777
JPMorgan Chase & Co.	1.350%	02/15/2017	50,000	50,132
National Rural Utilities Cooperative Finance Corp.(a)	4.750%	04/30/2043	75,000	75,000
Nomura Holdings, Inc.	2.000%	09/13/2016	25,000	25,230
Toyota Motor Credit Corp.	0.800%	05/17/2016	25,000	25,040

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Financial Services – (continued)
Toyota Motor Credit Corp.	2.100%	01/17/2019	$50,000	$50,868

				1,965,871

Diversified Telecommunication Services – 0.6%
AT&T, Inc.	6.300%	01/15/2038	50,000	59,860
Verizon Communications, Inc.	2.500%	09/15/2016	34,000	34,731
Verizon Communications, Inc.	5.150%	09/15/2023	25,000	28,640
Verizon Communications, Inc.	3.500%	11/01/2024	50,000	51,149
Verizon Communications, Inc.	6.400%	09/15/2033	15,000	18,723
Verizon Communications, Inc.(c)	4.272%	01/15/2036	28,000	27,899
Verizon Communications, Inc.	6.400%	02/15/2038	25,000	31,206
Verizon Communications, Inc.	6.900%	04/15/2038	15,000	19,693
Verizon Communications, Inc.	6.550%	09/15/2043	50,000	65,013
Verizon Communications, Inc.	4.862%	08/21/2046	50,000	52,430
Verizon Communications, Inc.(c)	4.522%	09/15/2048	25,000	24,971

				414,315

Electric Utilities – 1.5%
Alabama Power Co.	3.850%	12/01/2042	75,000	77,084
Appalachian Power Co.	4.400%	05/15/2044	25,000	26,744
Baltimore Gas & Electric Co.	6.350%	10/01/2036	50,000	68,719
Berkshire Hathaway Energy Co.	1.100%	05/15/2017	50,000	49,846
Berkshire Hathaway Finance Corp.	1.600%	05/15/2017	25,000	25,353
Consolidated Edison Co. of New York, Inc.	6.200%	06/15/2036	25,000	33,204
Dominion Gas Holdings LLC	4.800%	11/01/2043	25,000	27,334
Duke Energy Carolinas LLC	4.250%	12/15/2041	50,000	54,686
Duke Energy Corp.	1.625%	08/15/2017	50,000	50,475
Florida Power & Light Co.	3.250%	06/01/2024	25,000	26,247
Florida Power & Light Co.	4.050%	10/01/2044	50,000	54,136
Hydro-Quebec	1.375%	06/19/2017	50,000	50,495
NiSource Finance Corp.	6.800%	01/15/2019	25,000	29,431
Pacific Gas & Electric Co.	3.250%	06/15/2023	50,000	51,403
Pacific Gas & Electric Co.	6.050%	03/01/2034	50,000	64,771
PPL Capital Funding, Inc.	3.500%	12/01/2022	75,000	78,070
Public Service Co. of Colorado	3.200%	11/15/2020	25,000	26,234
Public Service Electric & Gas Co.	3.650%	09/01/2042	50,000	50,785
Southern California Edison Co.	3.900%	03/15/2043	50,000	52,078
Southern California Gas Co.	3.150%	09/15/2024	25,000	25,823
Southern Co.	1.950%	09/01/2016	25,000	25,402
Virginia Electric & Power Co.	3.450%	02/15/2024	50,000	52,855

				1,001,175

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Electrical Equipment – 0.0%(b)
Emerson Electric Co.	2.625%	02/15/2023	$25,000	$25,020

Electronic Equipment, Instruments & Components – 0.1%
Corning, Inc.	5.750%	08/15/2040	25,000	30,614
Lam Research Corp.	2.750%	03/15/2020	25,000	25,313

				55,927

Energy Equipment & Services – 0.1%
Halliburton Co.	7.450%	09/15/2039	25,000	35,923
Weatherford International, Ltd.	4.500%	04/15/2022	25,000	22,760

				58,683

Food & Staples Retailing – 0.6%
Kellogg Co.	4.150%	11/15/2019	25,000	27,078
Kroger Co.	3.850%	08/01/2023	75,000	79,529
Mondelez International, Inc.	4.000%	02/01/2024	25,000	27,050
Sysco Corp.	3.000%	10/02/2021	50,000	51,529
Tyson Foods, Inc.	4.500%	06/15/2022	25,000	27,531
Wal-Mart Stores, Inc.	1.125%	04/11/2018	25,000	25,024
Wal-Mart Stores, Inc.	1.950%	12/15/2018	25,000	25,537
Wal-Mart Stores, Inc.	5.250%	09/01/2035	25,000	30,727
Wal-Mart Stores, Inc.	4.875%	07/08/2040	50,000	58,780
Wal-Mart Stores, Inc.	4.000%	04/11/2043	25,000	26,383
Walgreen Co.	3.100%	09/15/2022	25,000	25,111

				404,279

Food Products – 0.3%
Archer-Daniels-Midland Co.(a)	5.765%	03/01/2041	25,000	32,763
ConAgra Foods, Inc.	1.900%	01/25/2018	25,000	24,977
General Mills, Inc.	2.200%	10/21/2019	25,000	25,156
Kraft Foods Group, Inc.	6.125%	08/23/2018	25,000	28,338
Kraft Foods Group, Inc.	6.875%	01/26/2039	50,000	66,014

				177,248

Gas Utilities – 0.1%
AGL Capital Corp.	5.250%	08/15/2019	25,000	28,133
Atmos Energy Corp.	4.150%	01/15/2043	25,000	26,748

				54,881

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.	3.200%	06/15/2023	25,000	25,293
Becton Dickinson and Co.	2.675%	12/15/2019	50,000	51,110
Boston Scientific Corp.	2.650%	10/01/2018	25,000	25,391
Covidien International Finance SA	3.200%	06/15/2022	50,000	51,694

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Health Care Equipment & Supplies – (continued)
Express Scripts Holding Co.	6.125%	11/15/2041	$25,000	$31,545
Medtronic, Inc.	1.375%	04/01/2018	25,000	25,001
Medtronic, Inc.	5.550%	03/15/2040	25,000	31,133
Stryker Corp.	2.000%	09/30/2016	25,000	25,417
Zimmer Holdings, Inc.	3.550%	04/01/2025	25,000	25,511

				292,095

Health Care Providers & Services – 0.5%
Aetna, Inc.	2.200%	03/15/2019	25,000	25,255
Aetna, Inc.	4.125%	11/15/2042	25,000	26,199
Anthem, Inc.	3.500%	08/15/2024	25,000	25,623
Cardinal Health, Inc.	1.700%	03/15/2018	25,000	25,084
Cigna Corp.	5.375%	02/15/2042	50,000	61,243
Howard Hughes Medical Institute	3.500%	09/01/2023	25,000	26,626
Humana, Inc.	2.625%	10/01/2019	25,000	25,264
Memorial Sloan-Kettering Cancer Center	4.125%	07/01/2052	25,000	25,171
Quest Diagnostics, Inc.	2.700%	04/01/2019	25,000	25,403
Quest Diagnostics, Inc.	4.700%	03/30/2045	25,000	25,858
UnitedHealth Group, Inc.	2.875%	03/15/2022	25,000	25,524
UnitedHealth Group, Inc.	6.875%	02/15/2038	25,000	36,241

				353,491

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.	5.800%	10/15/2017	25,000	27,842
McDonald’s Corp.	1.875%	05/29/2019	25,000	25,149
Starwood Hotels & Resorts Worldwide, Inc.	3.750%	03/15/2025	25,000	25,754

				78,745

Household Products – 0.2%
Colgate-Palmolive Co.	1.750%	03/15/2019	25,000	25,023
Procter & Gamble Co.	1.450%	08/15/2016	25,000	25,260
Procter & Gamble Co.	5.800%	08/15/2034	50,000	67,192

				117,475

Industrial Conglomerates – 0.1%
3M Co.	1.625%	06/15/2019	25,000	24,999
General Electric Co.	4.500%	03/11/2044	50,000	56,124

				81,123

Insurance – 0.8%
ACE INA Holdings, Inc.	4.150%	03/13/2043	25,000	26,773
Allstate Corp.(a)	5.750%	08/15/2053	25,000	27,125
American International Group, Inc.	2.300%	07/16/2019	25,000	25,275

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Insurance – (continued)
American International Group, Inc.	4.875%	06/01/2022	$50,000	$56,682
Berkshire Hathaway, Inc.	3.000%	02/11/2023	25,000	25,881
First American Financial Corp.	4.600%	11/15/2024	25,000	25,978
Hartford Financial Services Group, Inc.	5.125%	04/15/2022	25,000	28,547
Lincoln National Corp.	6.300%	10/09/2037	50,000	64,260
Marsh & McLennan Cos., Inc.	2.550%	10/15/2018	25,000	25,623
MetLife, Inc.	1.756%	12/15/2017	25,000	25,266
MetLife, Inc.	4.368%	09/15/2023	50,000	55,515
Prudential Financial, Inc.	3.500%	05/15/2024	50,000	51,365
Prudential Financial, Inc.	6.625%	06/21/2040	25,000	33,335
Travelers Cos., Inc.	6.250%	06/15/2037	25,000	34,182

				505,807

Internet Software & Services – 0.1%
Amazon.com, Inc.	2.500%	11/29/2022	25,000	24,565
eBay, Inc.	3.450%	08/01/2024	25,000	24,640
Google, Inc.	2.125%	05/19/2016	25,000	25,511

				74,716

IT Services – 0.1%
Fiserv, Inc.	3.125%	06/15/2016	25,000	25,602
Xerox Corp.	2.950%	03/15/2017	25,000	25,693

				51,295

Leisure Products – 0.0%(b)
Mattel, Inc.	2.350%	05/06/2019	25,000	24,926

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	1.850%	01/15/2018	50,000	50,158
Thermo Fisher Scientific, Inc.	4.150%	02/01/2024	25,000	26,803

				76,961

Machinery – 0.3%
Caterpillar, Inc.	4.750%	05/15/2064	25,000	27,346
Deere & Co.	2.600%	06/08/2022	25,000	25,058
Eaton Corp.	1.500%	11/02/2017	25,000	25,040
Illinois Tool Works, Inc.	1.950%	03/01/2019	25,000	25,221
Ingersoll-Rand Global Holding Co., Ltd.	6.875%	08/15/2018	25,000	29,014
Stanley Black & Decker, Inc.(a)	5.750%	12/15/2053	50,000	54,000

				185,679

Media – 1.2%
21st Century Fox America, Inc.	7.250%	05/18/2018	25,000	29,101
21st Century Fox America, Inc.	4.000%	10/01/2023	25,000	26,994

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Media – (continued)
21st Century Fox America, Inc.	5.400%	10/01/2043	$25,000	$30,488
CBS Corp.	2.300%	08/15/2019	25,000	24,921
Comcast Corp.	3.600%	03/01/2024	25,000	26,807
Comcast Corp.	4.250%	01/15/2033	50,000	53,907
Comcast Corp.	4.650%	07/15/2042	25,000	28,182
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.400%	03/15/2017	25,000	25,453
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.450%	04/01/2024	25,000	26,694
Discovery Communications LLC	3.250%	04/01/2023	25,000	24,942
Interpublic Group of Cos., Inc.	4.200%	04/15/2024	25,000	26,479
NBCUniversal Media LLC	2.875%	04/01/2016	25,000	25,552
NBCUniversal Media LLC	5.150%	04/30/2020	50,000	57,505
Thomson Reuters Corp.	3.850%	09/29/2024	25,000	25,780
Time Warner Cable, Inc.	6.750%	07/01/2018	25,000	28,732
Time Warner Cable, Inc.	4.000%	09/01/2021	25,000	26,724
Time Warner Cable, Inc.	5.875%	11/15/2040	50,000	59,362
Time Warner Cable, Inc.	5.500%	09/01/2041	25,000	28,597
Time Warner, Inc.	3.550%	06/01/2024	25,000	25,825
Time Warner, Inc.	6.500%	11/15/2036	50,000	65,646
Time Warner, Inc.	4.650%	06/01/2044	25,000	27,044
Viacom, Inc.	2.200%	04/01/2019	25,000	24,833
Viacom, Inc.	4.875%	06/15/2043	25,000	25,174
Walt Disney Co.	1.100%	12/01/2017	25,000	25,028
Walt Disney Co.	5.500%	03/15/2019	25,000	28,644
WPP Finance 2010	3.625%	09/07/2022	25,000	26,012

				824,426

Metals & Mining – 0.6%
Barrick Gold Corp.	5.250%	04/01/2042	25,000	23,894
Barrick North America Finance LLC	4.400%	05/30/2021	25,000	25,573
BHP Billiton Finance USA, Ltd.	1.625%	02/24/2017	50,000	50,655
BHP Billiton Finance USA, Ltd.	4.125%	02/24/2042	25,000	25,310
Freeport-McMoRan, Inc.	2.375%	03/15/2018	25,000	24,888
Freeport-McMoRan, Inc.	3.550%	03/01/2022	25,000	23,104
Freeport-McMoRan, Inc.	4.550%	11/14/2024	25,000	23,995
Newmont Mining Corp.	3.500%	03/15/2022	25,000	24,125
Nucor Corp.	4.000%	08/01/2023	25,000	26,263
Rio Tinto Finance USA PLC	2.250%	12/14/2018	25,000	25,363
Rio Tinto Finance USA PLC	3.500%	03/22/2022	25,000	25,752
Teck Resources, Ltd.	5.200%	03/01/2042	50,000	42,976
Vale Overseas, Ltd.	4.375%	01/11/2022	25,000	24,022

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Metals & Mining – (continued)
Vale Overseas, Ltd.	8.250%	01/17/2034	$25,000	$27,846

				393,766

Multi-National – 1.7%
African Development Bank	0.875%	05/15/2017	25,000	25,065
Asian Development Bank	1.750%	09/11/2018	50,000	51,022
Asian Development Bank	2.125%	11/24/2021	75,000	76,762
Council Of Europe Development Bank	1.125%	05/31/2018	25,000	25,023
European Bank for Reconstruction & Development	1.000%	09/17/2018	50,000	49,679
European Bank for Reconstruction & Development	1.625%	11/15/2018	25,000	25,347
European Investment Bank	0.500%	08/15/2016	100,000	100,002
European Investment Bank	0.875%	04/18/2017	50,000	50,171
European Investment Bank	1.000%	06/15/2018	50,000	49,890
European Investment Bank	1.875%	03/15/2019	50,000	51,149
European Investment Bank	1.750%	06/17/2019	25,000	25,432
European Investment Bank	2.500%	04/15/2021	50,000	52,401
European Investment Bank	2.125%	10/15/2021	50,000	51,188
European Investment Bank	2.500%	10/15/2024	25,000	26,087
Export-Import Bank of Korea	5.125%	06/29/2020	100,000	114,379
Inter-American Development Bank	0.625%	09/12/2016	25,000	25,035
Inter-American Development Bank	1.375%	10/18/2016	50,000	50,660
Inter-American Development Bank	1.250%	01/16/2018	25,000	25,205
Inter-American Development Bank	2.125%	11/09/2020	25,000	25,727
International Bank for Reconstruction & Development	1.000%	09/15/2016	100,000	100,678
International Bank for Reconstruction & Development	0.750%	12/15/2016	25,000	25,080
International Bank for Reconstruction & Development	2.125%	11/01/2020	25,000	25,739
International Bank for Reconstruction & Development	2.500%	11/25/2024	50,000	52,130
International Bank for Reconstruction & Development	4.750%	02/15/2035	25,000	32,963

				1,136,814

Multi-Utilities – 0.2%
American Water Capital Corp.	3.400%	03/01/2025	25,000	25,913
DTE Energy Co.	2.400%	12/01/2019	25,000	25,352
Midamerican Funding LLC	6.927%	03/01/2029	50,000	67,864

				119,129

Multiline Retail – 0.1%
Kohl’s Corp.	6.875%	12/15/2037	25,000	32,376
Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	25,000	25,852
Target Corp.	2.300%	06/26/2019	25,000	25,573

				83,801

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – 3.3%
Anadarko Petroleum Corp.	6.200%	03/15/2040	$25,000	$30,230
Apache Corp.	6.000%	01/15/2037	50,000	59,114
Baker Hughes, Inc.	3.200%	08/15/2021	25,000	25,664
BP Capital Markets PLC	1.375%	05/10/2018	25,000	24,843
BP Capital Markets PLC	2.237%	05/10/2019	25,000	25,187
BP Capital Markets PLC	3.814%	02/10/2024	25,000	26,091
Buckeye Partners L.P.	4.875%	02/01/2021	25,000	26,670
Canadian Natural Resources, Ltd.	3.450%	11/15/2021	25,000	25,106
Canadian Natural Resources, Ltd.	3.900%	02/01/2025	25,000	25,193
CenterPoint Energy, Inc.	6.500%	05/01/2018	100,000	113,668
Chevron Corp.	1.718%	06/24/2018	25,000	25,296
Chevron Corp.	3.191%	06/24/2023	25,000	25,907
ConocoPhillips	5.750%	02/01/2019	25,000	28,635
ConocoPhillips Holding Co.	6.950%	04/15/2029	50,000	67,780
Continental Resources, Inc.	3.800%	06/01/2024	25,000	22,930
Devon Energy Corp.	3.250%	05/15/2022	25,000	25,303
Ecopetrol SA	7.375%	09/18/2043	50,000	54,375
Enbridge Energy Partners L.P.	4.200%	09/15/2021	25,000	25,933
Energy Transfer Partners L.P.	6.700%	07/01/2018	50,000	56,709
Energy Transfer Partners L.P.	5.150%	02/01/2043	25,000	25,039
Enterprise Products Operating LLC	6.500%	01/31/2019	25,000	28,753
Enterprise Products Operating LLC	4.850%	03/15/2044	50,000	53,897
Hess Corp.	5.600%	02/15/2041	25,000	27,282
Kinder Morgan Energy Partners L.P.	3.500%	03/01/2021	25,000	25,252
Kinder Morgan Energy Partners L.P.	5.400%	09/01/2044	25,000	25,862
Kinder Morgan, Inc.	3.050%	12/01/2019	25,000	25,239
Marathon Oil Corp.	2.800%	11/01/2022	25,000	24,277
Marathon Petroleum Corp.	3.625%	09/15/2024	50,000	50,634
Nexen Energy ULC	5.875%	03/10/2035	100,000	118,872
Noble Energy, Inc.	5.250%	11/15/2043	25,000	26,292
Noble Holding International, Ltd.	6.200%	08/01/2040	25,000	20,993
Occidental Petroleum Corp.	4.100%	02/01/2021	25,000	27,378
ONEOK Partners L.P.	3.375%	10/01/2022	25,000	23,634
Petro-Canada	5.350%	07/15/2033	25,000	27,898
Petrobras Global Finance BV	3.250%	03/17/2017	25,000	23,219
Petrobras Global Finance BV	5.875%	03/01/2018	50,000	48,200
Petrobras Global Finance BV	3.000%	01/15/2019	50,000	43,257
Petrobras Global Finance BV	6.250%	03/17/2024	75,000	70,903
Petroleos Mexicanos	3.500%	07/18/2018	25,000	25,937
Petroleos Mexicanos	3.500%	01/30/2023	25,000	24,344

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Petroleos Mexicanos(c)	4.250%	01/15/2025	$25,000	$25,187
Petroleos Mexicanos(c)	5.500%	06/27/2044	25,000	24,906
Petroleos Mexicanos	6.375%	01/23/2045	100,000	111,625
Plains All American Pipeline L.P. / PAA Finance Corp.	3.600%	11/01/2024	25,000	25,092
Shell International Finance BV	0.900%	11/15/2016	25,000	25,037
Shell International Finance BV	4.300%	09/22/2019	25,000	27,669
Shell International Finance BV	5.500%	03/25/2040	25,000	31,541
Spectra Energy Partners L.P.	2.950%	09/25/2018	25,000	25,708
Statoil ASA	1.950%	11/08/2018	25,000	25,276
Statoil ASA	2.650%	01/15/2024	75,000	73,994
Statoil ASA	3.700%	03/01/2024	25,000	26,616
Suncor Energy, Inc.	3.600%	12/01/2024	25,000	25,434
Sunoco Logistics Partners Operations L.P.	5.350%	05/15/2045	25,000	26,071
Total Capital International SA	3.750%	04/10/2024	25,000	26,609
Total Capital SA	2.125%	08/10/2018	25,000	25,524
TransCanada PipeLines, Ltd.	7.625%	01/15/2039	25,000	35,918
TransCanada PipeLines, Ltd.(a)	6.350%	05/15/2067	25,000	24,000
Valero Energy Corp.	6.125%	02/01/2020	25,000	28,823
Williams Partners L.P.	5.250%	03/15/2020	25,000	27,480
Williams Partners L.P.	3.900%	01/15/2025	50,000	48,674
XTO Energy, Inc.	6.750%	08/01/2037	25,000	37,321

				2,210,301

Paper & Forest Products – 0.1%
Georgia-Pacific LLC	7.750%	11/15/2029	25,000	35,017
International Paper Co.	3.650%	06/15/2024	25,000	25,454

				60,471

Personal Products – 0.0%(b)
Estee Lauder Cos., Inc.	3.700%	08/15/2042	25,000	24,209

Pharmaceuticals – 1.1%
Abbott Laboratories	2.950%	03/15/2025	25,000	25,396
AbbVie, Inc.	1.750%	11/06/2017	25,000	25,084
AbbVie, Inc.	2.900%	11/06/2022	25,000	24,775
Actavis Funding SCS	2.350%	03/12/2018	25,000	25,340
Actavis Funding SCS	3.000%	03/12/2020	25,000	25,632
Actavis Funding SCS	3.800%	03/15/2025	25,000	25,835
Actavis Funding SCS	4.750%	03/15/2045	25,000	26,613
Actavis, Inc.	1.875%	10/01/2017	25,000	25,054
AstraZeneca PLC	4.000%	09/18/2042	25,000	25,680
Bristol-Myers Squibb Co.	1.750%	03/01/2019	25,000	25,023

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co.	5.550%	03/15/2037	$25,000	$31,308
Express Scripts Holding Co.	2.250%	06/15/2019	25,000	25,104
GlaxoSmithKline Capital, Inc.	2.800%	03/18/2023	25,000	25,065
GlaxoSmithKline Capital, Inc.	4.200%	03/18/2043	25,000	26,540
Johnson & Johnson	5.550%	08/15/2017	25,000	27,749
Johnson & Johnson	3.375%	12/05/2023	25,000	26,933
McKesson Corp.	2.284%	03/15/2019	25,000	25,244
Merck & Co., Inc.	2.400%	09/15/2022	25,000	24,910
Merck & Co., Inc.	3.600%	09/15/2042	25,000	24,619
Mylan, Inc.	1.800%	06/24/2016	25,000	25,165
Novartis Capital Corp.	3.400%	05/06/2024	25,000	26,438
Novartis Securities Investment, Ltd.	5.125%	02/10/2019	25,000	28,228
Pfizer, Inc.	3.400%	05/15/2024	25,000	26,234
Teva Pharmaceutical Finance IV LLC	2.250%	03/18/2020	25,000	25,087
Wyeth LLC	5.450%	04/01/2017	50,000	54,492
Wyeth LLC	6.000%	02/15/2036	25,000	32,077
Zoetis, Inc.	4.700%	02/01/2043	25,000	25,826

				735,451

Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.	3.400%	02/15/2019	25,000	25,801
American Tower Corp.	3.500%	01/31/2023	50,000	49,448
AvalonBay Communities, Inc.	2.950%	09/15/2022	25,000	24,945
Boston Properties L.P.	3.850%	02/01/2023	25,000	26,374
Brandywine Operating Partnership L.P.	4.100%	10/01/2024	25,000	25,516
DDR Corp.	3.500%	01/15/2021	25,000	25,739
Duke Realty L.P.	3.875%	02/15/2021	25,000	26,346
ERP Operating L.P.	2.375%	07/01/2019	50,000	50,554
HCP, Inc.	2.625%	02/01/2020	25,000	25,053
Health Care REIT, Inc.	5.250%	01/15/2022	50,000	55,994
Hospitality Properties Trust	4.500%	06/15/2023	25,000	25,849
Realty Income Corp.	4.125%	10/15/2026	50,000	52,975
Simon Property Group L.P.	2.150%	09/15/2017	25,000	25,501
Simon Property Group L.P.	5.650%	02/01/2020	25,000	28,911
Tanger Properties L.P.	3.875%	12/01/2023	25,000	26,080
Ventas Realty L.P.	1.550%	09/26/2016	25,000	25,163
Weyerhaeuser Co.	4.625%	09/15/2023	25,000	27,459

				547,708

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC	3.750%	04/01/2024	25,000	26,746

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Road & Rail – (continued)
Burlington Northern Santa Fe LLC	4.450%	03/15/2043	$50,000	$53,392
Burlington Northern Santa Fe LLC	4.550%	09/01/2044	25,000	27,349
Canadian National Railway Co.	2.950%	11/21/2024	50,000	51,059
CSX Corp.	3.400%	08/01/2024	25,000	26,026
Norfolk Southern Corp.	3.000%	04/01/2022	25,000	25,487
Ryder System, Inc.	2.450%	09/03/2019	25,000	25,107
Union Pacific Corp.	4.750%	12/15/2043	25,000	29,141

				264,307

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.	1.950%	10/01/2016	25,000	25,463
Intel Corp.	3.300%	10/01/2021	25,000	26,695
Texas Instruments, Inc.	2.750%	03/12/2021	25,000	25,578

				77,736

Software – 0.3%
Microsoft Corp.	3.625%	12/15/2023	25,000	27,205
Microsoft Corp.	5.200%	06/01/2039	50,000	60,923
Oracle Corp.	2.375%	01/15/2019	25,000	25,620
Oracle Corp.	2.250%	10/08/2019	75,000	76,145

				189,893

Specialty Retail – 0.3%
Costco Wholesale Corp.	1.125%	12/15/2017	25,000	25,005
CVS Health Corp.	4.000%	12/05/2023	25,000	27,037
Home Depot, Inc.	2.250%	09/10/2018	25,000	25,792
Home Depot, Inc.	3.750%	02/15/2024	25,000	27,202
Lowe’s Cos., Inc.	4.250%	09/15/2044	25,000	27,017
QVC, Inc.	5.450%	08/15/2034	50,000	49,182
Starbucks Corp.	3.850%	10/01/2023	25,000	27,147

				208,382

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	1.050%	05/05/2017	25,000	25,095
Apple, Inc.	2.850%	05/06/2021	25,000	26,001
Apple, Inc.	2.400%	05/03/2023	25,000	24,649
Apple, Inc.	3.850%	05/04/2043	25,000	25,437
EMC Corp.	1.875%	06/01/2018	25,000	25,255
Fidelity National Information Services, Inc.	3.875%	06/05/2024	25,000	25,649
Hewlett-Packard Co.	5.400%	03/01/2017	25,000	26,906
Hewlett-Packard Co.	2.750%	01/14/2019	25,000	25,519
Hewlett-Packard Co.	4.050%	09/15/2022	25,000	26,225

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
International Business Machines Corp.	5.875%	11/29/2032	$25,000	$31,820
Seagate HDD Cayman	4.750%	06/01/2023	50,000	52,648

				315,204

Tobacco – 0.3%
Altria Group, Inc.	2.625%	01/14/2020	50,000	50,661
Altria Group, Inc.	4.000%	01/31/2024	25,000	26,799
Altria Group, Inc.	4.500%	05/02/2043	25,000	25,733
Lorillard Tobacco Co.	3.750%	05/20/2023	25,000	25,285
Philip Morris International, Inc.	1.875%	01/15/2019	50,000	50,327
Philip Morris International, Inc.	4.500%	03/26/2020	25,000	27,894
Philip Morris International, Inc.	4.125%	03/04/2043	25,000	25,655

				232,354

Trading Companies & Distributors – 0.1%
GATX Corp.	2.500%	03/15/2019	50,000	50,384

Wireless Telecommunication Services – 0.7%
AT&T, Inc.	2.300%	03/11/2019	25,000	25,183
AT&T, Inc.	3.900%	03/11/2024	25,000	26,217
AT&T, Inc.	4.800%	06/15/2044	50,000	51,269
BellSouth Corp.	6.550%	06/15/2034	50,000	60,619
Orange SA	2.750%	02/06/2019	25,000	25,854
Telefonica Europe BV	8.250%	09/15/2030	25,000	36,378
Telefonos de Mexico S.A.B. de C.V.	5.500%	11/15/2019	100,000	112,956
Vodafone Group PLC	1.500%	02/19/2018	25,000	24,871
Vodafone Group PLC	2.950%	02/19/2023	25,000	24,647
Vodafone Group PLC	4.375%	02/19/2043	50,000	49,177

				437,171

TOTAL CORPORATE BONDS (Cost $18,113,634)				18,464,563

FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Brazilian Government International Bond	5.875%	01/15/2019	100,000	110,250
Canada Government International Bond	1.625%	02/27/2019	50,000	50,766
Export Development Canada	1.250%	10/26/2016	25,000	25,287
Italy Government International Bond	5.250%	09/20/2016	100,000	106,131
Mexico Government International Bond	6.050%	01/11/2040	30,000	36,975
Mexico Government International Bond	3.500%	01/21/2021	100,000	103,750
Mexico Government International Bond	4.750%	03/08/2044	50,000	52,500
Panama Government International Bond	6.700%	01/26/2036	50,000	65,250
Peruvian Government International Bond	5.625%	11/18/2050	50,000	61,000

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Philippine Government International Bond	7.750%	01/14/2031	$100,000	$150,125
Poland Government International Bond	5.000%	03/23/2022	50,000	57,484
Province of British Columbia	2.650%	09/22/2021	50,000	52,462
Province of Manitoba Canada	1.125%	06/01/2018	25,000	24,945
Province of Nova Scotia Canada	5.125%	01/26/2017	25,000	26,922
Province of Ontario Canada	1.100%	10/25/2017	50,000	50,138
Province of Ontario Canada	4.400%	04/14/2020	50,000	56,551
Province of Ontario Canada	2.500%	09/10/2021	25,000	25,822
Province of Quebec Canada	2.750%	08/25/2021	50,000	52,243
Province of Quebec Canada	2.625%	02/13/2023	50,000	51,531
South Africa Government International Bond	6.875%	05/27/2019	100,000	114,813
Turkey Government International Bond	6.750%	04/03/2018	100,000	111,000
Turkey Government International Bond	6.875%	03/17/2036	50,000	62,050
Uruguay Government International Bond	5.100%	06/18/2050	50,000	52,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,457,986)				1,499,995

U.S. GOVERNMENT AGENCY MBS TBA – 18.2%
Fannie Mae TBA(d)	3.000%	04/01/2030	750,000	786,211
Fannie Mae TBA(d)	3.000%	04/01/2045	1,500,000	1,533,750
Fannie Mae TBA(d)	3.500%	04/01/2045	1,500,000	1,575,703
Fannie Mae TBA(d)	4.000%	04/01/2045	1,000,000	1,069,219
Fannie Mae TBA(d)	5.000%	04/14/2045	250,000	278,008
Freddie Mac TBA(d)	2.500%	04/01/2030	750,000	769,102
Freddie Mac TBA(d)	3.000%	04/01/2045	750,000	765,293
Freddie Mac TBA(d)	3.500%	04/01/2045	750,000	786,211
Freddie Mac TBA(d)	4.000%	04/01/2045	1,250,000	1,335,351
Government National Mortgage Association TBA(d)	3.000%	04/01/2045	900,000	927,070
Government National Mortgage Association TBA(d)	3.500%	04/01/2045	1,500,000	1,578,633
Government National Mortgage Association TBA(d)	4.000%	04/01/2045	750,000	804,258

TOTAL U.S. GOVERNMENT AGENCY MBS TBA (Cost $12,105,822)				12,208,809

U.S. GOVERNMENT AGENCY OBLIGATIONS – 14.9%
Fannie Mae	5.375%	07/15/2016	50,000	53,149
Fannie Mae	0.625%	08/26/2016	50,000	50,082
Fannie Mae	1.250%	09/28/2016	75,000	75,792
Fannie Mae	0.750%	04/20/2017	75,000	75,164
Fannie Mae	2.000%	09/26/2017	75,000	76,565
Fannie Mae	1.000%	09/27/2017	100,000	100,490
Fannie Mae	1.532%	10/25/2017	75,024	75,928
Fannie Mae	0.875%	10/26/2017	75,000	75,117

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Fannie Mae	4.500%	04/01/2018	$91,412	$95,891
Fannie Mae	0.875%	05/21/2018	50,000	49,803
Fannie Mae	4.000%	08/01/2018	145,535	153,640
Fannie Mae	4.000%	01/01/2019	138,629	146,478
Fannie Mae	4.000%	09/01/2019	211,764	223,767
Fannie Mae	1.750%	09/12/2019	75,000	76,200
Fannie Mae	4.500%	05/01/2020	96,755	101,496
Fannie Mae	2.940%	07/25/2021	140,000	146,968
Fannie Mae(a)	2.387%	03/25/2023	47,845	48,587
Fannie Mae	3.500%	11/01/2025	116,126	123,419
Fannie Mae	3.500%	01/01/2027	134,573	143,024
Fannie Mae	3.500%	05/01/2029	121,936	129,481
Fannie Mae	3.500%	10/01/2029	94,377	100,217
Fannie Mae	7.250%	05/15/2030	75,000	118,205
Fannie Mae	5.500%	02/01/2037	91,433	102,941
Fannie Mae	5.500%	09/01/2040	139,036	156,502
Fannie Mae	4.500%	12/01/2040	380,573	415,750
Fannie Mae	5.500%	09/01/2041	226,717	255,166
Fannie Mae	4.500%	01/01/2042	186,293	203,549
Fannie Mae	4.500%	09/01/2043	284,259	310,534
Fannie Mae	4.500%	09/01/2043	91,159	99,396
Fannie Mae	4.500%	11/01/2043	199,076	217,065
Fannie Mae	4.500%	06/01/2044	282,700	308,381
Fannie Mae	3.500%	10/01/2044	94,048	98,820
Fannie Mae	4.000%	10/01/2044	80,310	85,850
Fannie Mae	3.500%	01/01/2045	124,575	130,973
Fannie Mae	3.500%	01/01/2045	148,591	156,129
Federal Farm Credit Banks	3.500%	12/20/2023	50,000	55,517
Federal Home Loan Bank	2.000%	09/09/2016	25,000	25,553
Federal Home Loan Bank	0.625%	11/23/2016	100,000	100,130
Federal Home Loan Bank	0.625%	12/28/2016	50,000	50,061
Federal Home Loan Bank	0.875%	05/24/2017	75,000	75,342
Federal Home Loan Bank	1.000%	06/21/2017	100,000	100,640
Federal Home Loan Bank	1.200%	05/24/2018	50,000	49,822
Federal Home Loan Bank	1.875%	03/08/2019	50,000	51,139
Federal Home Loan Bank	2.250%	06/11/2021	75,000	77,116
Federal Home Loan Bank	2.875%	09/13/2024	50,000	52,427
Federal Home Loan Mortgage Corp.	0.700%	09/27/2016	75,000	75,064
Federal Home Loan Mortgage Corp.	0.700%	09/29/2016	50,000	50,042
Federal Home Loan Mortgage Corp.	0.875%	10/14/2016	100,000	100,554
Federal Home Loan Mortgage Corp.	0.875%	02/22/2017	75,000	75,420

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Federal Home Loan Mortgage Corp.	1.000%	04/07/2017	$50,000	$50,007
Federal Home Loan Mortgage Corp.	5.000%	04/18/2017	100,000	108,840
Federal Home Loan Mortgage Corp.	1.000%	06/29/2017	50,000	50,329
Federal Home Loan Mortgage Corp.	1.000%	09/29/2017	100,000	100,476
Federal Home Loan Mortgage Corp.	0.875%	03/07/2018	75,000	74,878
Federal Home Loan Mortgage Corp.	1.250%	10/02/2019	75,000	74,489
Federal Home Loan Mortgage Corp.	6.750%	09/15/2029	75,000	112,667
Freddie Mac	3.320%	07/25/2020	66,282	69,445
Freddie Mac	3.111%	02/25/2023	100,000	106,030
Freddie Mac	2.500%	10/01/2029	95,891	98,415
Freddie Mac	5.000%	07/01/2041	488,292	540,765
Freddie Mac	4.000%	04/01/2042	94,848	101,528
Freddie Mac	4.500%	05/01/2044	199,506	217,301
Freddie Mac	4.000%	12/01/2044	148,545	158,635
Freddie Mac	3.500%	01/01/2045	148,775	156,079
Government National Mortgage Association	5.000%	06/15/2040	119,224	134,147
Government National Mortgage Association	5.000%	10/15/2041	170,055	189,658
Government National Mortgage Association	4.000%	02/20/2042	63,478	67,666
Government National Mortgage Association	4.000%	07/20/2042	41,567	44,310
Government National Mortgage Association	4.500%	01/20/2044	434,333	471,295
Government National Mortgage Association	5.000%	03/20/2044	235,484	259,456
Government National Mortgage Association	4.000%	08/20/2044	110,815	117,997
Government National Mortgage Association	3.500%	10/20/2044	144,178	151,844
Government National Mortgage Association	4.000%	10/20/2044	143,188	152,469
Government National Mortgage Association	4.500%	11/20/2044	190,111	206,598
Government National Mortgage Association	3.000%	12/20/2044	148,499	153,184
Government National Mortgage Association	3.500%	12/20/2044	98,565	103,805
Government National Mortgage Association	4.500%	12/20/2044	145,353	157,958
Tennessee Valley Authority	3.500%	12/15/2042	50,000	51,031

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,930,151)				10,000,648

U.S. TREASURY OBLIGATIONS – 37.2%
U.S. Treasury Note(e)	0.375%	04/30/2016	500,000	500,275
U.S. Treasury Note(e)	0.500%	06/15/2016	725,000	726,254
U.S. Treasury Note(e)	1.500%	07/31/2016	750,000	760,928
U.S. Treasury Note(e)	3.000%	08/31/2016	800,000	829,232
U.S. Treasury Note(e)	0.625%	10/15/2016	500,000	501,295
U.S. Treasury Note(e)	0.500%	11/30/2016	300,000	300,111
U.S. Treasury Note(e)	0.625%	12/31/2016	350,000	350,812
U.S. Treasury Note(e)	0.875%	01/31/2017	750,000	754,785
U.S. Treasury Note(e)	0.500%	02/28/2017	500,000	499,630

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Note(e)	1.000%	03/31/2017	$750,000	$756,420
U.S. Treasury Note(e)	0.625%	05/31/2017	1,000,000	1,000,190
U.S. Treasury Note(e)	0.500%	07/31/2017	750,000	747,180
U.S. Treasury Note(e)	1.875%	09/30/2017	1,000,000	1,028,090
U.S. Treasury Note(e)	0.875%	11/15/2017	750,000	751,860
U.S. Treasury Note(e)	0.875%	01/15/2018	250,000	250,223
U.S. Treasury Note(e)	1.000%	02/15/2018	500,000	501,925
U.S. Treasury Note(e)	4.000%	08/15/2018	250,000	275,035
U.S. Treasury Note(e)	1.375%	09/30/2018	100,000	101,044
U.S. Treasury Note(e)	1.500%	12/31/2018	1,000,000	1,013,180
U.S. Treasury Note(e)	1.375%	02/28/2019	500,000	503,745
U.S. Treasury Note(e)	1.000%	08/31/2019	500,000	493,675
U.S. Treasury Note(e)	1.625%	08/31/2019	1,000,000	1,014,440
U.S. Treasury Note(e)	1.000%	09/30/2019	500,000	493,150
U.S. Treasury Note(e)	1.625%	12/31/2019	1,000,000	1,012,550
U.S. Treasury Note(e)	1.250%	01/31/2020	250,000	248,711
U.S. Treasury Note(e)	1.375%	02/29/2020	500,000	500,075
U.S. Treasury Note(e)	2.125%	08/31/2020	750,000	775,560
U.S. Treasury Note(e)	1.750%	10/31/2020	150,000	151,957
U.S. Treasury Note(e)	2.000%	02/28/2021	1,000,000	1,024,340
U.S. Treasury Note(e)	2.000%	05/31/2021	750,000	766,897
U.S. Treasury Note(e)	2.000%	11/15/2021	500,000	510,390
U.S. Treasury Note(e)	1.500%	01/31/2022	200,000	197,346
U.S. Treasury Note(e)	1.750%	02/28/2022	600,000	601,560
U.S. Treasury Note(e)	1.750%	03/31/2022	250,000	250,645
U.S. Treasury Note(e)	1.750%	05/15/2023	250,000	248,573
U.S. Treasury Note(e)	2.375%	08/15/2024	150,000	155,900
U.S. Treasury Note(e)	2.000%	02/15/2025	500,000	502,990
U.S. Treasury Bond(e)	5.250%	11/15/2028	650,000	887,022
U.S. Treasury Bond(e)	4.375%	02/15/2038	300,000	402,192
U.S. Treasury Bond(e)	4.375%	05/15/2040	850,000	1,149,251
U.S. Treasury Bond(e)	3.000%	05/15/2042	75,000	81,825
U.S. Treasury Bond(e)	3.625%	08/15/2043	100,000	122,178
U.S. Treasury Bond(e)	3.125%	08/15/2044	500,000	560,375
U.S. Treasury Bond(e)	3.000%	11/15/2044	175,000	191,733
U.S. Treasury Bond(e)	2.500%	02/15/2045	450,000	445,991

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,627,051)				24,941,540

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.5%
Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	04/10/2046	75,000	77,438
Citigroup Commercial Mortgage Trust 2013-CCRE8 Mortgage Trust	3.334%	06/10/2046	65,000	68,460

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust 2013-LC6 Mortgage Trust	1.906%	01/10/2046	$75,000	$75,803
Citigroup Commercial Mortgage Trust 2014-UBS6 Mortgage Trust	3.644%	12/10/2047	100,000	106,495
GS Mortgage Securities Trust 2013-GC13(a)	4.038%	07/10/2046	80,000	89,064
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15(a)	5.814%	06/12/2043	84,377	87,423
JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	02/15/2047	50,000	55,254
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	1.689%	12/15/2048	90,000	90,368
Morgan Stanley Capital I Trust 2007-HQ11(a)	5.447%	02/12/2044	100,000	106,213
Wachovia Bank Commercial Mortgage Trust Series 2006-C26(a)	6.011%	06/15/2045	50,000	52,030
Wells Fargo Commercial Mortgage Trust 2014-LC16(a)	1.294%	08/15/2050	79,856	79,852
WFRBS Commercial Mortgage Trust 2014-C19	3.660%	03/15/2047	75,000	79,843

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $960,859)				968,243

ASSET BACKED SECURITIES – 0.5%
Automobiles – 0.1%
Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/2018	65,000	64,914

Credit Card Receivables – 0.4%
Capital One Multi-Asset Execution Trust	1.480%	07/15/2020	30,000	30,218
Citibank Credit Card Issuance Trust	5.350%	02/07/2020	100,000	111,113
Citibank Credit Card Issuance Trust	2.880%	01/23/2023	100,000	103,885

				245,216

TOTAL ASSET BACKED SECURITIES (Cost $305,924)				310,130

MUNICIPAL BONDS & NOTES – 0.2%
California – 0.2%
Los Angeles Department of Water & Power	5.716%	07/01/2039	100,000	128,483
Los Angeles Unified School District	5.750%	07/01/2034	25,000	31,765

TOTAL MUNICIPAL BONDS & NOTES (Cost $157,683)				160,248

SHORT TERM INVESTMENT – 19.5%
Money Market Fund – 19.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(f)(g)(h) (Cost $13,047,059)			13,047,059	13,047,059

TOTAL INVESTMENTS† – 121.7% (Cost $80,706,169(i))				81,601,235
Liabilities in Excess of Assets – (21.7)%				(14,545,917)

NET ASSETS – 100.0%				$67,055,318

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

(a)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015.

(b)	Amount represents less than 0.05% of net assets

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $102,963 or 0.15% of net assets as of March 31, 2015.

(d)	When-issued security.

(e)	All or portion of this security has been designated as collateral for TBA securities.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Affiliated Fund managed by SSGA Fund Management, Inc. See table that follows for more information.

(h)	Value is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2015 was $975,905 and $80,839, respectively, resulting in net unrealized appreciation of investments of $895,066.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

MBS	Mortgage Backed Securities
PLC	Public Limited Company
TBA	To Be Announced

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments:
Corporate Bonds	$–	$18,464,563	$–	$18,464,563
Foreign Government Obligations	–	1,499,995	–	1,499,995
U.S. Government Agency MBS TBA	–	12,208,809	–	12,208,809
U.S. Government Agency Obligations	–	10,000,648	–	10,000,648
U.S. Treasury Obligations	–	24,941,540	–	24,941,540
Commercial Mortgage Backed Securities	–	968,243	–	968,243
Asset Backed Securities	–	310,130	–	310,130
Municipal Bonds & Notes	–	160,248	–	160,248
Short Term Investment	13,047,059	–	–	13,047,059

Total Investments	$13,047,059	$68,554,176	$–	$81,601,235

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. For the period ended March 31, 2015, there were no transfers between levels.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the three months ended 3/31/15	Shares sold for the three months ended 3/31/15	Number of shares held at 3/31/15	Value at 3/31/15	Income earned for the three months ended 3/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	19,953,875	49,529,345	56,436,161	13,047,059	$13,047,059	$2,826	$–

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.4%
Australia – 5.1%
AGL Energy, Ltd.	3,284	$38,134
ALS, Ltd.	911	3,452
Alumina, Ltd.	12,209	14,970
Amcor, Ltd.	5,898	63,261
AMP, Ltd.	14,297	70,339
APA Group	5,387	37,244
Asciano, Ltd.	4,715	22,837
ASX, Ltd.	936	29,610
Aurizon Holdings, Ltd.	10,331	38,278
AusNet Services	3,946	4,401
Australia & New Zealand Banking Group, Ltd.	13,899	389,049
Bank of Queensland, Ltd.	1,774	18,689
Bendigo & Adelaide Bank, Ltd.	2,205	21,141
BHP Billiton, Ltd.	16,199	384,003
Boral, Ltd.	3,784	18,443
Brambles, Ltd.	7,570	66,621
Caltex Australia, Ltd.	653	17,435
Coca-Cola Amatil, Ltd.	2,768	22,796
Cochlear, Ltd.	276	19,088
Commonwealth Bank of Australia	8,034	573,249
Computershare, Ltd.	2,285	22,204
Crown Resorts, Ltd.	1,760	17,977
CSL, Ltd.	2,295	161,511
Dexus Property Group REIT	4,377	25,346
Federation Centres REIT	6,901	16,027
Flight Centre Travel Group, Ltd.	125	3,786
Fortescue Metals Group, Ltd.	7,526	11,269
Goodman Group REIT	8,437	40,929
GPT Group REIT	8,147	28,443
Harvey Norman Holdings, Ltd.	1,254	4,263
Healthscope, Ltd.	5,442	12,722
Iluka Resources, Ltd.	2,024	13,143
Incitec Pivot, Ltd.	8,000	24,874
Insurance Australia Group, Ltd.	11,319	52,748
Leighton Holdings, Ltd.	229	3,700
Lend Lease Group	2,681	34,081
Macquarie Group, Ltd.	1,398	81,884
Medibank Pvt, Ltd.(a)	11,545	20,462
Mirvac Group REIT	17,872	27,443
National Australia Bank, Ltd.	11,951	351,960
Newcrest Mining, Ltd.(a)	3,705	37,843
Novion Property Group REIT	10,322	19,793
Orica, Ltd.	1,802	27,547
Origin Energy, Ltd.	5,400	46,657
Platinum Asset Management, Ltd.	1,125	6,721
Qantas Airways, Ltd.(a)	2,430	5,792
QBE Insurance Group, Ltd.	6,598	65,729
Ramsay Health Care, Ltd.	635	32,619
REA Group, Ltd.	119	4,389
Rio Tinto, Ltd.	2,106	92,076
Santos, Ltd.	4,799	26,177
Scentre Group REIT	25,737	73,535
Seek, Ltd.	1,572	20,560
Sonic Healthcare, Ltd.	1,842	28,763
Stockland REIT	11,354	39,032
Suncorp Group, Ltd.	6,219	64,139
Sydney Airport	5,249	20,772
Tabcorp Holdings, Ltd.	5,788	20,959
Tatts Group, Ltd.	6,989	21,250
Telstra Corp., Ltd.	20,684	99,708
Toll Holdings, Ltd.	3,295	22,303
TPG Telecom, Ltd.	627	4,392
Transurban Group	8,755	63,740
Treasury Wine Estates, Ltd.	3,148	12,313
Wesfarmers, Ltd.	5,431	182,391
Westfield Corp. REIT	9,543	69,623
Westpac Banking Corp.	15,629	470,188
Woodside Petroleum, Ltd.	3,584	94,516
Woolworths, Ltd.	6,105	137,539
WorleyParsons, Ltd.	468	3,414

		4,622,292

Austria – 0.1%
Andritz AG	352	21,050
Erste Group Bank AG	1,350	33,253
IMMOFINANZ AG(a)	4,639	13,636
OMV AG	712	19,545
Raiffeisen Bank International AG	265	3,706
Vienna Insurance Group AG Wiener Versicherung Gruppe	87	3,850
Voestalpine AG	542	19,847

		114,887

Belgium – 0.9%
Ageas	1,061	38,066
Anheuser-Busch InBev NV	3,991	487,785
Belgacom SA	735	25,714
Colruyt SA	340	14,804
Delhaize Group SA	497	44,688
Groupe Bruxelles Lambert SA	390	32,315
KBC Groep NV(a)	1,211	74,863
Solvay SA	287	41,473
Telenet Group Holding NV(a)	254	13,959
UCB SA	611	44,196
Umicore SA	460	19,208

		837,071

Brazil – 1.6%
Ambev SA	22,781	131,507
B2W Cia Digital(a)	1,200	7,490
Banco Bradesco SA(b)	10,680	99,144
Banco Bradesco SA(b)	6,360	59,956
Banco do Brasil SA	4,200	30,106
Banco do Estado do Rio Grande do Sul SA	1,900	6,539
Banco Santander Brasil SA	2,000	8,804
BB Seguridade Participacoes SA	3,400	34,893
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,700	30,378
BR Malls Participacoes SA	2,100	11,130

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Bradespar SA	2,100	$6,958
Braskem SA	1,800	6,195
BRF SA	3,200	63,377
CCR SA	5,100	26,010
Cetip SA - Mercados Organizados	900	8,969
Cia Brasileira de Distribuicao	600	17,975
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	9,420
Cia Energetica de Minas Gerais	3,900	15,643
Cia Energetica de Sao Paulo	900	6,663
Cia Paranaense de Energia	900	9,476
Cia Siderurgica Nacional SA	3,400	5,776
Cielo SA	3,400	48,605
Cosan SA Industria e Comercio	1,100	9,599
CPFL Energia SA	1,200	7,682
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	9,950
Duratex SA	3,200	8,711
EcoRodovias Infraestrutura e Logistica SA	2,300	6,469
EDP - Energias do Brasil SA	2,600	8,420
Embraer SA	3,800	29,189
Estacio Participacoes SA	2,500	14,502
Fibria Celulose SA(a)	1,000	14,142
Gerdau SA	6,200	19,709
Hypermarcas SA(a)	1,700	10,478
Itau Unibanco Holding SA	13,900	153,565
Itausa - Investimentos Itau SA(a)(b)	70	219
Itausa - Investimentos Itau SA(b)	15,500	48,400
JBS SA	3,600	15,995
Klabin SA	2,227	12,682
Kroton Educacional SA	6,300	20,283
Localiza Rent a Car SA	1,800	20,444
Lojas Americanas SA	5,500	22,715
Lojas Renner SA	1,000	28,403
M Dias Branco SA	300	8,083
Multiplan Empreendimentos Imobiliarios SA	400	7,015
Natura Cosmeticos SA	800	6,733
Odontoprev SA	2,400	8,162
Petroleo Brasileiro SA	14,400	43,163
Petroleo Brasileiro SA Preference Shares	20,300	61,800
Porto Seguro SA	500	5,593
Qualicorp SA(a)	991	7,070
Raia Drogasil SA	1,000	8,961
Souza Cruz SA	1,600	12,716
Sul America SA	1,900	8,447
Suzano Papel e Celulose SA	1,600	7,404
Telefonica Brasil SA	1,300	20,126
Tim Participacoes SA	3,900	12,983
TOTVS SA	600	6,852
Tractebel Energia SA	1,900	20,985
Ultrapar Participacoes SA	1,700	34,483
Vale SA(b)	6,200	34,801
Vale SA(b)	9,300	44,956
Via Varejo SA(a)	1,356	6,954
WEG SA	1,400	13,929

		1,487,787

Canada – 6.7%
Agnico-Eagle Mines, Ltd.	1,000	27,785
Agrium, Inc.	700	72,957
Alimentation Couche-Tard, Inc.	2,000	79,700
AltaGas, Ltd.	600	20,021
ARC Resources, Ltd.	1,500	25,772
Atco, Ltd. (Class I)	400	14,250
Bank of Montreal	3,300	197,765
Bank of Nova Scotia	6,100	306,036
Barrick Gold Corp.	5,600	61,240
Baytex Energy Corp.	800	12,652
BCE, Inc.	679	28,747
BlackBerry, Ltd.(a)	2,400	21,394
Bombardier, Inc.	7,000	13,818
Brookfield Asset Management, Inc. (Class A)	2,900	155,109
CAE, Inc.	1,300	15,171
Cameco Corp.	1,900	26,478
Canadian Imperial Bank of Commerce	2,000	144,998
Canadian National Railway Co.	4,100	274,585
Canadian Natural Resources, Ltd.	5,300	162,452
Canadian Oil Sands, Ltd.	2,300	17,888
Canadian Pacific Railway, Ltd.	900	164,793
Canadian Tire Corp., Ltd. (Class A)	400	40,752
Canadian Utilities, Ltd.	600	18,841
Catamaran Corp. (Class A)(a)	1,000	59,534
Cenovus Energy, Inc.	4,500	75,859
CGI Group, Inc.(a)	1,100	46,658
CI Financial Corp.	1,100	30,755
Constellation Software, Inc.	100	34,565
Crescent Point Energy Corp.	2,000	44,595
Dollarama, Inc.	600	33,541
Eldorado Gold Corp.	3,500	16,056
Empire Co., Ltd. (Class A)	300	20,918
Enbridge, Inc.	4,300	207,276
EnCana Corp.	3,600	40,193
Enerplus Corp.	1,500	15,207
Fairfax Financial Holdings, Ltd.	100	56,060
Finning International, Inc.	800	14,882
First Capital Realty, Inc.	800	12,463
First Quantum Minerals, Ltd.	2,900	35,148
Fortis, Inc.	1,300	39,600
Franco-Nevada Corp.	800	38,771
George Weston, Ltd.	300	23,763
Gildan Activewear, Inc.	1,200	35,379
Goldcorp, Inc.	3,900	70,579
Great-West Lifeco, Inc.	1,400	40,480
H&R REIT	600	11,052
Husky Energy, Inc.	1,700	34,698
IGM Financial, Inc.	500	17,769
Imperial Oil, Ltd.	1,600	63,861
Industrial Alliance Insurance & Financial Services, Inc.	500	16,727
Intact Financial Corp.	700	52,739
Inter Pipeline, Ltd.	1,600	41,235
Jean Coutu Group PJC, Inc.	400	8,550
Keyera Corp.	400	26,609
Kinross Gold Corp.(a)	5,500	12,203
Loblaw Cos., Ltd.	1,100	53,780
Magna International, Inc.	2,000	106,925
Manulife Financial Corp.	10,000	169,838

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
MEG Energy Corp.(a)	800	$12,924
Methanex Corp.	500	26,771
Metro, Inc.	1,200	32,518
National Bank of Canada	1,600	58,416
New Gold, Inc.(a)	3,700	12,416
Onex Corp.	400	23,229
Open Text Corp.	600	31,675
Paramount Resources, Ltd.(a)	300	7,390
Pembina Pipeline Corp.	1,600	50,558
Peyto Exploration & Development Corp.	700	18,770
Potash Corp. of Saskatchewan, Inc.	4,200	135,401
Power Corp. of Canada	1,800	47,640
Power Financial Corp.	1,200	35,521
PrairieSky Royalty, Ltd.	600	14,156
Restaurant Brands International, Inc.	946	36,271
RioCan REIT	700	16,012
Rogers Communications, Inc. (Class B)	1,800	60,261
Royal Bank of Canada	7,200	433,421
Saputo, Inc.	1,200	32,982
Shaw Communications, Inc. (Class B)	1,900	42,636
Silver Wheaton Corp.	1,800	34,195
SNC-Lavalin Group, Inc.	700	21,738
Sun Life Financial, Inc.	3,000	92,452
Suncor Energy, Inc.	7,300	213,323
Talisman Energy, Inc.	5,000	38,334
Teck Resources, Ltd. (Class B)	2,700	37,052
TELUS Corp.	1,000	33,218
Thomson Reuters Corp.	1,900	77,035
Toronto-Dominion Bank	9,200	393,788
Tourmaline Oil Corp.(a)	800	24,212
TransAlta Corp.	1,300	12,061
TransCanada Corp.	3,600	153,949
Turquoise Hill Resources, Ltd.(a)	3,900	12,163
Valeant Pharmaceuticals International, Inc.(a)	1,600	316,096
Vermilion Energy, Inc.	500	21,022
West Fraser Timber Co., Ltd.	300	15,349
Yamana Gold, Inc.	4,500	16,131

		6,152,558

Chile – 0.4%
AES Gener SA	53,702	29,299
Aguas Andinas SA	12,641	7,411
Banco de Chile	102,667	11,527
Banco de Credito e Inversiones	158	7,075
Banco Santander Chile	318,826	17,378
Cencosud SA	9,119	21,645
Cia Cervecerias Unidas SA	714	7,432
Colbun SA	115,907	34,302
Corpbanca SA	658,104	6,972
Empresa Nacional de Electricidad SA ADR	26,443	39,595
Empresas CMPC SA	6,042	16,589
Empresas COPEC SA	1,918	22,337
Enersis SA	116,837	38,293
ENTEL Chile SA	572	5,921
Latam Airlines Group SA(a)	2,319	19,060
SACI Falabella	4,707	36,070
Sociedad Quimica y Minera de Chile SA	466	8,477
SONDA SA	2,316	5,463

		334,846

China – 4.0%
AAC Technologies Holdings, Inc.	3,500	21,646
Agricultural Bank of China, Ltd. (Class H)	104,000	51,376
Air China, Ltd.	8,000	8,162
Aluminum Corp. of China, Ltd.(a)	20,000	9,854
Anhui Conch Cement Co., Ltd.	6,000	22,714
ANTA Sports Products, Ltd.	5,000	9,132
AviChina Industry & Technology Co., Ltd.	12,000	8,575
Bank of China, Ltd. (Class H)	384,000	221,394
Bank of Communications Co., Ltd. (Class H)	41,000	35,167
Beijing Capital International Airport Co., Ltd.	8,000	7,842
Brilliance China Automotive Holdings, Ltd.	20,000	38,385
Byd Co., Ltd.	3,000	15,400
CGN Power Co., Ltd.(a)(d)	25,600	11,061
China Cinda Asset Management Co., Ltd.(a)	25,000	12,382
China CITIC Bank Corp., Ltd. (Class H)	48,000	36,094
China CNR Corp., Ltd.(a)(d)	8,500	12,213
China Coal Energy Co., Ltd.	20,000	11,067
China Communications Construction Co., Ltd. (Class H)	21,000	29,524
China Construction Bank Corp.	366,000	303,542
China COSCO Holdings Co., Ltd.(a)	12,500	6,562
China Everbright Bank Co., Ltd.	13,300	7,342
China Galaxy Securities Co., Ltd.	7,800	8,894
China Life Insurance Co., Ltd. (Class H)	36,000	157,409
China Longyuan Power Group Corp., Ltd. (Class H)	29,000	31,607
China Medical System Holdings, Ltd.	5,000	7,700
China Mengniu Dairy Co., Ltd.	6,000	31,729
China Merchants Bank Co., Ltd.	22,000	53,687
China Minsheng Banking Corp., Ltd. (Class H)	32,000	39,045
China National Building Material Co., Ltd. (Class H)	22,000	21,906
China Oilfield Services, Ltd.	6,000	9,952
China Pacific Insurance Group Co., Ltd. (Class H)	12,800	60,673
China Petroleum & Chemical Corp. (Class H)	124,000	98,681
China Railway Construction Corp., Ltd.	9,500	14,165
China Railway Group, Ltd.	19,000	19,434
China Shenhua Energy Co., Ltd. (Class H)	16,500	42,096
China Telecom Corp., Ltd. (Class H)	68,000	43,591
China Vanke Co., Ltd.(a)	5,500	12,968

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Chongqing Changan Automobile Co., Ltd.	4,100	$11,195
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	7,000	4,523
CITIC Securities Co., Ltd.	5,000	18,541
Country Garden Holdings Co., Ltd.	25,000	10,093
CSPC Pharmaceutical Group, Ltd.	14,000	11,828
CSR Corp., Ltd.	10,000	13,208
Datang International Power Generation Co., Ltd. (Class H)	54,000	27,790
Dongfeng Motor Group Co., Ltd. (Class H)	20,000	32,039
ENN Energy Holdings, Ltd.	4,000	24,481
Evergrande Real Estate Group, Ltd.	73,000	36,721
Fosun International, Ltd.	7,500	14,530
Geely Automobile Holdings, Ltd.	25,000	12,834
Glencore PLC	56,620	240,306
GOME Electrical Appliances Holding, Ltd.	49,000	7,142
Great Wall Motor Co., Ltd.	4,500	31,807
Guangzhou Automobile Group Co., Ltd.	10,000	9,545
Haitian International Holdings, Ltd.	3,000	6,833
Haitong Securities Co., Ltd.	6,400	15,585
Hengan International Group Co., Ltd.	3,500	42,029
Huadian Power International Corp., Ltd.	8,000	6,655
Huaneng Power International, Inc. (Class H)	26,000	30,718
Industrial & Commercial Bank of China, Ltd. (Class H)	375,000	276,182
Inner Mongolia Yitai Coal Co., Ltd.	5,100	7,512
Jiangsu Expressway Co., Ltd.	6,000	8,126
Jiangxi Copper Co., Ltd.	6,000	11,129
Kerry Properties, Ltd.	5,500	19,118
Kingsoft Corp., Ltd.	3,000	8,861
Lenovo Group, Ltd.	32,000	46,640
Longfor Properties Co., Ltd.	7,000	9,841
New China Life Insurance Co., Ltd.	4,700	26,188
People’s Insurance Co. Group of China, Ltd.	27,000	13,686
PetroChina Co., Ltd. (Class H)	102,000	112,748
PICC Property & Casualty Co., Ltd. (Class H)	21,800	43,021
Ping An Insurance Group Co. of China, Ltd. (Class H)	12,500	150,667
Semiconductor Manufacturing International Corp.(a)	121,000	11,705
Shandong Weigao Group Medical Polymer Co., Ltd.	8,000	7,058
Shanghai Electric Group Co., Ltd.	14,000	9,209
Shanghai Fosun Pharmaceutical Group Co., Ltd.	2,000	6,668
Shanghai Industrial Holdings, Ltd.	1,000	3,076
Shanghai Pharmaceuticals Holding Co., Ltd.	3,300	8,704
Shenzhou International Group Holdings, Ltd.	3,000	13,582
Sihuan Pharmaceutical Holdings Group, Ltd.	20,000	11,376
Sino Land Co., Ltd.	14,181	23,046
Sino-Ocean Land Holdings, Ltd.	16,500	9,960
Sinopec Shanghai Petrochemical Co., Ltd.	38,000	14,116
Sinopharm Group Co., Ltd. (Class H)	8,000	32,607
Sinotrans, Ltd.	9,000	5,142
SOHO China, Ltd.	38,500	26,170
Sun Art Retail Group, Ltd.	11,500	10,027
Tencent Holdings, Ltd.	25,900	492,073
Tingyi Cayman Islands Holding Corp.	12,000	25,786
Tsingtao Brewery Co., Ltd.	4,000	26,751
Want Want China Holdings, Ltd.	25,000	26,441
Weichai Power Co., Ltd.	2,000	7,713
Yanzhou Coal Mining Co., Ltd.	8,000	6,852
Zhejiang Expressway Co., Ltd.	6,000	8,002
Zhuzhou CSR Times Electric Co., Ltd.	2,000	13,053
Zijin Mining Group Co., Ltd.	28,000	8,884
ZTE Corp.	3,000	6,911

		3,690,005

Colombia – 0.1%
Almacenes Exito SA	974	9,374
Bancolombia SA ADR	500	19,665
Cementos Argos SA	1,948	6,397
Corp. Financiera Colombiana SA	393	5,398
Ecopetrol SA	9,851	7,489
Ecopetrol SA ADR	700	10,654
Grupo Argos SA	1,404	8,993
Grupo Aval Acciones y Valores	16,055	7,200
Grupo de Inversiones Suramericana SA(b)	463	5,971
Grupo de Inversiones Suramericana SA(b)	1,089	14,069
Interconexion Electrica SA ESP	1,874	5,360

		100,570

Czech Republic – 0.0%(c)
CEZ	1,178	28,810
Komercni banka AS	73	15,763

		44,573

Denmark – 1.1%
AP Moeller - Maersk AS (Class A)	35	73,160
AP Moeller - Maersk AS (Class B)	19	38,595
Carlsberg AS	517	42,662
Coloplast AS (Class B)	537	40,607
Danske Bank AS	3,169	83,599
DSV AS	856	26,618
Novo Nordisk AS (Class B)	9,969	533,132
Novozymes AS (Class B)	1,157	52,893
Pandora AS	557	50,727
TDC AS	3,900	27,921
Tryg AS	101	11,914
Vestas Wind Systems AS	1,083	44,824
William Demant Holding AS(a)	51	4,326

		1,030,978

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Egypt – 0.1%
Commercial International Bank Egypt SAE	5,185	$38,598
Global Telecom Holding SAE(a)	12,679	5,484
Talaat Moustafa Group	4,988	6,740

		50,822

Finland – 0.6%
Elisa Oyj	688	17,291
Fortum Oyj	2,147	45,103
Kone Oyj (Class B)	1,515	67,167
Metso Oyj	545	15,903
Neste Oil Oyj	620	16,248
Nokia Oyj	18,103	138,237
Nokian Renkaat Oyj	548	16,391
Orion Oyj (Class B)	487	13,751
Sampo Oyj (Class A)	2,161	109,129
Stora Enso Oyj	2,661	27,407
UPM-Kymmene Oyj	2,580	50,209
Wartsila Oyj Abp	715	31,653

		548,489

France – 6.4%
Accor SA	834	43,514
Aeroports de Paris	144	17,213
Air Liquide SA	1,666	214,356
Alcatel-Lucent(a)	13,603	51,426
Alstom SA(a)	1,047	32,306
Arkema SA	317	25,102
AtoS	390	26,920
AXA SA	8,783	221,250
BNP Paribas SA	5,365	325,957
Bollore SA	5,495	29,254
Bouygues SA	812	31,866
Bureau Veritas SA	1,068	22,929
Cap Gemini SA	690	56,595
Carrefour SA	3,020	100,840
Casino-Guichard Perrachon SA	273	24,198
Christian Dior SE	264	49,831
Cie de Saint-Gobain	2,173	95,441
Cie Generale des Etablissements Michelin	897	89,218
CNP Assurances	830	14,539
Credit Agricole SA	4,982	73,170
Danone SA	2,801	188,378
Dassault Systemes	618	41,908
Edenred	995	24,808
Electricite de France SA	1,169	28,048
Essilor International SA	988	113,327
Eurazeo SA	184	12,614
Eutelsat Communications SA	745	24,672
Fonciere Des Regions REIT(a)(b)	8	771
Fonciere Des Regions REIT(b)	136	13,463
GDF Suez	6,998	138,329
Gecina SA REIT	137	18,517
Groupe Eurotunnel SE	2,260	32,379
Hermes International	128	45,146
ICADE REIT	179	16,160
Iliad SA	126	29,406
Imerys SA	166	12,186
JCDecaux SA	324	10,925
Kering	366	71,463
Klepierre REIT	836	41,023
L’Oreal SA	1,283	236,110
Lafarge SA	903	58,529
Lagardere SCA	570	17,104
Legrand SA	1,280	69,203
LVMH Moet Hennessy Louis Vuitton SE	1,422	250,694
Natixis	4,519	33,785
Numericable-SFR(a)	435	23,705
Orange SA	8,963	144,057
Pernod Ricard SA	1,026	121,377
Peugeot SA(a)	1,893	31,696
Publicis Groupe SA	908	70,048
Remy Cointreau SA	54	3,973
Renault SA	929	84,579
Rexel SA	1,341	25,298
Safran SA	1,543	107,717
Sanofi	5,917	584,202
Schneider Electric SE	2,539	197,290
SCOR SE	742	25,035
Societe BIC SA	138	19,638
Societe Generale SA	3,503	169,187
Sodexo SA	456	44,464
Suez Environnement Co.	1,436	24,715
Technip SA	496	30,029
Thales SA	450	24,987
Total SA	10,607	527,161
Unibail-Rodamco SE REIT(b)	220	59,318
Unibail-Rodamco SE REIT(b)	254	68,485
Valeo SA	365	54,509
Vallourec SA	529	12,911
Veolia Environnement SA	2,039	38,575
Vinci SA	2,282	130,460
Vivendi SA	5,867	145,714
Wendel SA	150	17,866
Zodiac Aerospace	899	29,767

		5,891,636

Germany – 6.7%
adidas AG	1,011	80,014
Allianz SE	2,304	400,497
Axel Springer SE	191	11,282
BASF SE	4,621	459,321
Bayer AG	4,095	615,504
Bayerische Motoren Werke AG	1,600	200,108
Bayerische Motoren Werke AG Preference Shares	262	24,258
Beiersdorf AG	487	42,314
Brenntag AG	747	44,735
Celesio AG	115	3,397
Commerzbank AG(a)	4,678	64,561
Continental AG	532	125,872
Daimler AG	4,843	466,720
Deutsche Annington Immobilien SE	1,667	56,217
Deutsche Bank AG	7,033	244,429
Deutsche Boerse AG	933	76,215
Deutsche Lufthansa AG	1,118	15,706
Deutsche Post AG	4,678	146,178
Deutsche Telekom AG	16,106	294,928
Deutsche Wohnen AG	1,403	35,923

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
E.ON SE	9,673	$144,249
Fraport AG Frankfurt Airport Services Worldwide	179	10,702
Fresenius Medical Care AG & Co. KGaA	1,051	87,435
Fresenius SE & Co. KGaA	1,832	109,377
Fuchs Petrolub SE Preference Shares	336	13,439
GEA Group AG	884	42,762
Hannover Rueck SE	291	30,066
HeidelbergCement AG	681	53,984
Henkel AG & Co. KGaA(b)	565	58,363
Henkel AG & Co. KGaA(b)	861	101,302
Hugo Boss AG	386	46,949
Infineon Technologies AG	5,451	65,159
ISS AS(a)	583	18,355
K+S AG	833	27,206
Kabel Deutschland Holding AG(a)	107	13,905
Lanxess AG	442	23,557
Linde AG	898	182,908
MAN SE	170	17,893
Merck KGaA	625	70,179
Metro AG	783	26,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	836	180,246
OSRAM Licht AG	430	21,382
Porsche Automobil Holding SE Preference Shares	740	72,697
ProSiebenSat.1 Media AG	1,058	51,934
RWE AG	2,366	60,427
SAP SE	4,660	337,977
Siemens AG	3,992	431,742
Symrise AG	596	37,664
Telefonica Deutschland Holding AG	2,876	16,606
ThyssenKrupp AG	2,189	57,446
United Internet AG	595	27,098
Volkswagen AG	143	36,867
Volkswagen AG Preference Shares	786	209,226

		6,093,851

Greece – 0.1%
Alpha Bank AE(a)	18,517	5,469
Eurobank Ergasias SA(a)	56,090	6,325
Hellenic Telecommunications Organization SA(a)	2,078	18,412
Jumbo SA	493	5,126
National Bank of Greece SA(a)	11,861	14,013
OPAP SA	1,974	18,508
Piraeus Bank SA(a)	17,027	6,565
Titan Cement Co. SA	224	5,141

		79,559

Hong Kong – 3.5%
AIA Group, Ltd.	60,800	382,301
Alibaba Health Information Technology, Ltd.(a)	11,500	10,057
Alibaba Pictures Group, Ltd.(a)	50,000	18,444
ASM Pacific Technology, Ltd.	1,200	12,522
Bank of East Asia, Ltd.	6,346	25,251
Beijing Enterprises Holdings, Ltd.	3,500	27,628
Beijing Enterprises Water Group, Ltd.	22,000	15,039
Belle International Holdings, Ltd.	25,000	29,118
BOC Hong Kong Holdings, Ltd.	18,000	63,962
Cathay Pacific Airways, Ltd.	6,000	13,868
Chailease Holding Co., Ltd.	12,000	29,914
Cheung Kong Infrastructure Holdings, Ltd.	3,000	25,848
China Everbright International, Ltd.	12,000	19,812
China Everbright, Ltd.	4,000	10,447
China Gas Holdings, Ltd.	14,000	23,005
China Merchants Holdings International Co., Ltd.	10,090	39,758
China Mobile, Ltd.	30,500	397,327
China Overseas Land & Investment, Ltd.	20,000	64,233
China Resources Enterprise, Ltd.	6,000	11,763
China Resources Gas Group, Ltd.	4,000	12,485
China Resources Land, Ltd.	11,333	32,085
China Resources Power Holdings Co., Ltd.	10,000	25,074
China State Construction International Holdings, Ltd.	8,000	11,144
China Taiping Insurance Holdings Co., Ltd.(a)	4,400	15,068
China Unicom (Hong Kong), Ltd.	28,000	42,615
CITIC, Ltd.	17,000	29,075
CK Hutchison Holdings, Ltd.	7,000	143,466
CLP Holdings, Ltd.	9,000	78,472
CNOOC, Ltd.	86,000	121,351
COSCO Pacific, Ltd.	22,000	28,716
Far East Horizon, Ltd.	6,000	5,487
First Pacific Co., Ltd.	6,000	5,998
Galaxy Entertainment Group, Ltd.	12,000	54,482
GCL-Poly Energy Holdings, Ltd.(a)	49,000	13,083
Guangdong Investment, Ltd.	12,000	15,787
Haier Electronics Group Co., Ltd.	5,000	13,092
Hanergy Thin Film Power Group, Ltd.	68,000	60,957
Hang Lung Properties, Ltd.	11,000	30,788
Hang Seng Bank, Ltd.	3,700	66,812
Henderson Land Development Co., Ltd.	5,000	35,083
HKT Trust & HKT, Ltd.	13,000	16,768
Hong Kong & China Gas Co., Ltd.	30,000	69,186
Hong Kong Exchanges and Clearing, Ltd.	5,400	132,265
Hutchison Whampoa, Ltd.	11,000	152,521
Hysan Development Co., Ltd.	3,000	13,098
Kunlun Energy Co., Ltd.	12,000	11,655
Li & Fung, Ltd.	28,000	27,339
Link REIT	11,000	67,606
MTR Corp., Ltd.	7,000	33,226
New World China Land, Ltd.	12,000	7,677
New World Development Co., Ltd.	25,000	29,021

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
Nine Dragons Paper Holdings, Ltd.	8,000	$5,004
Noble Group, Ltd.	21,000	14,085
NWS Holdings, Ltd.	7,000	11,773
PCCW, Ltd.	20,000	12,202
Power Assets Holdings, Ltd.	6,500	66,190
Sands China, Ltd.	11,600	48,102
Shangri-La Asia, Ltd.	4,000	5,500
Shimao Property Holdings, Ltd.	6,000	12,614
Sino Biopharmaceutical, Ltd.	12,000	12,196
SJM Holdings, Ltd.	10,000	13,079
Sun Hung Kai Properties, Ltd.	9,000	138,952
Swire Pacific, Ltd.	3,000	40,745
Swire Properties, Ltd.	5,600	18,238
Techtronic Industries Co., Ltd.	6,500	22,049
WH Group, Ltd.(a)(d)	17,500	9,977
Wharf Holdings, Ltd.	7,000	48,800
Wheelock & Co., Ltd.	4,000	20,482
Wynn Macau, Ltd.	7,600	16,488
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	3,689
Yue Yuen Industrial Holdings, Ltd.	3,500	12,437
Yuexiu Property Co., Ltd.	142,000	28,023

		3,182,404

Hungary – 0.0%(c)
MOL Hungarian Oil & Gas PLC	202	8,769
OTP Bank PLC	1,083	20,575
Richter Gedeon Nyrt	676	9,322

		38,666

India – 1.4%
GAIL India, Ltd. GDR	400	14,860
ICICI Bank, Ltd. ADR	21,500	222,740
Infosys, Ltd. ADR	4,441	155,790
Larsen & Toubro, Ltd. GDR(b)	750	20,925
Larsen & Toubro, Ltd. GDR(b)	7,000	195,300
Mahindra & Mahindra, Ltd. GDR	1,651	31,617
Reliance Industries, Ltd. GDR(b)(d)	1,500	39,675
Reliance Industries, Ltd. GDR(b)(d)	8,000	211,600
Reliance Infrastructure, Ltd. GDR	400	8,640
Sesa Sterlite, Ltd. ADR	1,433	17,769
State Bank of India GDR	1,020	43,146
Tata Motors, Ltd. ADR	4,400	198,264
Tata Steel, Ltd. GDR	1,300	6,630
Wipro, Ltd. ADR	11,200	149,184

		1,316,140

Indonesia – 0.6%
Astra International Tbk PT	98,000	64,271
Bank Central Asia Tbk PT	59,500	67,464
Bank Danamon Indonesia Tbk PT	16,000	6,272
Bank Mandiri Persero Tbk PT	45,000	42,935
Bank Negara Indonesia Persero Tbk PT	91,500	50,561
Bank Rakyat Indonesia Persero Tbk PT	53,500	54,318
Bumi Serpong Damai Tbk PT	75,500	12,328
Charoen Pokphand Indonesia Tbk PT	35,500	9,625
Gudang Garam Tbk PT	2,500	9,751
Indocement Tunggal Prakarsa Tbk PT	6,500	10,900
Indofood CBP Sukses Makmur Tbk PT	5,500	6,173
Indofood Sukses Makmur Tbk PT	57,000	32,478
Jasa Marga Persero Tbk PT	5,500	3,029
Kalbe Farma Tbk PT	87,500	12,481
Lippo Karawaci Tbk PT	95,000	9,809
Matahari Department Store Tbk PT	9,000	13,560
Perusahaan Gas Negara Persero Tbk PT	58,000	21,293
Semen Indonesia Persero Tbk PT	21,500	22,446
Surya Citra Media Tbk PT	28,500	7,400
Telekomunikasi Indonesia Persero Tbk PT	243,500	53,821
Tower Bersama Infrastructure Tbk PT	9,500	6,884
Unilever Indonesia Tbk PT	7,000	21,228
United Tractors Tbk PT	8,000	13,338

		552,365

Ireland – 0.3%
Bank of Ireland(a)	132,975	50,556
CRH PLC	3,938	102,479
James Hardie Industries PLC	2,171	25,309
Kerry Group PLC	765	51,351
Ryanair Holdings PLC	406	4,853

		234,548

Israel – 0.4%
Bank Hapoalim BM	5,112	24,630
Bank Leumi Le-Israel BM(a)	6,411	23,811
Bezeq The Israeli Telecommunication Corp., Ltd.	9,273	17,302
Delek Group, Ltd.	11	2,838
Israel Chemicals, Ltd.	2,151	15,307
Israel Corp., Ltd.	6	2,091
Mizrahi Tefahot Bank, Ltd.(a)	312	3,170
NICE Systems, Ltd.	277	16,989
Teva Pharmaceutical Industries, Ltd.	4,375	274,600

		380,738

Italy – 1.5%
Assicurazioni Generali SpA	5,644	110,989
Atlantia SpA	1,996	52,413
Banca Monte dei Paschi di Siena SpA(a)	21,023	13,954
Banco Popolare(a)	1,751	27,381
Enel Green Power SpA	8,459	15,799
Enel SpA	31,818	143,935
Eni SpA	12,297	213,028
Exor SpA	476	21,620
Finmeccanica SpA(a)	1,956	23,276
Intesa Sanpaolo SpA(b)	61,279	208,366
Intesa Sanpaolo SpA Preference Shares(b)	4,508	14,031
Luxottica Group SpA	814	51,667
Mediobanca SpA	2,915	27,973
Pirelli & C. SpA	1,150	19,095
Prysmian SpA	994	20,486

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Italy – (continued)
Saipem SpA(a)	1,280	$13,053
Snam SpA	10,153	49,287
Telecom Italia SpA(a)(b)	48,838	57,278
Telecom Italia SpA(b)	29,130	27,375
Terna Rete Elettrica Nazionale SpA	7,287	32,088
UniCredit SpA	21,257	144,514
Unione di Banche Italiane SCpA	4,141	32,399
UnipolSai SpA	4,400	12,816

		1,332,823

Japan – 15.6%
ABC-Mart, Inc.	100	5,862
Acom Co., Ltd.(a)	900	3,129
Advantest Corp.	400	5,067
Aeon Co., Ltd.	3,200	35,195
AEON Financial Service Co., Ltd.	900	22,777
Aeon Mall Co., Ltd.	300	5,954
Air Water, Inc.	1,000	17,911
Aisin Seiki Co., Ltd.	900	32,720
Ajinomoto Co., Inc.	3,000	65,904
Alfresa Holdings Corp.	900	12,720
Amada Co., Ltd.	1,700	16,401
ANA Holdings, Inc.	6,000	16,100
Aozora Bank, Ltd.	6,000	21,313
Asahi Glass Co., Ltd.	5,000	32,854
Asahi Group Holdings, Ltd.	1,900	60,418
Asahi Kasei Corp.	6,000	57,486
Asics Corp.	800	21,814
Astellas Pharma, Inc.	10,400	170,623
Bandai Namco Holdings, Inc.	900	17,546
Bank of Kyoto, Ltd.	2,000	20,996
Bank of Yokohama, Ltd.	6,000	35,222
Benesse Holdings, Inc.	200	6,304
Bridgestone Corp.	3,100	124,491
Brother Industries, Ltd.	1,100	17,547
Calbee, Inc.	500	21,764
Canon, Inc.	5,500	194,822
Casio Computer Co., Ltd.	1,000	19,004
Central Japan Railway Co.	700	126,925
Chiba Bank, Ltd.	4,000	29,418
Chiyoda Corp.	1,000	8,572
Chubu Electric Power Co., Inc.	3,100	37,068
Chugai Pharmaceutical Co., Ltd.	1,100	34,718
Chugoku Bank, Ltd.	800	11,974
Chugoku Electric Power Co., Inc.	1,400	18,281
Citizen Holdings Co., Ltd.	600	4,613
Credit Saison Co., Ltd.	700	12,596
Dai Nippon Printing Co., Ltd.	3,000	29,218
Dai-ichi Life Insurance Co., Ltd.	5,200	75,686
Daicel Corp.	1,000	11,949
Daihatsu Motor Co., Ltd.	900	13,794
Daiichi Sankyo Co., Ltd.	3,100	49,295
Daikin Industries, Ltd.	1,100	73,801
Daito Trust Construction Co., Ltd.	400	44,778
Daiwa House Industry Co., Ltd.	2,900	57,335
Daiwa Securities Group, Inc.	8,000	63,106
Denso Corp.	2,400	109,729
Dentsu, Inc.	1,000	42,944
Don Quijote Holdings Co., Ltd.	300	24,465
East Japan Railway Co.	1,600	128,614
Eisai Co., Ltd.	1,200	85,403
Electric Power Development Co., Ltd.	600	20,263
FamilyMart Co., Ltd.	300	12,608
FANUC Corp.	1,000	218,887
Fast Retailing Co., Ltd.	300	116,310
Fuji Electric Co., Ltd.	3,000	14,184
Fuji Heavy Industries, Ltd.	2,800	93,182
FUJIFILM Holdings Corp.	2,200	78,452
Fujitsu, Ltd.	9,000	61,471
Fukuoka Financial Group, Inc.	4,000	20,646
GungHo Online Entertainment, Inc.	900	3,527
Gunma Bank, Ltd.	2,000	13,542
Hachijuni Bank, Ltd.	2,000	14,142
Hakuhodo DY Holdings, Inc.	1,100	11,732
Hamamatsu Photonics KK	600	18,186
Hankyu Hanshin Holdings, Inc.	6,000	37,173
Hikari Tsushin, Inc.	200	12,991
Hino Motors, Ltd.	1,200	17,161
Hirose Electric Co., Ltd.	210	27,212
Hiroshima Bank, Ltd.	2,000	10,807
Hisamitsu Pharmaceutical Co., Inc.	300	12,333
Hitachi Chemical Co., Ltd.	500	10,723
Hitachi Construction Machinery Co., Ltd.	500	8,764
Hitachi High-Technologies Corp.	300	9,168
Hitachi Metals, Ltd.	1,000	15,385
Hitachi, Ltd.	25,000	171,607
Hokuhoku Financial Group, Inc.	6,000	13,408
Hokuriku Electric Power Co.	1,300	17,247
Honda Motor Co., Ltd.	8,300	270,126
Hoya Corp.	2,100	84,359
Hulic Co., Ltd.	1,200	13,518
Ibiden Co., Ltd.	300	5,071
Idemitsu Kosan Co., Ltd.	200	3,489
IHI Corp.	7,000	32,862
Iida Group Holdings Co., Ltd.	1,000	12,491
Inpex Corp.	4,200	46,422
Isetan Mitsukoshi Holdings, Ltd.	1,600	26,523
Isuzu Motors, Ltd.	2,900	38,630
ITOCHU Corp.	7,600	82,480
Itochu Techno-Solutions Corp.	200	4,161
Iyo Bank, Ltd.	1,200	14,279
J Front Retailing Co., Ltd.	1,200	18,902
Japan Airlines Co., Ltd.	1,000	31,186
Japan Display, Inc.(a)	1,000	3,602
Japan Exchange Group, Inc.	1,300	37,778
Japan Prime Realty Investment Corp. REIT	4	13,792
Japan Real Estate Investment Corp. REIT	6	28,268
Japan Retail Fund Investment Corp. REIT	12	23,875
Japan Tobacco, Inc.	5,300	167,960
JFE Holdings, Inc.	2,400	53,113
JGC Corp.	1,000	19,917
Joyo Bank, Ltd.	3,000	15,460

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
JSR Corp.	900	$15,632
JTEKT Corp.	1,000	15,643
JX Holdings, Inc.	10,900	42,009
Kajima Corp.	4,000	18,612
Kakaku.com, Inc.	700	11,662
Kamigumi Co., Ltd.	1,000	9,464
Kaneka Corp.	1,000	7,054
Kansai Electric Power Co., Inc.(a)	3,400	32,504
Kansai Paint Co., Ltd.	1,000	18,211
Kao Corp.	2,500	125,078
Kawasaki Heavy Industries, Ltd.	7,000	35,430
KDDI Corp.	9,000	204,165
Keihan Electric Railway Co., Ltd.	2,000	12,208
Keikyu Corp.	2,000	16,027
Keio Corp.	3,000	23,590
Keisei Electric Railway Co., Ltd.	1,000	12,449
Keyence Corp.	200	109,402
Kikkoman Corp.	1,000	31,812
Kintetsu Corp.	9,000	33,096
Kirin Holdings Co., Ltd.	4,000	52,600
Kobe Steel, Ltd.	15,000	27,767
Koito Manufacturing Co., Ltd.	500	15,072
Komatsu, Ltd.	4,500	88,649
Konami Corp.	200	3,752
Konica Minolta, Inc.	2,200	22,399
Kubota Corp.	6,000	95,210
Kuraray Co., Ltd.	1,700	23,064
Kurita Water Industries, Ltd.	500	12,112
Kyocera Corp.	1,600	87,948
Kyowa Hakko Kirin Co., Ltd.	1,000	13,067
Kyushu Electric Power Co., Inc.(a)	2,100	20,400
Lawson, Inc.	300	20,838
LIXIL Group Corp.	1,300	30,862
M3, Inc.	900	19,144
Mabuchi Motor Co., Ltd.	200	10,623
Makita Corp.	600	31,220
Marubeni Corp.	8,000	46,429
Marui Group Co., Ltd.	1,200	13,659
Maruichi Steel Tube, Ltd.	100	2,373
Mazda Motor Corp.	2,600	52,878
McDonald’s Holdings Co. (Japan), Ltd.	200	4,434
Medipal Holdings Corp.	300	3,915
MEIJI Holdings Co., Ltd.	300	36,648
Minebea Co., Ltd.	2,000	31,653
Miraca Holdings, Inc.	300	13,834
Mitsubishi Chemical Holdings Corp.	6,600	38,447
Mitsubishi Corp.	6,700	135,229
Mitsubishi Electric Corp.	10,000	119,116
Mitsubishi Estate Co., Ltd.	6,000	139,437
Mitsubishi Gas Chemical Co., Inc.	1,000	4,936
Mitsubishi Heavy Industries, Ltd.	15,000	82,839
Mitsubishi Logistics Corp.	1,000	15,635
Mitsubishi Materials Corp.	5,000	16,844
Mitsubishi Motors Corp.	3,100	28,047
Mitsubishi Tanabe Pharma Corp.	1,100	18,913
Mitsubishi UFJ Financial Group, Inc.	64,200	398,128
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	11,907
Mitsui & Co., Ltd.	8,200	110,222
Mitsui Chemicals, Inc.	4,000	12,875
Mitsui Fudosan Co., Ltd.	5,000	147,154
Mitsui OSK Lines, Ltd.	5,000	17,011
Mixi, Inc.	200	8,105
Mizuho Financial Group, Inc.	112,100	197,326
MS&AD Insurance Group Holdings, Inc.	2,400	67,442
Murata Manufacturing Co., Ltd.	1,000	137,878
Nabtesco Corp.	600	17,411
Nagoya Railroad Co., Ltd.	4,000	16,010
NEC Corp.	13,000	38,266
Nexon Co., Ltd.	300	3,202
NGK Insulators, Ltd.	2,000	42,777
NGK Spark Plug Co., Ltd.	900	24,240
NH Foods, Ltd.	1,000	23,081
NHK Spring Co., Ltd.	400	4,179
Nidec Corp.	1,100	73,260
Nikon Corp.	1,600	21,480
Nintendo Co., Ltd.	500	73,692
Nippon Building Fund, Inc. REIT	7	34,438
Nippon Electric Glass Co., Ltd.	1,000	4,895
Nippon Express Co., Ltd.	4,000	22,414
Nippon Paint Holdings Co., Ltd.	1,000	36,690
Nippon Prologis REIT, Inc. REIT	7	15,433
Nippon Steel & Sumitomo Metal Corp.	37,000	93,329
Nippon Telegraph & Telephone Corp.	1,800	111,024
Nippon Yusen KK	8,000	23,081
Nissan Motor Co., Ltd.	12,000	122,477
Nisshin Seifun Group, Inc.	1,000	11,791
Nissin Foods Holdings Co., Ltd.	300	14,784
Nitori Holdings Co., Ltd.	300	20,363
Nitto Denko Corp.	800	53,567
NOK Corp.	500	15,093
Nomura Holdings, Inc.	17,600	103,641
Nomura Real Estate Holdings, Inc.	1,000	18,061
Nomura Research Institute, Ltd.	500	18,845
NSK, Ltd.	2,000	29,318
NTT Data Corp.	600	26,166
NTT DoCoMo, Inc.	7,400	128,686
NTT Urban Development Corp.	300	3,007
Obayashi Corp.	3,000	19,512
Odakyu Electric Railway Co., Ltd.	3,000	30,644
Oji Holdings Corp.	4,000	16,410
Olympus Corp.(a)	1,200	44,678
Omron Corp.	1,000	45,195
Ono Pharmaceutical Co., Ltd.	400	45,295
Oracle Corp. Japan	100	4,311
Oriental Land Co., Ltd.	1,200	91,007
ORIX Corp.	6,400	90,110
Osaka Gas Co., Ltd.	9,000	37,726
Otsuka Corp.	400	17,077
Otsuka Holdings Co., Ltd.	1,900	59,563
Panasonic Corp.	10,700	140,704
Park24 Co., Ltd.	200	4,098
Rakuten, Inc.	3,900	68,894

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Recruit Holdings Co., Ltd.	1,000	$31,270
Resona Holdings, Inc.	10,700	53,230
Ricoh Co., Ltd.	3,400	37,083
Rinnai Corp.	300	22,289
Rohm Co., Ltd.	500	34,313
Sankyo Co., Ltd.	100	3,565
Sanrio Co., Ltd.	100	2,681
Santen Pharmaceutical Co., Ltd.	2,000	29,185
SBI Holdings, Inc.	1,500	18,211
Secom Co., Ltd.	1,000	66,917
Sega Sammy Holdings, Inc.	900	13,163
Seibu Holdings, Inc.	1,000	25,891
Seiko Epson Corp.	1,200	21,323
Sekisui Chemical Co., Ltd.	2,000	26,000
Sekisui House, Ltd.	2,700	39,298
Seven & I Holdings Co., Ltd.	3,900	164,325
Seven Bank, Ltd.	2,900	14,340
Sharp Corp.(a)	7,000	13,717
Shikoku Electric Power Co., Inc.(a)	900	11,107
Shimadzu Corp.	1,000	11,182
Shimamura Co., Ltd.	100	9,272
Shimano, Inc.	400	59,637
Shimizu Corp.	3,000	20,338
Shin-Etsu Chemical Co., Ltd.	2,000	130,915
Shinsei Bank, Ltd.	8,000	15,943
Shionogi & Co., Ltd.	1,400	46,754
Shiseido Co., Ltd.	1,700	30,236
Shizuoka Bank, Ltd.	3,000	30,019
Showa Shell Sekiyu KK	400	3,662
SMC Corp.	300	89,669
SoftBank Corp.	4,800	279,375
Sompo Japan Nipponkoa Holdings, Inc.	1,600	49,831
Sony Corp.(a)	5,600	148,960
Sony Financial Holdings, Inc.	800	12,888
Stanley Electric Co., Ltd.	700	15,859
Sumitomo Chemical Co., Ltd.	7,000	36,073
Sumitomo Corp.	5,400	57,884
Sumitomo Dainippon Pharma Co., Ltd.	400	4,750
Sumitomo Electric Industries, Ltd.	3,600	47,280
Sumitomo Heavy Industries, Ltd.	3,000	19,687
Sumitomo Metal Mining Co., Ltd.	3,000	43,990
Sumitomo Mitsui Financial Group, Inc.	6,200	237,893
Sumitomo Mitsui Trust Holdings, Inc.	16,000	66,108
Sumitomo Realty & Development Co., Ltd.	2,000	72,120
Sumitomo Rubber Industries, Ltd.	800	14,796
Suntory Beverage & Food, Ltd.	1,000	42,944
Suruga Bank, Ltd.	900	18,724
Suzuken Co. Ltd/Aichi Japan	220	6,723
Suzuki Motor Corp.	1,800	54,221
Sysmex Corp.	700	38,933
T&D Holdings, Inc.	2,800	38,629
Taiheiyo Cement Corp.	6,000	18,361
Taisei Corp.	5,000	28,309
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,455
Taiyo Nippon Sanso Corp.	1,000	13,667
Takashimaya Co., Ltd.	1,000	9,848
Takeda Pharmaceutical Co., Ltd.	4,000	200,092
TDK Corp.	600	42,727
Teijin, Ltd.	5,000	17,011
Terumo Corp.	1,500	39,650
THK Co., Ltd.	500	12,758
Tobu Railway Co., Ltd.	5,000	23,765
Toho Co., Ltd.	500	12,249
Toho Gas Co., Ltd.	3,000	17,536
Tohoku Electric Power Co., Inc.	2,200	25,059
Tokio Marine Holdings, Inc.	3,300	124,887
Tokyo Electric Power Co., Inc.(a)	7,000	26,558
Tokyo Electron, Ltd.	800	55,915
Tokyo Gas Co., Ltd.	11,000	69,362
Tokyo Tatemono Co., Ltd.	2,000	14,676
Tokyu Corp.	5,000	31,019
Tokyu Fudosan Holdings Corp.	2,300	15,726
TonenGeneral Sekiyu KK	1,000	8,647
Toppan Printing Co., Ltd.	3,000	23,164
Toray Industries, Inc.	7,000	58,778
Toshiba Corp.	19,000	79,882
TOTO, Ltd.	2,000	29,769
Toyo Seikan Group Holdings, Ltd.	1,300	19,100
Toyo Suisan Kaisha, Ltd.	400	14,109
Toyoda Gosei Co., Ltd.	100	2,240
Toyota Industries Corp.	800	45,895
Toyota Motor Corp.	13,500	943,677
Toyota Tsusho Corp.	1,000	26,558
Trend Micro, Inc.	500	16,510
Unicharm Corp.	1,800	47,310
United Urban Investment Corp. REIT	12	18,722
USS Co., Ltd.	1,100	19,060
West Japan Railway Co.	800	42,046
Yahoo! Japan Corp.	6,900	28,538
Yakult Honsha Co., Ltd.	400	27,917
Yamada Denki Co., Ltd.	4,200	17,336
Yamaguchi Financial Group, Inc.	1,000	11,532
Yamaha Corp.	800	14,035
Yamaha Motor Co., Ltd.	1,300	31,458
Yamato Holdings Co., Ltd.	1,700	39,295
Yamato Kogyo Co., Ltd.	100	2,422
Yamazaki Baking Co., Ltd.	1,000	18,070
Yaskawa Electric Corp.	1,100	16,153
Yokogawa Electric Corp.	1,000	10,798
Yokohama Rubber Co., Ltd.	1,000	10,340

		14,300,809

Luxembourg – 0.2%
Altice SA(a)	419	45,383
ArcelorMittal	4,830	45,520
Millicom International Cellular SA	320	23,154
RTL Group NPV(a)	187	18,001
SES SA	1,469	51,938
Subsea 7 SA	1,360	11,703
Tenaris SA	2,283	32,022

		227,721

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Macau – 0.0%(c)
MGM China Holdings, Ltd.	4,400	$8,320

		8,320

Malaysia – 0.7%
Alliance Financial Group Bhd	5,200	6,726
AMMB Holdings Bhd	9,500	16,314
Astro Malaysia Holdings Bhd	7,500	6,480
Axiata Group Bhd	10,800	20,646
British American Tobacco Malaysia Bhd	600	11,124
CIMB Group Holdings Bhd	24,400	40,980
Dialog Group BHD	16,800	7,167
DiGi.Com Bhd	15,000	25,516
Gamuda Bhd	8,500	11,705
Genting Bhd	10,000	24,301
Genting Malaysia Bhd	14,600	16,676
Hong Leong Bank Bhd	2,700	10,396
IHH Healthcare Bhd	12,100	19,636
IJM Corp. Bhd	5,800	11,276
IOI Corp. Bhd	13,700	16,979
Kuala Lumpur Kepong Bhd	2,300	14,147
Lafarge Malaysia Bhd	2,100	5,585
Malayan Banking Bhd	22,500	56,683
Malaysia Airports Holdings Bhd	4,000	7,560
Maxis Bhd	9,000	17,473
MISC Bhd	5,400	12,379
Petronas Chemicals Group Bhd	12,600	19,188
Petronas Dagangan Bhd	1,200	6,480
Petronas Gas Bhd	3,100	19,269
PPB Group Bhd	2,300	9,552
Public Bank Bhd	13,100	66,782
SapuraKencana Petroleum Bhd	15,300	9,750
Sime Darby Bhd	14,658	36,690
Telekom Malaysia Bhd	5,400	10,600
Tenaga Nasional Bhd	16,400	63,590
UMW Holdings Bhd	2,800	8,196
YTL Corp. Bhd	20,800	9,379

		619,225

Mexico – 1.1%
Alfa SAB de CV (Class A)(a)	13,700	27,743
America Movil SAB de CV	167,900	172,041
Arca Continental SAB de CV(a)	4,100	25,245
Cemex SAB de CV(a)	64,900	61,602
Coca-Cola Femsa SAB de CV	2,800	22,335
Controladora Comercial Mexicana SAB de CV	8,100	26,122
El Puerto de Liverpool SAB de CV(a)	900	10,569
Fibra Uno Administracion SA de CV REIT	11,100	29,436
Fomento Economico Mexicano SAB de CV(a)	10,100	94,534
Gentera SAB de CV(a)	5,200	9,332
Gruma SAB de CV	800	10,192
Grupo Aeroportuario del Pacifico SAB de CV	1,500	9,869
Grupo Aeroportuario del Sureste SAB de CV(a)	1,400	18,851
Grupo Bimbo SAB de CV(a)	9,800	27,732
Grupo Carso SAB de CV	5,000	20,887
Grupo Comercial Chedraui SA de CV(a)	3,100	9,399
Grupo Financiero Banorte SAB de CV	13,100	76,050
Grupo Financiero Inbursa SAB de CV	13,100	33,055
Grupo Financiero Santander Mexico SAB de CV (Class B)	12,300	26,894
Grupo Lala SAB de CV	3,000	6,077
Grupo Mexico SAB de CV	20,300	59,937
Grupo Televisa SAB(a)	13,300	87,906
Industrias Penoles SAB de CV	910	15,822
Kimberly-Clark de Mexico SAB de CV (Class A)	12,500	26,150
Mexichem SAB de CV	7,300	19,062
Minera Frisco SAB de CV(a)	6,700	7,213
OHL Mexico SAB de CV(a)	3,800	7,191
Promotora y Operadora de Infraestructura SAB de CV(a)	2,200	23,510
Wal-Mart de Mexico SAB de CV	27,700	69,113

		1,033,869

Netherlands – 2.2%
Aegon NV	8,758	69,125
Airbus Group NV	2,845	184,676
Akzo Nobel NV	1,186	89,698
ASML Holding NV	1,692	172,253
Boskalis Westminster NV	416	20,463
CNH Industrial NV	4,582	37,499
Delta Lloyd NV	964	18,160
Gemalto NV	383	30,509
Heineken Holding NV	487	33,527
Heineken NV	1,114	84,983
ING Groep NV(a)	19,581	286,954
Koninklijke Ahold NV	4,323	85,197
Koninklijke DSM NV	833	46,495
Koninklijke KPN NV	15,482	52,527
Koninklijke Philips NV	4,519	128,251
Koninklijke Vopak NV	340	18,769
NN Group NV(a)	1,022	28,955
OCI NV(a)	407	12,607
Qiagen NV(a)	1,124	28,332
Randstad Holding NV	609	36,942
Reed Elsevier NV	3,383	84,257
STMicroelectronics NV	3,081	28,775
TNT Express NV	2,120	13,481
Unilever NV	8,232	344,054
Wolters Kluwer NV	1,459	47,636

		1,984,125

New Zealand – 0.1%
Auckland International Airport, Ltd.	4,604	15,536
Contact Energy, Ltd.	828	3,713
Fletcher Building, Ltd.	3,325	20,995
Meridian Energy, Ltd.	6,069	9,216
Mighty River Power, Ltd.	3,384	7,867
Ryman Healthcare, Ltd.	2,941	17,291
Spark New Zealand, Ltd.	8,869	19,819

		94,437

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Norway – 0.4%
DNB ASA	4,724	$76,026
Gjensidige Forsikring ASA	967	16,702
Norsk Hydro ASA	6,501	34,195
Orkla ASA	3,940	29,798
Seadrill, Ltd.	1,907	17,913
Statoil ASA	5,395	95,594
Telenor ASA	3,629	73,354
Yara International ASA	868	44,159

		387,741

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	900	9,117
Credicorp, Ltd.	300	42,189

		51,306

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	9,370	12,158
Aboitiz Power Corp.	7,100	7,068
Alliance Global Group, Inc.	21,700	12,865
Ayala Corp.	1,050	18,674
Ayala Land, Inc.	48,300	41,601
Bank of the Philippine Islands	3,800	8,543
BDO Unibank, Inc.	7,460	20,644
DMCI Holdings, Inc.	19,230	6,668
Energy Development Corp.	45,300	8,614
Globe Telecom, Inc.	160	7,209
International Container Terminal Services, Inc.	2,460	5,943
JG Summit Holdings, Inc.	11,800	19,139
Jollibee Foods Corp.	2,060	10,139
Megaworld Corp.	54,000	6,560
Metro Pacific Investments Corp.	57,000	6,159
Philippine Long Distance Telephone Co.	570	36,419
SM Investments Corp.	650	13,080
SM Prime Holdings, Inc.	56,400	25,210
Universal Robina Corp.	4,090	20,679

		287,372

Poland – 0.3%
Bank Pekao SA	778	37,715
Bank Zachodni WBK SA	230	20,928
Cyfrowy Polsat SA	927	6,100
Energa SA	3,962	26,020
KGHM Polska Miedz SA	698	22,091
LPP SA	4	7,464
mBank	71	8,246
Orange Polska SA	3,172	7,973
PGE SA	4,169	22,915
Polski Koncern Naftowy Orlen SA	2,483	38,802
Polskie Gornictwo Naftowe i Gazownictwo SA	8,556	12,411
Powszechna Kasa Oszczednosci Bank Polski SA	4,230	37,932
Powszechny Zaklad Ubezpieczen SA	271	34,952
Tauron Polska Energia SA	17,518	20,376

		303,925

Portugal – 0.1%
Banco Comercial Portugues SA(a)	170,282	17,502
EDP - Energias de Portugal SA	11,194	41,898
Galp Energia SGPS SA	1,864	20,149
Jeronimo Martins SGPS SA	1,217	15,293

		94,842

Qatar – 0.2%
Barwa Real Estate Co.	470	5,822
Commercial Bank of Qatar QSC	394	5,951
Gulf International Services QSC	511	13,472
Industries Qatar QSC	731	27,905
Masraf Al Rayan QSC	1,940	25,387
Ooredoo QSC	387	10,596
Qatar Electricity & Water Co. QSC	133	7,134
Qatar Islamic Bank SAQ	286	7,807
Qatar National Bank SAQ	846	44,958
Vodafone Qatar QSC	1,635	8,006

		157,038

Russia – 0.8%
AK Transneft OAO Preference Shares(a)	8	17,019
Alrosa AO(a)	14,500	17,581
Gazprom OAO	57,220	136,348
Lukoil OAO(a)(b)	1,258	58,217
Lukoil OAO ADR(b)	1,209	56,001
Magnit PJSC GDR	1,257	64,170
MegaFon OAO GDR	450	7,200
MMC Norilsk Nickel OJSC(a)	268	47,775
Mobile TeleSystems OJSC ADR	2,500	25,250
Moscow Exchange MICEX-RTS OAO	13,013	15,225
NovaTek OAO GDR	440	33,000
Rosneft OAO(a)	4,950	21,422
Sberbank(a)	52,170	56,005
Sberbank Preference Shares(a)	28,500	22,201
Severstal PAO(a)	1,640	18,372
Sistema JSFC GDR	1,855	13,727
Surgutneftegas OAO(a)	51,000	31,261
Surgutneftegas OAO ADR Preference Shares(a)	43,800	33,539
Tatneft OAO(a)	6,850	33,238
Uralkali PJSC(a)	9,180	24,258
VTB Bank OJSC(a)	29,280,000	30,276

		762,085

Singapore – 1.0%
Ascendas Real Estate Investment Trust REIT	10,000	18,882
CapitaCommercial Trust REIT	10,000	12,867
CapitaLand, Ltd.	12,000	31,319
CapitaMall Trust REIT	12,000	19,246
City Developments, Ltd.	2,000	14,668
ComfortDelGro Corp., Ltd.	10,000	21,069
DBS Group Holdings, Ltd.	9,000	133,586
Genting Singapore PLC	29,000	19,450
Global Logistic Properties, Ltd.	15,000	28,979
Golden Agri-Resources, Ltd.	16,000	4,957
Hutchison Port Holdings Trust	27,000	18,765
Jardine Cycle & Carriage, Ltd.	1,000	29,934
Keppel Corp., Ltd.	7,000	45,928

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Oversea-Chinese Banking Corp., Ltd.	16,000	$123,292
Sembcorp Industries, Ltd.	5,000	15,382
Sembcorp Marine, Ltd.	2,000	4,257
Singapore Airlines, Ltd.	3,000	26,135
Singapore Exchange, Ltd.	4,000	23,737
Singapore Press Holdings, Ltd.	8,000	24,437
Singapore Technologies Engineering, Ltd.	8,000	20,296
Singapore Telecommunications, Ltd.	39,000	124,532
StarHub, Ltd.	3,000	9,514
Suntec Real Estate Investment Trust REIT	12,000	16,228
United Overseas Bank, Ltd.	7,000	117,373
UOL Group, Ltd.	2,000	11,139
Wilmar International, Ltd.	9,000	21,390

		937,362

South Africa – 1.8%
Anglo American Platinum, Ltd.(a)	261	6,409
AngloGold Ashanti, Ltd.(a)	1,769	17,037
Aspen Pharmacare Holdings, Ltd.	1,544	48,934
Barclays Africa Group, Ltd.	1,540	23,514
Barloworld, Ltd.	1,061	8,126
Bidvest Group, Ltd.	1,538	41,722
Brait SE(a)	1,623	11,185
Coronation Fund Managers, Ltd.	1,099	8,912
Discovery, Ltd.	1,574	16,212
Exxaro Resources, Ltd.	692	5,740
FirstRand, Ltd.	16,269	74,979
Foschini Group, Ltd.	838	12,489
Gold Fields, Ltd.	6,904	29,243
Growthpoint Properties, Ltd. REIT	12,760	30,193
Impala Platinum Holdings, Ltd.(a)	2,581	12,532
Imperial Holdings, Ltd.	763	12,148
Investec, Ltd.	3,260	27,043
Kumba Iron Ore, Ltd.	311	4,004
Liberty Holdings, Ltd.	553	7,661
Life Healthcare Group Holdings, Ltd.	7,034	24,563
Massmart Holdings, Ltd.	525	6,500
Mediclinic International, Ltd.	3,434	34,574
MMI Holdings, Ltd.	4,341	11,759
Mr Price Group, Ltd.	1,504	32,275
MTN Group, Ltd.	8,041	136,049
Nampak, Ltd.	2,879	9,671
Naspers, Ltd.	2,011	310,374
Nedbank Group, Ltd.	1,555	30,517
Netcare, Ltd.	9,750	33,556
Rand Merchant Insurance Holdings, Ltd.	3,232	12,340
Redefine Properties, Ltd. REIT	33,583	34,369
Remgro, Ltd.	2,326	51,027
Resilient Property Income Fund, Ltd.	1,241	10,652
RMB Holdings, Ltd.	5,831	33,630
Sanlam, Ltd.	8,902	57,580
Sappi, Ltd.(a)	2,617	10,568
Sasol, Ltd.	2,674	90,964
Shoprite Holdings, Ltd.	2,219	30,085
SPAR Group, Ltd.	721	11,229
Standard Bank Group, Ltd.	5,865	81,322
Steinhoff International Holdings, Ltd.	10,308	64,683
Telkom SA SOC, Ltd.(a)	1,133	7,406
Tiger Brands, Ltd.	1,010	25,457
Truworths International, Ltd.	1,639	11,939
Vodacom Group, Ltd.	2,734	29,941
Woolworths Holdings, Ltd.	4,461	31,719

		1,622,832

South Korea – 3.2%
AmorePacific Corp.	18	54,432
AmorePacific Group	12	16,224
BS Financial Group, Inc.	1,770	24,250
Celltrion, Inc.(a)	250	15,751
Cheil Industries, Inc.(a)	80	10,780
Cheil Worldwide, Inc.(a)	390	8,454
CJ CheilJedang Corp.	34	11,584
CJ Corp.	70	11,105
CJ Korea Express Co., Ltd.(a)	75	13,182
Coway Co., Ltd.	240	19,794
Daelim Industrial Co., Ltd.	135	7,861
Daewoo Securities Co., Ltd.	870	10,155
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	510	8,320
Daum Kakao Corp.	102	10,610
DGB Financial Group, Inc.	2,079	22,674
Dongbu Insurance Co., Ltd.	210	9,360
Doosan Heavy Industries & Construction Co., Ltd.	282	7,193
Doosan Infracore Co., Ltd.(a)	650	6,972
E-Mart Co., Ltd.	130	27,302
GS Engineering & Construction Corp.(a)	240	6,533
GS Holdings Corp.	247	9,551
Halla Visteon Climate Control Corp.	180	6,230
Hana Financial Group, Inc.	1,700	44,053
Hankook Tire Co., Ltd.	360	14,715
Hanssem Co., Ltd.	50	8,315
Hanwha Chemical Corp.	510	6,711
Hanwha Corp.	460	15,071
Hanwha Life Insurance Co., Ltd.	1,050	6,975
Hotel Shilla Co., Ltd.	140	12,354
Hyosung Corp.	110	8,596
Hyundai Department Store Co., Ltd.	74	9,938
Hyundai Development Co-Engineering & Construction	270	13,872
Hyundai Engineering & Construction Co., Ltd.	487	22,123
Hyundai Glovis Co., Ltd.	100	20,370
Hyundai Heavy Industries Co., Ltd.(a)	280	30,790
Hyundai Marine & Fire Insurance Co., Ltd.	300	6,706
Hyundai Mobis Co., Ltd.	329	73,098
Hyundai Motor Co.(b)	165	16,954
Hyundai Motor Co.(b)	115	11,506

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Hyundai Motor Co.(b)	745	$113,148
Hyundai Steel Co.	388	25,530
Hyundai Wia Corp.	79	10,076
Industrial Bank of Korea	1,780	21,419
Kangwon Land, Inc.	590	18,427
KB Financial Group, Inc.	1,868	66,170
KCC Corp.	24	12,244
KEPCO Plant Service & Engineering Co., Ltd.	100	8,797
Kia Motors Corp.	1,274	51,904
Korea Aerospace Industries, Ltd.	210	10,676
Korea Electric Power Corp.	1,240	51,413
Korea Investment Holdings Co., Ltd.	190	10,772
Korea Zinc Co., Ltd.	41	15,669
Korean Air Lines Co., Ltd.(a)	169	7,396
KT&G Corp.	531	42,453
LG Chem, Ltd.	224	45,630
LG Corp.	539	29,781
LG Display Co., Ltd.	1,120	31,598
LG Electronics, Inc.	445	23,625
LG Household & Health Care, Ltd.	73	55,336
LG Innotek Co., Ltd.	63	6,587
LG Uplus Corp.	1,030	10,212
Lotte Chemical Corp.	68	12,473
Lotte Shopping Co., Ltd.	48	10,275
NAVER Corp.	135	81,649
NCSoft Corp.	64	10,470
NH Investment & Securities Co., Ltd.	680	8,826
OCI Co., Ltd.	81	7,556
Orion Corp.	34	35,488
POSCO	316	69,640
S-1 Corp.	92	6,957
S-Oil Corp.	197	11,418
Samsung C&T Corp.	604	32,338
Samsung Card Co., Ltd.	374	13,838
Samsung Electro-Mechanics Co., Ltd.	235	16,289
Samsung Electronics Co., Ltd.(b)	546	709,168
Samsung Electronics Co., Ltd.(b)	99	98,514
Samsung Fire & Marine Insurance Co., Ltd.	160	38,578
Samsung Heavy Industries Co., Ltd.	690	11,226
Samsung Life Insurance Co., Ltd.	378	32,947
Samsung SDI Co., Ltd.	266	32,727
Samsung SDS Co., Ltd.	130	31,344
Samsung Securities Co., Ltd.	263	12,327
Shinhan Financial Group Co., Ltd.	2,060	77,892
SK C&C Co., Ltd.	147	30,806
SK Holdings Co., Ltd.	171	26,202
SK Hynix, Inc.	2,820	115,779
SK Innovation Co., Ltd.(a)	444	38,179
SK Telecom Co., Ltd.	47	11,544
Woori Bank	1,320	11,160
Yuhan Corp.	38	6,405

		2,911,342

Spain – 2.5%
Abertis Infraestructuras SA	1,954	35,330
ACS Actividades de Construccion y Servicios SA	849	30,090
Aena SA(a)(d)	290	29,125
Amadeus IT Holding SA	2,164	92,873
Banco Bilbao Vizcaya Argentaria SA	31,562	318,908
Banco de Sabadell SA	16,535	40,472
Banco Popular Espanol SA	8,668	42,432
Banco Santander SA	69,867	526,536
Bankia SA(a)	22,269	31,044
Bankinter SA	2,736	20,884
CaixaBank SA	11,169	52,958
Distribuidora Internacional de Alimentacion SA	2,990	23,397
Enagas SA	981	28,057
Endesa SA	1,535	29,675
Ferrovial SA	1,987	42,254
Gas Natural SDG SA	1,693	38,029
Grifols SA	721	30,959
Iberdrola SA	24,933	160,722
Inditex SA	5,273	169,216
International Consolidated Airlines Group SA(a)	3,945	35,387
Mapfre SA	4,466	16,303
Red Electrica Corp. SA	523	42,543
Repsol SA	5,039	93,815
Telefonica SA	21,344	303,965
Zardoya Otis SA	1,391	17,942

		2,252,916

Sweden – 2.1%
Alfa Laval AB	1,521	29,894
Assa Abloy AB (Class B)	1,615	96,255
Atlas Copco AB(b) (Class A)	3,246	105,126
Atlas Copco AB(b) (Class B)	1,886	55,744
Boliden AB	1,322	26,274
Electrolux AB	1,163	33,336
Elekta AB (Class B)	1,782	16,004
Getinge AB (Class B)	967	23,951
Hennes & Mauritz AB (Class B)	4,589	185,975
Hexagon AB (Class B)	1,235	43,906
Husqvarna AB (Class B)	1,975	14,313
ICA Gruppen AB	325	10,895
Industrivarden AB	794	14,906
Investment AB Kinnevik	1,138	38,017
Investor AB (Class B)	2,202	87,758
Lundin Petroleum AB(a)	1,053	14,420
Nordea Bank AB	14,683	179,280
Sandvik AB	5,154	57,641
Securitas AB (Class B)	1,514	21,716
Skandinaviska Enskilda Banken AB (Class A)	7,343	85,912
Skanska AB (Class B)	1,837	41,196
SKF AB (Class B)	1,918	49,551
Svenska Cellulosa AB SCA (Class B)	2,843	65,503
Svenska Handelsbanken AB (Class A)	2,413	108,926
Swedbank AB (Class A)	4,378	104,627
Swedish Match AB	969	28,495

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Sweden – (continued)
Tele2 AB (Class B)	1,543	$18,446
Telefonaktiebolaget LM Ericsson (Class B)	14,711	184,910
TeliaSonera AB	12,559	79,804
Volvo AB (Class B)	7,418	89,714

		1,912,495

Switzerland – 6.6%
ABB, Ltd.	11,216	238,223
Actelion, Ltd.	497	57,616
Adecco SA	822	68,549
Aryzta AG	422	25,960
Baloise Holding AG	230	30,476
Barry Callebaut AG	11	10,776
Chocoladefabriken Lindt & Sprungli AG(b)	5	26,845
Chocoladefabriken Lindt & Sprungli AG(b)	1	63,317
Cie Financiere Richemont SA	2,523	203,388
Coca-Cola HBC AG	969	17,478
Credit Suisse Group AG	7,380	198,917
EMS-Chemie Holding AG	40	16,318
Geberit AG	183	68,769
Givaudan SA	45	81,633
Holcim, Ltd.	1,107	82,800
Julius Baer Group, Ltd.	1,082	54,317
Kuehne + Nagel International AG	261	38,829
Lonza Group AG	256	32,023
Nestle SA	16,069	1,214,315
Novartis AG	11,466	1,135,031
Pargesa Holding SA	149	10,485
Partners Group Holding AG	84	25,123
Roche Holding AG	3,465	956,416
Schindler Holding AG(b)	216	35,981
Schindler Holding AG(b)	99	16,216
SGS SA	26	49,789
Sika AG	10	35,818
Sonova Holding AG	260	36,217
Sulzer AG	116	12,779
Swatch Group AG(b)	149	63,217
Swatch Group AG(b)	240	20,138
Swiss Life Holding AG	155	38,379
Swiss Prime Site AG	278	24,185
Swiss Re AG	1,702	164,891
Swisscom AG	113	65,673
Syngenta AG	449	152,872
Transocean, Ltd.	1,751	25,347
UBS Group AG	18,460	348,180
Zurich Insurance Group AG	761	258,002

		6,005,288

Taiwan – 2.7%
Acer, Inc.(a)	13,000	8,392
Advanced Semiconductor Engineering, Inc.	28,000	37,808
Advantech Co., Ltd.	2,000	15,245
Asia Cement Corp.	9,000	11,318
Asustek Computer, Inc.	3,000	30,201
AU Optronics Corp.	40,000	20,134
Catcher Technology Co., Ltd.	3,000	31,448
Cathay Financial Holding Co., Ltd.	39,000	62,320
Chang Hwa Commercial Bank, Ltd.	20,000	11,569
Cheng Shin Rubber Industry Co., Ltd.	8,000	18,383
Chicony Electronics Co., Ltd.	2,000	5,612
China Airlines, Ltd.(a)	13,000	6,668
China Development Financial Holding Corp.	90,000	31,208
China Life Insurance Co., Ltd.	14,000	12,192
China Steel Corp.	57,000	47,363
Chunghwa Telecom Co., Ltd.	18,000	57,239
Compal Electronics, Inc.	17,000	14,153
CTBC Financial Holding Co., Ltd.	65,997	43,871
Delta Electronics, Inc.	9,000	56,807
E.Sun Financial Holding Co., Ltd.	30,000	18,361
Eclat Textile Co., Ltd.	1,000	13,151
Epistar Corp.	5,000	8,054
Eva Airways Corp.(a)	9,000	6,601
Evergreen Marine Corp. Taiwan, Ltd.(a)	17,000	12,632
Far Eastern New Century Corp.	31,000	32,001
Far EasTone Telecommunications Co., Ltd.	8,000	19,303
First Financial Holding Co., Ltd.	53,000	31,505
Formosa Chemicals & Fibre Corp.	16,000	36,715
Formosa Petrochemical Corp.	6,000	13,135
Formosa Plastics Corp.	20,000	48,514
Foxconn Technology Co., Ltd.	4,000	10,738
Fubon Financial Holding Co., Ltd.	32,000	57,475
Giant Manufacturing Co., Ltd.	1,000	9,652
Highwealth Construction Corp.	3,000	7,095
Hiwin Technologies Corp.	1,000	7,399
Hon Hai Precision Industry Co., Ltd.	61,000	178,575
Hotai Motor Co., Ltd.	1,000	15,452
HTC Corp.(a)	3,000	13,375
Hua Nan Financial Holdings Co., Ltd.	30,000	17,162
Innolux Corp.	38,000	19,006
Inotera Memories, Inc.(a)	11,000	14,677
Inventec Corp.	11,000	7,963
Largan Precision Co., Ltd.	1,000	86,130
Lite-On Technology Corp.	9,000	11,663
MediaTek, Inc.	7,000	94,743
Mega Financial Holding Co., Ltd.	46,000	38,150
Merida Industry Co., Ltd.	1,000	7,862
Nan Ya Plastics Corp.	23,000	51,087
Novatek Microelectronics Corp.	2,000	10,355
Pegatron Corp.	8,000	21,655
Pou Chen Corp.	9,000	12,598
Powertech Technology, Inc.	7,000	12,058
President Chain Store Corp.	4,000	30,105
Quanta Computer, Inc.	16,000	38,658
Radiant Opto-Electronics Corp.	2,000	6,226
Realtek Semiconductor Corp.	2,000	6,392
Ruentex Development Co., Ltd.	17,000	26,079
Ruentex Industries, Ltd.	3,000	6,568

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Shin Kong Financial Holding Co., Ltd.	38,000	$10,796
Siliconware Precision Industries Co., Ltd.	21,000	34,966
Simplo Technology Co., Ltd.	1,000	5,034
SinoPac Financial Holdings Co., Ltd.	31,000	12,929
Synnex Technology International Corp.	6,000	8,111
Taishin Financial Holding Co., Ltd.	60,000	25,503
Taiwan Business Bank(a)	42,000	12,752
Taiwan Cement Corp.	15,000	21,141
Taiwan Cooperative Financial Holding Co., Ltd.	27,000	13,677
Taiwan Fertilizer Co., Ltd.	4,000	6,929
Taiwan Mobile Co., Ltd.	7,000	24,497
Taiwan Semiconductor Manufacturing Co., Ltd.	122,000	567,306
Teco Electric and Machinery Co., Ltd.	9,000	8,571
TPK Holding Co., Ltd.	1,000	6,999
Uni-President Enterprises Corp.	22,000	36,842
United Microelectronics Corp.	82,000	40,620
Vanguard International Semiconductor Corp.	4,000	6,801
Wistron Corp.	11,000	9,351
WPG Holdings, Ltd.	7,000	9,016
Yuanta Financial Holding Co., Ltd.	39,000	19,631
Yulon Motor Co., Ltd.	4,000	5,465

		2,467,738

Thailand – 0.6%
Advanced Info Service PCL	5,900	42,972
Airports of Thailand PCL NVDR	1,900	16,349
Bangkok Bank PCL NVDR	5,100	28,917
Bangkok Dusit Medical Services PCL	15,000	9,081
BEC World PCL	4,700	5,922
BTS Group Holdings PCL	27,900	7,845
Bumrungrad Hospital PCL	1,700	7,941
Central Pattana PCL	5,900	7,751
Charoen Pokphand Foods PCL	13,100	9,058
CP ALL PCL	27,600	34,776
Delta Electronics Thailand PCL NVDR	5,400	12,488
Glow Energy PCL	2,500	6,588
IRPC PCL	48,400	6,396
Kasikornbank PCL NVDR	11,000	77,412
Krung Thai Bank PCL	15,600	10,931
Minor International PCL	7,500	8,067
PTT Exploration & Production PCL	8,100	27,133
PTT Global Chemical PCL	6,900	11,079
PTT PCL	5,500	54,594
Siam Cement PCL NVDR	2,900	45,630
Siam Commercial Bank PCL	8,000	43,762
Thai Oil PCL	3,900	6,232
Thai Union Frozen Products PCL	9,200	5,683
TMB Bank PCL	63,300	5,797
True Corp. PCL NVDR(a)	34,300	13,176

		505,580

Turkey – 0.4%
Akbank TAS	13,031	38,393
Anadolu Efes Biracilik Ve Malt Sanayii(a)	1,002	8,374
Arcelik	1,143	6,603
BIM Birlesik Magazalar	1,296	23,010
Coca-Cola Icecek	369	6,246
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	9,184	10,434
Eregli Demir ve Celik Fabrikalari TAS	6,767	10,529
Haci Omer Sabanci Holding	7,057	24,950
KOC Holding	6,204	28,314
TAV Havalimanlari Holding	790	6,618
Tupras Turkiye Petrol Rafinerileri	535	12,703
Turk Hava Yollari AO(a)	2,668	8,827
Turk Telekomunikasyon	2,538	6,745
Turkcell Iletisim Hizmetleri(a)	4,027	20,705
Turkiye Garanti Bankasi	10,477	34,419
Turkiye Halk Bankasi	4,682	23,171
Turkiye Is Bankasi (Class C)	12,616	28,521
Turkiye Sise ve Cam Fabrikalari	21,679	26,801
Turkiye Vakiflar Bankasi TAO	3,625	5,947
Ulker Biskuvi Sanayi	744	5,588
Yapi ve Kredi Bankasi	4,203	6,475

		343,373

United Arab Emirates – 0.1%
Abu Dhabi Commercial Bank PJSC	5,410	9,530
Aldar Properties PJSC	15,203	9,810
Arabtec Holding PJSC(a)	10,411	6,463
DP World, Ltd.	798	17,237
Dubai Islamic Bank PJSC	4,778	8,065
Emaar Properties PJSC	16,959	30,474
First Gulf Bank PJSC	4,341	17,256
National Bank of Abu Dhabi PJSC	3,273	10,604

		109,439

United Kingdom – 13.7%
3i Group PLC	4,700	33,658
Aberdeen Asset Management PLC	4,447	30,341
Admiral Group PLC	943	21,418
Aggreko PLC	1,238	28,063
Amec Foster Wheeler PLC	1,853	24,908
Anglo American PLC	6,751	101,421
Antofagasta PLC	1,906	20,726
ARM Holdings PLC	6,784	111,283
Ashtead Group PLC	2,433	39,152
Associated British Foods PLC	1,722	72,037
AstraZeneca PLC	6,353	436,327
Aviva PLC	14,249	114,224
Babcock International Group PLC	1,132	16,544
BAE Systems PLC	15,246	118,482
Barclays PLC	83,336	300,126
BG Group PLC	16,501	203,070
BHP Billiton PLC	10,757	235,300

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
BP PLC	90,297	$585,379
British American Tobacco PLC	9,244	478,717
British Land Co. PLC REIT	4,679	57,825
BT Group PLC	41,348	268,849
Bunzl PLC	1,617	43,952
Burberry Group PLC	2,149	55,286
Capita PLC	3,198	52,981
Carnival PLC	890	43,547
Centrica PLC	24,026	90,237
Cobham PLC	5,504	24,855
Compass Group PLC	8,062	140,266
Croda International PLC	656	26,673
Diageo PLC	12,695	350,437
Direct Line Insurance Group PLC	7,251	34,338
Dixons Carphone PLC	4,730	28,979
easyJet PLC	767	21,429
Experian PLC	4,786	79,361
Fiat Chrysler Automobiles NV(a)	4,348	70,747
Fresnillo PLC	1,069	10,831
Friends Life Group, Ltd.	6,811	41,819
G4S PLC	7,500	32,934
GKN PLC	7,940	42,268
GlaxoSmithKline PLC	24,087	552,806
Hammerson PLC REIT	3,791	37,424
Hargreaves Lansdown PLC	1,146	19,598
HSBC Holdings PLC	94,734	807,232
ICAP PLC	2,664	20,841
IMI PLC	1,314	24,871
Imperial Tobacco Group PLC	4,626	203,478
Inmarsat PLC	2,059	28,289
InterContinental Hotels Group PLC	1,141	44,615
Intertek Group PLC	780	28,925
Intu Properties PLC REIT	4,456	23,020
Investec PLC	2,670	22,236
ITV PLC	18,515	69,511
J Sainsbury PLC	6,014	23,141
Johnson Matthey PLC	991	49,813
Kingfisher PLC	11,380	64,297
Land Securities Group PLC REIT	3,821	71,074
Legal & General Group PLC	28,720	118,781
Lloyds Banking Group PLC(a)	288,696	335,484
London Stock Exchange Group PLC	1,090	39,789
Marks & Spencer Group PLC	7,904	62,774
Meggitt PLC	3,896	31,723
Melrose Industries PLC	4,811	19,819
Merlin Entertainments PLC(d)	2,094	13,743
National Grid PLC	19,172	246,101
Next PLC	739	77,068
Old Mutual PLC	23,718	78,200
Pearson PLC	3,963	85,363
Persimmon PLC	1,479	36,512
Petrofac, Ltd.	1,254	17,741
Prudential PLC	12,984	322,274
Randgold Resources, Ltd.	426	29,678
Reckitt Benckiser Group PLC	3,282	282,584
Reed Elsevier PLC	5,491	94,475
Rexam PLC	3,404	29,258
Rio Tinto PLC	6,463	265,955
Rolls-Royce Holdings PLC	9,119	129,009
Royal Bank of Scotland Group PLC(a)	12,271	61,935
Royal Dutch Shell PLC (Class A)	19,354	576,919
Royal Dutch Shell PLC (Class B)	12,302	383,326
Royal Mail PLC	3,142	20,448
RSA Insurance Group PLC	4,903	30,635
SABMiller PLC	4,922	258,658
Sage Group PLC	5,203	36,047
Schroders PLC	601	28,550
Segro PLC REIT	3,588	22,206
Severn Trent PLC	1,158	35,395
Shire PLC	3,005	239,329
Sky PLC	4,991	73,573
Smith & Nephew PLC	4,318	73,331
Smiths Group PLC	1,908	31,667
Sports Direct International PLC(a)	1,302	11,771
SSE PLC	4,773	106,141
Standard Chartered PLC	11,951	194,001
Standard Life PLC	9,458	66,777
Tate & Lyle PLC	2,259	20,037
Tesco PLC	39,266	140,975
Travis Perkins PLC	1,194	34,564
TUI AG	2,133	37,586
Tullow Oil PLC	4,402	18,506
Unilever PLC	6,519	272,421
United Utilities Group PLC	3,296	45,651
Vodafone Group PLC	133,395	436,546
Weir Group PLC	1,031	26,034
Whitbread PLC	877	68,285
William Hill PLC	4,238	23,334
WM Morrison Supermarkets PLC	10,159	29,182
Wolseley PLC	1,261	74,747
WPP PLC	6,361	144,571

		12,519,440

United States – 0.0%
Southern Copper Corp.	700	20,426

		20,426

TOTAL COMMON STOCKS (Cost $93,144,062)		90,038,654

RIGHTS – 0.0%(c)
South Africa – 0.0%(c)
Discovery, Ltd. (expiring 4/2/15)	148	424

		424

Spain – 0.0%(c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15)(a)	31,562	4,542
Banco de Sabadell SA (expiring 4/17/15)(a)	16,535	4,191
Telefonica SA (expiring 4/10/15)(a)	21,344	3,439

		12,172

TOTAL RIGHTS (Cost $4,468)		12,596

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT – 2.0%
Money Market Fund – 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(e)(f)(g) (Cost $1,784,812)	1,784,812	$1,784,812

TOTAL INVESTMENTS(h)† – 100.4% (Cost $94,933,342(i))		91,836,062
Other Liabilities in Excess of Assets – (0.4)%		(362,773)

NET ASSETS – 100.0%		$91,473,289

(a)	Non-income producing security

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Amount represents less than 0.05% of net assets

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $327,394 or 0.36% of net assets as of March 31, 2015.

(e)	Affiliated issuer. See table that follows for more information.

(f)	All or part of this security has been designated as collateral for futures contracts

(g)	The rate shown is the annualized seven-day yield at period end.

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2015 was $2,729,601 and $5,826,881, respectively, resulting in net unrealized depreciation of investments of $3,097,280.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015

INDUSTRY	PERCENT OF NET ASSETS
Banks	15.3%
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	6.6
Insurance	5.5
Automobiles	3.8
Food Products	3.4
Metals & Mining	3.2
Chemicals	3.1
Diversified Telecommunication Services	2.5
Wireless Telecommunication Services	2.4
Real Estate Management & Development	2.2
Beverages	2.1
Machinery	2.0
Food & Staples Retailing	1.9
Media	1.9
Capital Markets	1.7
Semiconductors & Semiconductor Equipment	1.7
Technology Hardware, Storage & Peripherals	1.6
Electric Utilities	1.5
Electronic Equipment, Instruments & Components	1.5

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

INDUSTRY	PERCENT OF NET ASSETS
Industrial Conglomerates	1.5
Real Estate Investment Trusts (REITs)	1.3
Road & Rail	1.3
Textiles, Apparel & Luxury Goods	1.3
Diversified Financial Services	1.2
Auto Components	1.1
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Tobacco	1.0
Construction & Engineering	0.9
IT Services	0.9
Multi-Utilities	0.9
Trading Companies & Distributors	0.9
Aerospace & Defense	0.8
Household Durables	0.8
Specialty Retail	0.8
Construction Materials	0.7
Household Products	0.7
Internet Software & Services	0.7
Software	0.7
Health Care Providers & Services	0.6
Personal Products	0.6
Transportation Infrastructure	0.6
Building Products	0.5
Gas Utilities	0.5
Health Care Equipment & Supplies	0.5
Multiline Retail	0.5
Commercial Services & Supplies	0.4
Communications Equipment	0.4
Independent Power & Renewable Electricity Producers	0.4
Professional Services	0.4
Water Utilities	0.4
Air Freight & Logistics	0.3
Biotechnology	0.3
Airlines	0.2
Energy Equipment & Services	0.2
Marine	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Leisure Products	0.1
Life Sciences Tools & Services	0.1
Distributors	0.0
Diversified Consumer Services	0.0	*
Health Care Technology	0.0	*
Short Term Investments	2.0
Other Assets & Liabilities	(0.4)

Total	100.0%

*	Amount represents less than 0.05% of net assets.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments:
Common Stocks	$90,038,654	$–	$–	$90,038,654
Rights	12,596	–	–	12,596
Short Term Investment	1,784,812	–	–	1,784,812

Total Investments	91,836,062	–	–	91,836,062
Other Assets:
Futures contracts	41,058	–	–	41,058

Total Assets	$91,877,120	$–	$–	$91,877,120

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. For the period ended March 31, 2015, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE Futures Contracts (long) Expiration Date 06/2015	6	$291,720	$12,181
Mini MSCI Emerging Markets Futures Contracts (long) Expiration Date 06/2015	19	1,738,405	28,877

Total unrealized appreciation/(depreciation) on open futures contracts purchased			$41,058

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired Portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2015:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$41,058	$41,058

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended March 31, 2015, was $1,411,163.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the three months ended 3/31/15	Shares sold for the three months ended 3/31/15	Number of shares held at 3/31/15	Value at 3/31/15	Income earned for the three months ended 3/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	597,024	42,140,459	40,952,671	1,784,812	$1,784,812	$487	$–

Quarterly Report

31 March 2015

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Target Retirement Funds

Quarterly Report

March 31, 2015

State Street Target Retirement Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 20.0%
SPDR Russell Small Cap Completeness ETF	8,133	$710,499
State Street Equity 500 Index II Portfolio	352,517	3,754,301

		4,464,800

Domestic Fixed Income – 65.0%
SPDR Barclays 1-10 Year TIPS ETF	208,091	4,028,642
SPDR Barclays High Yield Bond ETF	39,848	1,562,839
SPDR Barclays Short Term Corporate Bond ETF	29,119	895,409
SPDR Barclays Short Term Treasury ETF	117,081	3,553,408
State Street Aggregate Bond Index Portfolio	435,766	4,475,321

		14,515,619

International Equity – 10.0%
State Street Global Equity ex-U.S. Index Portfolio	235,967	2,246,406

		2,246,406

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	22,282	1,107,193

		1,107,193

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $22,394,959)		22,334,018

SHORT TERM INVESTMENT – 0.3%
Money Market Fund – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $70,777)	70,777	70,777

TOTAL INVESTMENTS(c) – 100.3% (Cost $22,465,736)		22,404,795
Other Liabilities in Excess of Assets – (0.3)%		(57,866)

NET ASSETS – 100.0%		$22,346,929

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

1

State Street Target Retirement 2015 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.1%
Domestic Equity – 27.2%
SPDR Russell Small Cap Completeness ETF	1,496	$130,690
State Street Equity 500 Index II Portfolio	63,463	675,881

		806,571

Domestic Fixed Income – 53.1%
SPDR Barclays 1-10 Year TIPS ETF	28,047	542,990
SPDR Barclays High Yield Bond ETF	5,297	207,748
SPDR Barclays Short Term Corporate Bond ETF	605	18,604
SPDR Barclays Short Term Treasury ETF	2,210	67,074
State Street Aggregate Bond Index Portfolio	71,737	736,743

		1,573,159

International Equity – 14.8%
State Street Global Equity ex-U.S. Index Portfolio	46,148	439,333

		439,333

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	2,962	147,182

		147,182

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,925,710)		2,966,245

SHORT TERM INVESTMENT – 0.2%
Money Market Fund – 0.2%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $4,146)	4,146	4,146

TOTAL INVESTMENTS(c) – 100.3% (Cost $2,929,856)		2,970,391
Other Liabilities in Excess of Assets – (0.3)%		(7,951)

NET ASSETS – 100.0%		$2,962,440

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

2

State Street Target Retirement 2020 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 35.9%
SPDR Russell Small Cap Completeness ETF	39,917	$3,487,149
State Street Equity 500 Index II Portfolio	1,390,613	14,810,033

		18,297,182

Domestic Fixed Income – 40.6%
SPDR Barclays 1-10 Year TIPS ETF	19,837	384,044
SPDR Barclays High Yield Bond ETF	78,145	3,064,847
SPDR Barclays Long Term Treasury ETF	31,665	2,381,841
SPDR Barclays TIPS ETF	86,735	4,917,875
State Street Aggregate Bond Index Portfolio	969,573	9,957,519

		20,706,126

International Equity – 20.9%
State Street Global Equity ex-U.S. Index Portfolio	1,121,643	10,678,041

		10,678,041

Real Estate – 2.6%
SPDR Dow Jones Global Real Estate ETF	26,763	1,329,854

		1,329,854

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $51,284,212)		51,011,203

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $166,210)	166,210	166,210

TOTAL INVESTMENTS(c) – 100.4% (Cost $51,450,422)		51,177,413
Other Liabilities in Excess of Assets – (0.4)%		(179,361)

NET ASSETS – 100.0%		$50,998,052

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

3

State Street Target Retirement 2025 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 43.0%
SPDR Russell Small Cap Completeness ETF	14,984	$1,309,002
State Street Equity 500 Index II Portfolio	445,050	4,739,786

		6,048,788

Domestic Fixed Income – 30.7%
SPDR Barclays High Yield Bond ETF	15,220	596,928
SPDR Barclays Long Term Treasury ETF	17,880	1,344,934
SPDR Barclays TIPS ETF	8,053	456,605
State Street Aggregate Bond Index Portfolio	186,936	1,919,831

		4,318,298

International Equity – 26.1%
State Street Global Equity ex-U.S. Index Portfolio	385,276	3,667,827

		3,667,827

Real Estate – 0.1%
SPDR Dow Jones Global Real Estate ETF	350	17,392

		17,392

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $13,986,643)		14,052,305

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $47,727)	47,727	47,727

TOTAL INVESTMENTS(c) – 100.3% (Cost $14,034,370)		14,100,032
Other Liabilities in Excess of Assets – (0.3)%		(36,520)

NET ASSETS – 100.0%		$14,063,512

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

4

State Street Target Retirement 2030 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 47.5%
SPDR Russell Small Cap Completeness ETF	55,482	$4,846,907
State Street Equity 500 Index II Portfolio	1,445,431	15,393,838

		20,240,745

Domestic Fixed Income – 23.3%
SPDR Barclays High Yield Bond ETF	14,049	551,002
SPDR Barclays Long Term Treasury ETF	55,934	4,207,355
SPDR Barclays TIPS ETF	7,103	402,740
State Street Aggregate Bond Index Portfolio	461,825	4,742,943

		9,904,040

International Equity – 29.1%
State Street Global Equity ex-U.S. Index Portfolio	1,302,073	12,395,731

		12,395,731

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $42,833,268)		42,540,516

SHORT TERM INVESTMENT – 0.3%
Money Market Fund – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $144,991)	144,991	144,991

TOTAL INVESTMENTS(c) – 100.2% (Cost $42,978,259)		42,685,507
Other Liabilities in Excess of Assets – (0.2)%		(102,551)

NET ASSETS – 100.0%		$42,582,956

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

5

State Street Target Retirement 2035 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 51.4%
SPDR Russell Small Cap Completeness ETF	14,048	$1,227,233
State Street Equity 500 Index II Portfolio	314,889	3,353,571

		4,580,804

Domestic Fixed Income – 17.0%
SPDR Barclays Long Term Treasury ETF	11,599	872,477
State Street Aggregate Bond Index Portfolio	63,149	648,537

		1,521,014

International Equity – 31.6%
State Street Global Equity ex-U.S. Index Portfolio	296,093	2,818,802

		2,818,802

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $8,891,889)		8,920,620

SHORT TERM INVESTMENT – 0.3%
Money Market Fund – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $25,757)	25,757	25,757

TOTAL INVESTMENTS(c) – 100.3% (Cost $8,917,646)		8,946,377
Other Liabilities in Excess of Assets – (0.3)%		(30,831)

NET ASSETS – 100.0%		$8,915,546

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

6

State Street Target Retirement 2040 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 54.3%
SPDR Russell Small Cap Completeness ETF	55,661	$4,862,545
State Street Equity 500 Index II Portfolio	1,079,878	11,500,696

		16,363,241

Domestic Fixed Income – 12.2%
SPDR Barclays Long Term Treasury ETF	39,734	2,988,791
State Street Aggregate Bond Index Portfolio	66,099	678,842

		3,667,633

International Equity – 33.5%
State Street Global Equity ex-U.S. Index Portfolio	1,061,816	10,108,485

		10,108,485

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $30,390,908)		30,139,359

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $105,598)	105,598	105,598

TOTAL INVESTMENTS(c) – 100.4% (Cost $30,496,506)		30,244,957
Other Liabilities in Excess of Assets – (0.4)%		(107,570)

NET ASSETS – 100.0%		$30,137,387

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

7

State Street Target Retirement 2045 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.2%
Domestic Equity – 55.8%
SPDR Russell Small Cap Completeness ETF	10,618	$927,588
State Street Equity 500 Index II Portfolio	194,662	2,073,154

		3,000,742

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	6,998	526,390

		526,390

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio	195,068	1,857,045

		1,857,045

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $5,409,525)		5,384,177

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $21,475)	21,475	21,475

TOTAL INVESTMENTS(c) – 100.6% (Cost $5,431,000)		5,405,652
Other Liabilities in Excess of Assets – (0.6)%		(32,526)

NET ASSETS – 100.0%		$5,373,126

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

8

State Street Target Retirement 2050 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.3%
Domestic Equity – 55.9%
SPDR Russell Small Cap Completeness ETF	7,868	$687,349
State Street Equity 500 Index II Portfolio	144,236	1,536,108

		2,223,457

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	5,186	390,091

		390,091

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio	144,536	1,375,985

		1,375,985

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,022,040)		3,989,533

SHORT TERM INVESTMENT – 0.5%
Money Market Fund – 0.5%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $18,033)	18,033	18,033

TOTAL INVESTMENTS(c) – 100.8% (Cost $4,040,073)		4,007,566
Other Liabilities in Excess of Assets – (0.8)%		(30,336)

NET ASSETS – 100.0%		$3,977,230

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

9

State Street Target Retirement 2055 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.7%
Domestic Equity – 56.1%
SPDR Russell Small Cap Completeness ETF	4,720	$412,339
State Street Equity 500 Index II Portfolio	86,531	921,557

		1,333,896

Domestic Fixed Income – 9.9%
SPDR Barclays Long Term Treasury ETF	3,111	234,010

		234,010

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	86,711	825,490

		825,490

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,403,670)		2,393,396

SHORT TERM INVESTMENT – 0.5%
Money Market Fund – 0.5%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $13,075)	13,075	13,075

TOTAL INVESTMENTS(c) – 101.2% (Cost $2,416,745)		2,406,471
Other Liabilities in Excess of Assets – (1.2)%		(28,930)

NET ASSETS – 100.0%		$2,377,541

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

10

State Street Target Retirement 2060 Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 103.1%
Domestic Equity – 57.4%
SPDR Russell Small Cap Completeness ETF	1,351	$118,024
State Street Equity 500 Index II Portfolio	24,768	263,783

		381,807

Domestic Fixed Income – 10.1%
SPDR Barclays Long Term Treasury ETF	890	66,946

		66,946

International Equity – 35.6%
State Street Global Equity ex-U.S. Index Portfolio	24,820	236,285

		236,285

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $674,313)		685,038

SHORT TERM INVESTMENT – 0.3%
Money Market Fund – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.10%(a)(b) (Cost $2,288)	2,288	2,288

TOTAL INVESTMENTS(c) – 103.4% (Cost $676,601)		687,326
Other Liabilities in Excess of Assets – (3.4)%		(22,727)

NET ASSETS – 100.0%		$664,599

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Portfolios of Investments).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Portfolio of Investments.

11

State Street Institutional Investment Trust

Notes to Portfolios of Investments

March 31, 2015 (Unaudited)

Security valuation – Each Fund’s investments are valued each business day by independent pricing services. Equity securities and exchange traded funds for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. For the period ended March 31, 2015, there were no transfers between levels.

Transactions with Affiliates

The Funds may invest in Underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated Underlying Funds for the period January 1, 2015 through March 31, 2015 are:

			Purchased		Sold
State Street Target Retirement Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	890	$75,098	$658,856	7,558	$27,355	315	8,133	$710,499	$1,981	$1,309
State Street Equity 500 Index II Portfolio	37,233	392,859	3,443,075	317,462	22,941	2,178	352,517	3,754,301	–	704
SPDR Barclays 1-10 Year TIPS ETF	22,381	426,582	3,631,902	187,515	34,947	1,805	208,091	4,028,642	–	(275)
SPDR Barclays High Yield Bond ETF	4,317	166,679	1,442,589	36,290	29,683	759	39,848	1,562,839	8,151	(824)
SPDR Barclays Short Term Corporate Bond ETF	3,128	95,686	801,085	26,063	2,206	72	29,119	895,409	1,136	(5)
SPDR Barclays Short Term Treasury ETF	12,501	376,030	3,186,347	105,519	28,401	939	117,081	3,553,408	2,286	86
State Street Aggregate Bond Index Portfolio	47,100	477,546	4,014,790	392,063	34,900	3,397	435,766	4,475,321	15,095	868
State Street Global Equity ex-U.S. Index Portfolio	25,905	237,423	2,104,539	217,671	72,237	7,609	235,967	2,246,406	–	(1,269)
SPDR Dow Jones Global Real Estate ETF	2,465	117,654	1,031,666	20,729	45,469	912	22,282	1,107,193	4,713	5,027
State Street Institutional Liquid Reserves Fund, Premier Class	3,627	3,627	10,714,554	10,714,554	10,647,404	10,647,404	70,777	70,777	49	–

12

State Street Institutional Investment Trust

Notes to Portfolios of Investments — (continued)

March 31, 2015 (Unaudited)

			Purchased		Sold
State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	1,539	$129,861	$6,799	78	$10,366	121	1,496	$130,690	$377	$361
State Street Equity 500 Index II Portfolio	62,133	655,588	30,564	2,832	15,864	1,502	63,463	675,881	–	529
SPDR Barclays 1-10 Year TIPS ETF	27,190	518,241	34,890	1,800	18,083	943	28,047	542,990	–	(319)
SPDR Barclays High Yield Bond ETF	5,270	203,475	11,782	297	10,453	270	5,297	207,748	1,937	(399)
SPDR Barclays Short Term Corporate Bond ETF	477	14,591	3,938	128	–	–	605	18,604	32	–
SPDR Barclays Short Term Treasury ETF	1,696	51,016	18,347	605	2,751	91	2,210	67,074	56	8
State Street Aggregate Bond Index Portfolio	71,783	727,820	35,411	3,454	35,721	3,500	71,737	736,743	3,469	647
State Street Global Equity ex-U.S. Index Portfolio	47,201	432,604	29,268	3,028	38,532	4,080	46,148	439,333	–	(883)
SPDR Dow Jones Global Real Estate ETF	3,009	143,620	13,201	263	15,551	310	2,962	147,182	633	1,805
State Street Institutional Liquid Reserves Fund, Premier Class	4,002	4,002	126,687	126,687	126,543	126,543	4,146	4,146	–	–

			Purchased		Sold
State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	6,532	$551,170	$3,134,063	35,944	$220,567	2,559	39,917	$3,487,149	$9,771	$8,147
State Street Equity 500 Index II Portfolio	223,079	2,353,794	13,137,820	1,211,440	464,696	43,905	1,390,613	14,810,033	–	16,425
SPDR Barclays 1-10 Year TIPS ETF	–	–	384,271	19,837	–	–	19,837	384,044	–	–
SPDR Barclays High Yield Bond ETF	12,408	479,073	2,704,074	68,040	89,652	2,303	78,145	3,064,847	16,450	(2,914)
SPDR Barclays Long Term Treasury ETF	5,229	381,016	2,143,153	28,734	171,993	2,298	31,665	2,381,841	5,087	13,272
SPDR Barclays TIPS ETF	14,377	804,825	4,394,965	77,394	284,405	5,036	86,735	4,917,875	–	3,242
State Street Aggregate Bond Index Portfolio	153,272	1,554,043	8,670,830	846,647	309,587	30,346	969,573	9,957,519	33,221	5,527
State Street Global Equity ex-U.S. Index Portfolio	187,497	1,718,452	9,703,102	1,003,794	653,581	69,648	1,121,643	10,678,041	–	(13,293)
SPDR Dow Jones Global Real Estate ETF	4,132	197,220	1,166,270	23,426	38,990	795	26,763	1,329,854	5,291	3,737
State Street Institutional Liquid Reserves Fund, Premier Class	16,109	16,109	13,588,462	13,588,462	13,438,361	13,438,361	166,210	166,210	56	–

13

State Street Institutional Investment Trust

Notes to Portfolios of Investments — (continued)

March 31, 2015 (Unaudited)

			Purchased		Sold
State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	7,671	$647,279	$694,266	7,964	$56,566	651	14,984	$1,309,002	$3,664	$2,739
State Street Equity 500 Index II Portfolio	220,882	2,330,622	2,565,876	236,884	135,112	12,716	445,050	4,739,786	–	5,285
SPDR Barclays High Yield Bond ETF	7,349	283,745	321,099	8,088	8,427	217	15,220	596,928	4,038	(295)
SPDR Barclays Long Term Treasury ETF	9,304	677,945	750,369	10,062	111,707	1,486	17,880	1,344,934	3,838	11,202
SPDR Barclays TIPS ETF	3,614	202,312	258,442	4,553	6,473	114	8,053	456,605	–	114
State Street Aggregate Bond Index Portfolio	93,539	948,398	1,017,504	99,338	60,730	5,941	186,936	1,919,831	7,489	1,200
State Street Global Equity ex-U.S. Index Portfolio	199,123	1,825,003	1,988,945	205,874	186,321	19,721	385,276	3,667,827	–	(4,184)
SPDR Dow Jones Global Real Estate ETF	–	–	17,396	350	–	–	350	17,392	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	13,242	13,242	2,029,163	2,029,163	1,994,678	1,994,678	47,727	47,727	4	–

			Purchased		Sold
State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	6,143	$518,346	$4,490,447	51,511	$186,742	2,172	55,482	$4,846,907	$13,444	$5,750
State Street Equity 500 Index II Portfolio	156,596	1,652,311	14,224,853	1,311,993	244,064	23,158	1,445,431	15,393,838	–	7,619
SPDR Barclays High Yield Bond ETF	1,351	52,162	508,419	12,812	4,409	114	14,049	551,002	2,496	(173)
SPDR Barclays Long Term Treasury ETF	6,096	444,191	3,789,029	50,797	73,309	959	55,934	4,207,355	8,256	8,447
SPDR Barclays TIPS ETF	694	38,850	367,288	6,469	3,405	60	7,103	402,740	–	58
State Street Aggregate Bond Index Portfolio	50,392	510,932	4,288,481	418,752	74,907	7,319	461,825	4,742,943	15,562	1,568
State Street Global Equity ex-U.S. Index Portfolio	146,572	1,343,361	11,595,045	1,199,519	413,151	44,018	1,302,073	12,395,731	–	(12,064)
State Street Institutional Liquid Reserves Fund, Premier Class	18,347	18,347	9,032,228	9,032,228	8,905,584	8,905,584	144,991	144,991	87	–

			Purchased		Sold
State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	6,860	$578,847	$747,937	8,579	$120,114	1,391	14,048	$1,227,233	$3,355	$5,100
State Street Equity 500 Index II Portfolio	148,828	1,570,347	2,070,752	191,156	270,409	25,095	314,889	3,353,571	–	14,193
SPDR Barclays Long Term Treasury ETF	5,668	413,004	532,476	7,138	89,816	1,207	11,599	872,477	2,422	8,181
State Street Aggregate Bond Index Portfolio	29,433	298,421	398,255	38,876	52,600	5,160	63,149	648,537	2,447	899
State Street Global Equity ex-U.S. Index Portfolio	145,607	1,334,522	1,735,244	179,593	276,899	29,107	296,093	2,818,802	–	(4,278)
State Street Institutional Liquid Reserves Fund, Premier Class	15,127	15,127	1,363,145	1,363,145	1,352,515	1,352,515	25,757	25,757	–	–

14

State Street Institutional Investment Trust

Notes to Portfolios of Investments — (continued)

March 31, 2015 (Unaudited)

			Purchased		Sold
State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	4,762	$401,818	$4,594,040	52,693	$156,197	1,794	55,661	$4,862,545	$13,442	$7,862
State Street Equity 500 Index II Portfolio	90,269	952,462	10,868,758	1,002,367	136,633	12,758	1,079,878	11,500,696	–	6,375
SPDR Barclays Long Term Treasury ETF	3,349	244,028	2,746,013	36,811	31,978	426	39,734	2,988,791	5,802	3,166
State Street Aggregate Bond Index Portfolio	5,009	50,785	631,899	61,682	6,041	592	66,099	678,842	2,000	114
State Street Global Equity ex-U.S. Index Portfolio	92,313	846,072	9,638,430	996,898	260,527	27,396	1,061,816	10,108,485	–	(4,118)
State Street Institutional Liquid Reserves Fund, Premier Class	17,599	17,599	7,385,405	7,385,405	7,297,406	7,297,406	105,598	105,598	72	–

			Purchased		Sold
State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	2,038	$171,966	$776,252	8,896	$27,174	316	10,618	$927,588	$2,430	$1,046
State Street Equity 500 Index II Portfolio	35,570	375,313	1,782,690	164,462	57,651	5,370	194,662	2,073,154	–	2,823
SPDR Barclays Long Term Treasury ETF	1,348	98,223	441,320	5,912	19,840	262	6,998	526,390	1,094	2,120
State Street Global Equity ex-U.S. Index Portfolio	37,092	339,958	1,609,576	166,492	81,088	8,516	195,068	1,857,045	–	(1,179)
State Street Institutional Liquid Reserves Fund, Premier Class	11,094	11,094	1,274,452	1,274,452	1,264,071	1,264,071	21,475	21,475	–	–

			Purchased		Sold
State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	995	$83,958	$631,409	7,235	$31,032	362	7,868	$687,349	$1,754	$1,100
State Street Equity 500 Index II Portfolio	17,491	184,559	1,440,017	132,848	65,437	6,104	144,236	1,536,108	–	3,115
SPDR Barclays Long Term Treasury ETF	666	48,529	357,475	4,785	19,859	265	5,186	390,091	754	1,936
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	1,303,009	134,762	80,362	8,466	144,536	1,375,985	–	(1,418)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	1,040,989	1,040,989	1,028,376	1,028,376	18,033	18,033	1	–

			Purchased		Sold
State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	995	$83,958	$344,711	3,952	$19,305	227	4,720	$412,339	$1,054	$536
State Street Equity 500 Index II Portfolio	17,491	184,559	795,345	73,443	47,111	4,403	86,531	921,557	–	2,160
SPDR Barclays Long Term Treasury ETF	666	48,529	199,902	2,680	17,616	235	3,111	234,010	474	1,722
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	720,969	74,654	58,593	6,183	86,711	825,490	–	(1,138)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	603,654	603,654	595,999	595,999	13,075	13,075	–	–

15

State Street Institutional Investment Trust

Notes to Portfolios of Investments — (continued)

March 31, 2015 (Unaudited)

			Purchased		Sold
State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
SPDR Russell Small Cap Completeness ETF	996	$84,042	$44,062	505	$12,720	150	1,351	$118,024	$318	$318
State Street Equity 500 Index II Portfolio	17,526	184,927	89,838	8,292	11,017	1,050	24,768	263,783	–	398
SPDR Barclays Long Term Treasury ETF	667	48,602	28,431	382	11,966	159	890	66,946	193	1,212
State Street Global Equity ex-U.S. Index Portfolio	18,275	167,497	83,746	8,697	20,263	2,152	24,820	236,285	–	(525)
State Street Institutional Liquid Reserves Fund, Premier Class	5435	5435	132,377	132,377	135,524	135,524	2,288	2,288	–	–

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$22,465,736	$44,642	$105,583	$(60,941)
State Street Target Retirement 2015 Fund	2,929,856	41,604	1,069	40,535
State Street Target Retirement 2020 Fund	51,450,422	95,409	368,418	(273,009)
State Street Target Retirement 2025 Fund	14,034,370	91,497	25,835	65,662
State Street Target Retirement 2030 Fund	42,978,259	97,468	390,220	(292,752)
State Street Target Retirement 2035 Fund	8,917,646	50,192	21,461	28,731
State Street Target Retirement 2040 Fund	30,496,506	62,351	313,900	(251,549)
State Street Target Retirement 2045 Fund	5,431,000	20,312	45,660	(25,348)
State Street Target Retirement 2050 Fund	4,040,073	8,764	41,271	(32,507)
State Street Target Retirement 2055 Fund	2,416,745	8,753	19,027	(10,274)
State Street Target Retirement 2060 Fund	676,601	13,492	2,767	10,725

16

Quarterly Report

31 March 2015

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Quarterly Report

March 31, 2015

Portfolio of Investments	1
Notes to Portfolio of Investments	3

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.9%
Australia – 6.1%
Federation Centres REIT	23,800	$55,273
GPT Group REIT	7,400	25,835
Investa Office Fund REIT	19,500	58,099
Mirvac Group REIT	17,000	26,104
Novion Property Group REIT	19,100	36,625
Scentre Group REIT	32,600	93,144
Westfield Corp. REIT	5,800	42,315

		337,395

Canada – 2.6%
Calloway Real Estate Investment Trust REIT	1,700	39,060
H&R Real Estate Investment Trust REIT	2,600	47,894
RioCan Real Estate Investment Trust REIT	2,400	54,898

		141,852

France – 7.4%
Fonciere Des Regions REIT(a)(b)	15	1,446
Fonciere Des Regions REIT(b)	240	23,758
Gecina SA REIT	350	47,307
Klepierre REIT	2,394	117,476
Mercialys SA REIT	3,500	88,844
Unibail-Rodamco SE REIT	480	129,421

		408,252

Hong Kong – 2.8%
Hongkong Land Holdings, Ltd.	7,000	52,850
Link REIT REIT	16,900	103,867

		156,717

Japan – 6.8%
Activia Properties, Inc. REIT	6	52,483
Japan Real Estate Investment Corp. REIT	11	51,824
Japan Retail Fund Investment Corp. REIT	29	57,698
Kenedix Office Investment Corp. REIT	11	60,354
Kenedix Retail REIT Corp. REIT(a)	11	25,527
Nippon Prologis REIT, Inc. REIT	29	63,937
United Urban Investment Corp. REIT	39	60,845

		372,668

Netherlands – 1.6%
Eurocommercial Properties NV	1,100	50,393
NSI NV REIT	2,200	9,884
Vastned Retail NV REIT	600	29,381

		89,658

Singapore – 1.7%
CapitaCommercial Trust REIT	70,500	90,714

Sweden – 0.4%
Castellum AB	1,500	22,663

United Kingdom – 6.9%
British Land Co. PLC REIT	9,000	111,226
Hammerson PLC REIT	9,526	94,040
Intu Properties PLC REIT	6,692	34,571

Land Securities Group PLC REIT	4,598	85,527
Segro PLC REIT	9,000	55,700

		381,064

United States – 62.6%
Alexandria Real Estate Equities, Inc. REIT	500	49,020
American Campus Communities, Inc. REIT	1,300	55,731
American Realty Capital Properties, Inc. REIT	9,800	96,530
AvalonBay Communities, Inc. REIT	700	121,975
BioMed Realty Trust, Inc. REIT	1,700	38,522
Boston Properties, Inc. REIT	900	126,432
Brandywine Realty Trust REIT	2,700	43,146
Brixmor Property Group, Inc. REIT	1,700	45,135
CBL & Associates Properties, Inc. REIT	3,400	67,320
Digital Realty Trust, Inc. REIT	1,540	101,578
Douglas Emmett, Inc. REIT	1,500	44,715
Duke Realty Corp. REIT	3,400	74,018
EPR Properties REIT	900	54,027
Equity Residential REIT	2,100	163,506
Forest City Enterprises, Inc.(a)	900	22,968
General Growth Properties, Inc. REIT	3,600	106,380
HCP, Inc. REIT	2,000	86,420
Health Care REIT, Inc.	2,900	224,344
Healthcare Realty Trust, Inc. REIT	2,500	69,450
Healthcare Trust of America, Inc. REIT	1,200	33,432
Highwoods Properties, Inc. REIT	1,200	54,936
Home Properties, Inc. REIT	800	55,432
Hospitality Properties Trust REIT	1,700	56,083
Host Hotels & Resorts, Inc. REIT	4,100	82,738
Kimco Realty Corp. REIT	4,100	110,085
Liberty Property Trust REIT	2,200	78,540
Macerich Co. REIT	800	67,464
Paramount Group, Inc. REIT	2,500	48,250
Pennsylvania Real Estate Investment Trust REIT	1,000	23,230
Post Properties, Inc. REIT	800	45,544
ProLogis, Inc. REIT	3,100	135,036
Public Storage, Inc. REIT	400	78,856
Ramco-Gershenson Properties Trust REIT	2,400	44,640
Regency Centers Corp. REIT	800	54,432
Retail Properties of America, Inc. REIT	2,700	43,281
RLJ Lodging Trust REIT	1,200	37,572
Senior Housing Properties Trust REIT	2,500	55,475
Simon Property Group, Inc. REIT	1,550	303,242
SL Green Realty Corp. REIT	500	64,190
Spirit Realty Capital, Inc. REIT	6,700	80,936
Strategic Hotels & Resorts, Inc. REIT(a)	2,800	34,804
Sun Communities, Inc. REIT	700	46,704
UDR, Inc. REIT	2,600	88,478
Urban Edge Properties REIT	450	10,665
Vornado Realty Trust REIT	1,100	123,200

		3,448,462

TOTAL COMMON STOCKS – 98.9% (Cost $5,031,210)		5,449,445

See Notes to Portfolio of Investments.

1

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT – 1.2%
MONEY MARKET FUND – 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(c)(d) (Cost $66,367)	66,367	$66,367

TOTAL INVESTMENTS(e) – 100.1% (Cost $5,097,577)(f)		5,515,812
Other Liabilities in Excess of Assets – (0.1)%		(7,922)

NET ASSETS – 100.0%		$5,507,890

(a)	Non-income producing security

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Affiliated Fund managed by SSGA Fund Management, Inc. See table that follows for more information.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(f)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2015 was $467,642 and $49,407, respectively, resulting in net unrealized appreciation of investments of $418,235.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

2

State Street Clarion Global Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2015 (Unaudited)

Security	valuation

Investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Securities for which market quotations are not readily available may be valued at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). Investments in money market funds are valued at the net asset value per share. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Fund has adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Trust’s calculation of NAVs for each applicable Fund when the Trust deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair

3

State Street Clarion Global Real Estate Income Fund

Notes to Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The following is a summary of the inputs used as of March 31, 2015, in valuing the assets carried at fair value of the Fund:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$5,449,445	$–	$–	$5,449,445
Short Term Investment	66,367	–	–	66,367

TOTAL INVESTMENTS	$5,515,812	$–	$–	$5,515,812

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the year. For the period ended March 31, 2015, there were no transfers between levels.

Affiliates	Table

Certain investments made by the Fund were made in securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending March 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Value at 12/31/14	Shares purchased for the period ended 3/31/15	Shares sold for the period ended 3/31/15	Number of shares held at 3/31/15	Value at 3/31/15	Income earned for the period ended 3/31/15
State Street Institutional Liquid Reserves Fund, Premier Class	35,023	$35,023	192,313	160,969	66,367	$66,367	$8

4

Quarterly Report

31 March 2015

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

State Street Institutional Investment Trust

Quarterly Report

March 31, 2015

State Street Clarion Global Infrastructure & MLP Fund

Notes to Quarterly Report

March 31, 2015 (Unaudited)

1.	Organization

The Clarion Global Infrastructure & MLP Fund is a non-diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. The Fund invests through a “master-feeder” structure. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, State Street Clarion Global Infrastructure & MLP Portfolio, a separate mutual fund that has substantially similar investment strategies and risks as the Fund.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its Quarterly Report.

Security Valuation

The fair value of the Fund’s securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Fund follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 – quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

1

State Street Clarion Global Infrastructure & MLP Fund

Notes to Quarterly Report — (continued)

March 31, 2015 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The valuation techniques used in determining the fair market values of financial instruments classified as Level 1 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in money market funds are valued at the net asset value per share. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

The level associated with valuing the Master’s investments for the period ended March 31, 2015 were Level 1.

Investment Income

Dividend income is recorded on the ex-dividend date. Income and capital gains distributions received from the Portfolio by the Fund are recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2

State Street Clarion Global Infrastructure & MLP Fund

Shareholders Requests for Additional Information

March 31, 2015 (Unaudited)

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

3

State Street Clarion Global Infrastructure & MLP Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Clarion Global Infrastructure & MLP Portfolio, a series of SSGA Active Trust. The schedule of investments for the State Street Clarion Global Infrastructure & MLP Portfolio follows.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 6.5%
Aurizon Holdings, Ltd.	76,220	$282,407
AusNet Services	153,200	170,874
Transurban Group	79,827	581,176

		1,034,457

CANADA — 2.0%
TransCanada Corp.	7,440	318,161

CHINA — 1.2%
Beijing Capital International Airport Co., Ltd. (Class H)	188,000	183,319

FRANCE — 5.0%
Suez Environnement Co.	13,650	234,928
Vinci SA	9,920	567,116

		802,044

HONG KONG — 5.4%
Beijing Enterprises Holdings, Ltd.	27,500	216,366
China Resources Gas Group, Ltd.	71,000	220,700
COSCO Pacific, Ltd.	138,400	181,367
Power Assets Holdings, Ltd.	23,800	243,432

		861,865

ITALY — 4.2%
Atlantia SpA	12,900	338,745
Enel SpA	72,365	327,356

		666,101

JAPAN — 6.5%
Central Japan Railway Co.	2,400	435,172
East Japan Railway Co.	7,400	594,838

		1,030,010

SPAIN — 6.0%
Enagas SA	7,100	203,064
Ferrovial SA	24,170	513,980
Red Electrica Corp. SA	2,935	238,747

		955,791

SWITZERLAND — 0.8%
Flughafen Zuerich AG	170	134,068

UNITED KINGDOM — 7.7%
Abengoa Yield PLC	2,495	84,281
National Grid PLC	46,590	598,052
Severn Trent PLC	5,333	163,008
United Utilities Group PLC	14,900	206,371
VTTI Energy Partners LP	6,916	171,655

		1,223,367

UNITED STATES — 52.2%
Cone Midstream Partners LP	16,816	$292,767
Crown Castle International Corp.	12,201	1,007,071
CSX Corp.	15,427	510,942
Dominion Resources, Inc.	5,668	401,691
DTE Energy Co.	3,384	273,055
Edison International	4,209	262,936
Energy Transfer Equity LP	5,165	327,254
EnLink Midstream Partners LP	11,531	285,277
EQT Midstream Partners LP	1,060	82,320
Eversource Energy	6,162	311,304
Exelon Corp.	9,298	312,506
ITC Holdings Corp.	6,100	228,323
NextEra Energy, Inc.	4,710	490,076
NiSource, Inc.	5,719	252,551
Pattern Energy Group, Inc.	10,021	283,795
Plains GP Holdings LP (Class A)	8,800	249,656
PPL Corp.	6,000	201,960
Rose Rock Midstream LP	1,900	90,250
SBA Communications Corp. (Class A) (a)	1,371	160,544
SemGroup Corp. (Class A)	4,571	371,805
Sempra Energy	3,005	327,605
Summit Midstream Partners LP	8,177	263,054
Sunoco Logistics Partners LP	7,971	329,521
Targa Resources Corp.	1,170	112,074
Union Pacific Corp.	4,074	441,255
Valero Energy Partners LP	3,000	145,200
Williams Partners LP	5,800	285,476

		8,300,268

TOTAL COMMON STOCKS
(Cost $15,540,285)		$15,509,451

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $387,943)	387,943	387,943

TOTAL INVESTMENTS — 99.9% (d)
(Cost $15,928,228)		15,897,394

OTHER ASSETS & LIABILITIES — 0.1%		18,365

NET ASSETS — 100.0%		$15,915,759

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.

4

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

INDUSTRY BREAKDOWN AS OF

MARCH 31, 2015

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	20.9%
Electric Utilities	17.5
Road & Rail	14.3
Multi-Utilities	13.1
Transportation Infrastructure	8.9
Construction & Engineering	6.8
Real Estate Investment Trusts	6.3
Gas Utilities	2.7
Water Utilities	2.3
Independent Power & Renewable Electricity Producers	2.3
Industrial Conglomerates	1.4
Wireless Telecommunication Services	1.0
Short Term Investment	2.4
Other Assets & Liabilities	0.1

Total	100.0%

5

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO

SCHEDULE OF INVESTMENTS — (continued)

March 31, 2015 (Unaudited)

Security Valuation

The fair value of the Portfolio’s securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolio follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 – quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolio’s net assets are computed and that may materially affect the value of the Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The

6

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO

SCHEDULE OF INVESTMENTS — (continued)

March 31, 2015 (Unaudited)

inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolio’s investments as of March 31, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
State Street Clarion Global Infrastructure & MLP Portfolio	$15,897,394	$—	$—	$15,897,394

There were no material transfers between levels for the period ended March 31, 2015.

Transactions with Affiliates

The Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at March 31, 2015, and for the period then ended are:

State Street Clarion Global Infrastructure & MLP Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$5,578,257	5,578,257	$5,190,314	5,190,314	387,943	$387,943	$408	$—

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Infrastructure & MLP Portfolio	$15,928,288	$452,975	$(483,809)	$(30,834)

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

7

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 28, 2015

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial Officer)

Date: May 28, 2015